Exhibit 99.16

Loan Number	Initial Rating	Final Rating	S&P Initial Rating	S&P Final Rating	Moodys Initial Rating	Moodys Final Rating	Fitch Initial Rating	Fitch Final Rating	Kroll Initial Rating	Kroll Final Rating	DBRS Initial Rating	DBRS Final Rating	Initial Credit Credit Decision	Final Credit Decision	S&P Initial Credit Rating	S&P Final Credit Rating	Moodys Initial Credit Rating	Moodys Final Credit Rating	Fitch Initial Credit Rating	Fitch Final Credit Rating	Kroll Initial Credit Rating	Kroll Final Credit Rating	DBRS Initial Credit Rating	DBRS Final Credit Rating	Exception	Initial Property Decision	Final Property Decision	S&P Initial Property Rating	S&P Final Property Rating	Moodys Initial Property Rating	Moodys Final Property Rating	Fitch Initial Property Rating	Fitch Final Property Rating	Kroll Initial Property Rating	Kroll Final Property Rating	DBRS Initial Property Rating	DBRS Final Property Rating	Property Exceptions	Initial Compliance Decision	Final Compliance Decision	S&P Initial Compliance Rating	S&P Final Compliance Rating	Moodys Initial Compliance Rating	Moodys Final Compliance Rating	Fitch Initial Compliance Rating	Fitch Final Compliance Rating	Kroll Initial Compliance Rating	Kroll Final Compliance Rating	DBRS Initial Compliance Rating	DBRS Final Compliance Rating	Compliance Comments	Comp Factor
300005312	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - VOM, Credit Report and Pay History for 2nd mortgage being paid off all show a current balance of $204,000. The payoff in the file reflects the current balance to be $147,000. Document source of funds to pay down 2nd mortgage by $57,000. - Cleared 04/08/2015 Issue Resolution: 4.8.15 Copy of payment history reflecting pay down of second lien in the amount of $57,000 on 2/23/15 provided. $57,000 liability included into DTI calculations. DTI within applicable guidelines. Condition cleared.; Missing payment history - Provide credit supplement for liability of $57,000 with a payment amount of $250 on page 3 of the Final 1003. This account is not appearing on the credit report. - Cleared 06/03/2015 Issue Resolution: 4.8.15 Copy of note for line of credit with a max loan amount of $60,000 provided. Current payment invoice provided reflects monthly payment of $218.63 based on total disbursed balance of $57,000. Debt included in DTI calculation. DTI within applicable guidelines. Condition cleared.; Missing Balance Sheet - Provide Balance Sheet to accompany the P&L Statement in the file for Borrower's real estate business as shown on final 1003 dated 02/26/2015. - Cleared 06/03/2015 Lender Response: 03/20/2015: Balance sheet Issue Resolution: 03/20/2015: Audit review of Balance Sheet, as of 12/31/2014 and dated 02/18/2015, for Borrower's real estate business submitted is deemed acceptable.  Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file. - Cleared 03/20/2015 Lender Response: 03/20/2015: Appraisal SSRs Issue Resolution: 03/20/2015: A CDA report reflecting a value of $690,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Incorrect rescission model – Same lender refinance requires form H-9 - A same lender refinance requires a H9 Right of Rescission form. - Cleared 06/03/2015 Issue Resolution: 3.27.15 Subject loan paying off first two loans listed on final 1003 dated 02/26/2015. Pay off is for different creditors. Condition deemed invalid.;
																																																				DTI is lower than guideline maximum 29.38% DTI; FICO is higher than guideline minimum 754 Credit Score; Reserves are higher than guideline minimum $51,571.00 excess verified reserves;
300007741	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Insufficient asset documentation in file - assets do not cover closing costs - Verified assets $163,156.32 EMD $10,000 CTC $165,577.74 reserves $113,017.68 = <$125,439.10> Final 1003 shows assets of $165,000 from sale of home, only netted $136,451.29 and retirement account of $201,227.  Missing 2 months retirement account statements. - Cleared 06/11/2015 Lender Response: 04/22/2015: retirement account statement Issue Resolution: 04/22/2015: Audit review of retirement account statement documentation submitted is deemed acceptable. Condition cleared.  Re-verified assets are $364,534.33 minus EMD $10,000 minus CTC $165,577.74 minus reserves $113,017.68 equals $75,938.91.  Reserves are sufficient to qualify for the loan.  Condition cleared.; Missing Documentation - Promissory note in file dated 03/31/2015 for $166,824 to be paid off 04/13/2015.  HUD-1 in file from sale of home does not show this being paid off and is not listed as a debt on the final 1003. Explanation and evidence paid not provided in file.  Please provide satisfaction of lien and source of funds to satisfy.  - Cleared 04/23/2015 Lender Response: 04/23/2015: LOE for Note Issue Resolution: 04/23/2015: Audit review of True & Certified by settlement agent copy of the final HUD-1 for the previous property, as well as the explanation as to the unsigned copy of the Note within the file is deemed acceptable. Previous property closed/sold the same day as subject property. Condition cleared.; Insufficient Reserves - Verified assets $163,156.32 EMD $10,000 CTC $165,577.74 reserves $113,017.68 = <$125,439.10 > 85% no MI loan requires 18 months reserves.  Missing 2 months retirement account statements. - Cleared 06/11/2015 Lender Response: 04/22/2015: Retirement account Statements  Issue Resolution: 04/22/2015: Audit review of retirement account statement documentation submitted is deemed acceptable. Condition cleared.  Re-verified assets are $364,534.33 minus EMD $10,000 minus CTC $165,577.74 minus reserves $113,017.68 equals $75,938.91.  Reserves are sufficient to qualify for the loan.  Condition cleared.; Missing verbal verification of employment - Appendix Q requires the creditor verifies the consumer's employment for the most recent two full years and explain any gaps in employment.  Missing verbal verification of previous employment for Borrower from prior two jobs. - Cleared 06/04/2015 Lender Response: 04/23/2015: Prior VOE Issue Resolution: 04/23/2015: Audit review of VOE, dated 04/07/2015, documentation submitted was within 10 days prior to the Note date of 04/07/2015 and reflects previous employment from 05/16/2013 through 04/04/2015 with no gaps. Documentation submitted is deemed acceptable. Condition cleared.  ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report not provided in file. - Cleared 06/11/2015 Lender Response: 04/22/2015: CDA 04/22/2015: submission report Issue Resolution: 04/22/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared. 04/22/2015: Audit review determined that no CDA attachment was provided. Condition remains.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 35.25% DTI; FICO is higher than guideline minimum 800 FICO; Years in Primary Residence 11 years in primary residence;
110748760	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
General Credit Exception - Investor guidelines dated 09/01/2013 require a Loan Quality Certification to be provided in file. Provide a copy of the Loan Quality Certification.  - Cleared 06/04/2015 Lender Response: 09/30/2014: Loan Quality Cert provided Issue Resolution: 09/30/2014: Loan Quality Cert provided dated 08/04/2014 condition cleared. ; General Credit Exception 2 - Investor guidelines dated 09/01/2013 requires a letter of explanation for all derogatory credit.  The credit report reflects a 2 x 30 in 04/2011 on 2 revolving accounts. Provide a satisfactory letter of explanation.  - Cleared 06/04/2015 Lender Response: 09/30/2014: LOX provided Issue Resolution: 09/30/2014: LOX provided stating they were on vacation and failed to make the payment on time as it wasn't an account they used regularly. Letter provided post closing, loan will be rated a B. ; General Credit Exception 3 - The transcripts in file reflect 2012 wage income of $372,129 and 2013 wage income of $254,808. There was no letter of explanation for this decrease in income. Provide a detailed letter of explanation outlining the reason for the decrease in income.  - Cleared 09/30/2014 Lender Response: 09/30/2014: LOX Provided Issue Resolution: 09/30/2014: LOX Provided stating that the co borrower was laid off and cause the wage income to be reduced. Co borrower income not used to qualify. Letter provided post closing, loan will be rated a B. ; Insufficient credit history - Investor guidelines dated 09/01/2013 requires 3 trade lines: 1 opened for at least 24 months and 2 opened for at least 12 months all active within the last 6 months. The credit report reflects only 1 open trade line that is not an authorized user account opened for 24 months. The 1008 indicates that  a lender exception was provided.  Lender exception missing from loan file. Provide a copy of the lender's exception.   - Acknowledged 06/04/2015 Issue Resolution: 09/30/2014: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 29.64%, max 43% allowed, FICO 720, min required 700 and 17 months reserves, min 12 required. Lack of open tradelines for the Borrower is non-material to overall ability to repay subject loan. Condition acknowledged. Loan will be rated a B.; Missing income documentation - The borrower's paystub dated 05/23/2014 does not contain the YTD information.  The paystub dated 06/10/2014 does contain YTD information. Provide a complete copy of the 05/23/2014 to include all YTD information.  - Cleared 06/04/2015 Issue Resolution: 9.16.14 Audit has reviewed exception and loan documentation provided. Paystub provided on 6/10/14 reflects YTD earnings as required. Condition deemed invalid based on most recent paystub provided which evidences YTD income.; Missing asset documentation - The file contained an IRA statement dated 04/30/2014.  Provide an additional, consecutive statement dated within 90 days of the closing date. This account is needed to meet the reserve requirement.  - Cleared 06/04/2015 Lender Response: 09/30/14: VOD provided Issue Resolution: 09/30/14: VOD provided showing $337,872 in current assets with an average balance of $345,000. Origination assets remain the same. VOD provided post closing, loan will be rated a B. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	Failure to Obtain Qualified [Review] Appraisal - Provide copy of CDA report. - Cleared 09/12/2014 Issue Resolution: 09/08/14: CDA provided reflecting a value of $1,450,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum 756 FICO vs 700 minimum required. ; FICO is higher than guideline minimum 25.01% DTI vs 45% max allowed. ; No Mortgage Lates 0 x 30 for 99 months reviewed. ;
110863621	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in file. - Cleared 12/08/2014 Issue Resolution: 12/07/2014: CDA provided reflecting reconciled value of $1,034,500 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008342	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing Third Party Fraud Tool (Report) - A third party fraud report was not in the file. - Cleared 03/23/2015 Lender Response: 03/23/2015: Fraud Tool Report 03/20/2015: Fraud Tool Report Issue Resolution: 03/23/2015: Audit review of the fraud documentation submitted is deemed acceptable, condition cleared. 03/20/2015: Audit review of the fraud documentation is not acceptable due to the illegibility of the copy. Condition remains. 03/18/2015: Report provided is not a third party fraud tool. Condition remains. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - CDA report not provided in file in the file. - Cleared 03/20/2015 Lender Response: 03/20/2015: CDA Issue Resolution: 03/20/2015: A CDA report reflecting a value of $700,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 33.20% DTI; FICO is higher than guideline minimum 761 credit score; Reserves are higher than guideline minimum $41394 excess verified reserves;
300008635	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Hazard Insurance Shortfall - The hazard insurance policy in the file has coverage of $363,000, the cost new for the subject per the appraisal is $738,440.  The hazard insurance in the file is not sufficient and is short $375,440 in coverage. - Cleared 03/27/2015 Issue Resolution: 3/27/15 Received evidence of replacement cost coverage.  Condition cleared.  ; Missing Documentation - Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording. - Cleared 03/27/2015 Issue Resolution: 3/27/15 Received copy of recorded mortgage.  Condition cleared. ; Failure to obtain Documentation - Missing final HUD-1 for second lien note with lender for $150,000 - Cleared 06/15/2015 Lender Response: 04/15/2015: Note for the second showing payment for loan
04/09/2015: second hud
03/30/2015: hud on heloc Issue Resolution: 04/15/2015: Audit review of 2nd lien Note for $150,000 dated 12/23/2014 documentation submitted is deemed acceptable, condition cleared.
04/09/2015: Audit review of HUD-1 for 2nd lien is not true and certified by the settlement agent or signed.  Provide a signed Note as evidence of loan amount and payment.  Condition remains.
03/30/2015: Audit review of documentation submitted found no attachment.  Missing attachment. Condition remains. ; Missing asset documentation - 401K funds used for reserves on page 331.  Missing terms of withdrawal. - Cleared 06/04/2015 Lender Response: 03/31/2015: Withdrawal terms Issue Resolution: 04/09/2015: Audit has re-analyzed the 401K documentation on pg 339 and has determined that $21,887.94 less $19,785.00 (Loan) equals $2,102.94 @ 60% equals $1,261.76, this amount does not affect reserves.  Terms of withdrawal are non material.  Condition cleared.
03/31/2015: Audit review of 401K terms of withdrawal documentation submitted is deemed acceptable, however the terms of withdrawal for other 401K was not provided.  Condition remains. ; Missing Subordination Agreement - Missing subordination agreement for the second lien note for $150,000.00.  - Cleared 06/04/2015 Lender Response: 3/27/15 closed on the same day as first mortgage as a second lien. no subordination agreement required

 Issue Resolution: 3/27/15 Audit concurs that the second mortgage closed simultaneously with the first mortgage.  The Note date of the second mortgage coincides with the date of the first mortgage Note of 12/23/14.  The title commitment in file supports the first and second lien positions.  No subordination agreement required, condition cleared.   ; Missing Lease agreement - Missing current lease/rental agreement for rental property #2 & property #3 listed on REO schedule of final 1003 dated 12/23/2014.  Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage. - Cleared 06/04/2015 Lender Response: 03/31/2015: Leases Issue Resolution: 03/31/2015: Audit review of lease/rental agreement for rental property #3 (08/21/2014 - 08/20/2016) and rental property #2 (09/15/2013 - 09/14/2015) documentation submitted is deemed acceptable, condition cleared. ; Failure to Obtain Second Lien Note - When the 2nd Lien is Not the Subject - Missing second lien note for $150,000 - Cleared 06/04/2015 Issue Resolution: 3/27/15 Received copy of the Note for second mortgage for $150,000.00.  Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report not provided in file - Cleared 04/01/2015 Lender Response: 03/30/2015: CDA Issue Resolution: 04/01/15: Field Review provided in lieu of CDA reflecting a value of $800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 03/30/2015: Audit review of documentation submitted found no attachment for the CDA. Missing download. Condition remains.;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 20.11%. The Lender was required to provide a cure in the amount of $87.00. - Cured Post Close 05/21/2015 Issue Resolution: HUD-1 line 209 reflects a tolerance cure in the amount of $88.00 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category. Loan will be graded B for Fitch and A for others.;
																																																				LTV is lower than guideline maximum 61% compared to 80%. ; DTI is lower than guideline maximum 30.22% compared to 43%.; FICO is higher than guideline minimum 764 compard to 720.;
300011816	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CC	CB	C	B	C	B	C	B	C	B	Document Error - The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms. - Acknowledged 06/11/2015 Lender Response: The guidelines for Lender dated 09/18/14 states that assumption is not allowed. Issue Resolution: 4/28/2015 The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 05/01/2015 Lender Response: 05/01/2015: CDA Issue Resolution: 05/01/2015: A CDA report reflecting a value of $685,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300007878	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing asset documentation - Terms and conditions for withdrawal from 401K not provided in file - Cleared 06/04/2015 Issue Resolution: 04/24/2015: Terms and condition of withdrawal provided. Condition cleared. ; Missing Note - Please provide 2nd lien note to verify terms. - Cleared 04/22/2015 Lender Response: 04/22/2015: 2nd note Issue Resolution: 04/22/2015: Audit review of 2nd lien Note documentation submitted is deemed acceptable. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report not provided in file - Cleared 04/24/2015 Issue Resolution: 04/20/2015: CDA provided reflecting a value of $735,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Documentation - Illinois Anti-Predatory Certificate of Compliance not provided in file - Cleared 04/21/2015 Issue Resolution: 04/21/2015: Document provided. Condition cleared. ; Missing Final HUD-1 - Final HUD-1 for second mortgage lien of $73,450 not provided in file. - Cleared 06/04/2015 Issue Resolution: 04/21/2015: Final HUD-1 for 2nd lien provided. Additional condition added requiring the executed Note showing terms. ;
																																																				DTI is lower than guideline maximum 29.60% DTI; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $116,230 excess verified reserves;
300008251	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Note - Provide a copy of the executed note for the 2nd mortgage. The file only contains the loan approval and application disclosure. The note is required to verify the final terms. - Cleared 04/22/2015 Lender Response: 04/22/2015: condition attached Issue Resolution: 04/22/2015: Audit review of 2nd lien Note documentation submitted is deemed acceptable. Condition cleared.
04/21/2015: Received the recorded mortgage, please provide the Note to verify terms and payment. Condition remains. ; Missing HUD-1 From Sale of Previous Property - Provide HUD-1 from sale of departing residence. If property has not sold, provide proof of PITI amount. - Cleared 04/21/2015 Issue Resolution: 04/21/2015: Executed HUD1 from sale of departure residence provided showing a funding date of 04/01/2015. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 04/21/2015 Issue Resolution: 04/21/15: CDA provided reflecting a value of $606,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
DTI is lower than guideline maximum 36.50% DTI; Reserves are higher than guideline minimum $113713 Excess verified reserves; Years on Job Borrower has been on the job 6 years; Years in Primary Residence Borrower has lived in residence 8 years;

300008225	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in file - Cleared 05/01/2015 Lender Response: 05/01/2015: CDA Issue Resolution: 05/01/2015: A CDA report reflecting a value of $647,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008344	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CC	CB	C	B	C	B	C	B	C	B
Document Error - The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms. - Acknowledged 06/04/2015 Lender Response: The guidelines for Investor dated 09/18/14 state that assumption is not allowed. Issue Resolution: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 27.77% DTI, max allowed 43%,  784 FICO , minimum required 720, and 38 months reserves, min 12months required. Issue Resolution: The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the file. - Cleared 04/23/2015 Issue Resolution: 04/23/15: CDA provided reflecting a value of $575,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
CLTV is lower than guideline maximum 80% CLTV; FICO is higher than guideline minimum 784 Credit score; DTI is lower than guideline maximum 27.77% DTI; Reserves are higher than guideline minimum $75307 excess verified reserves;

300008672	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing hazard insurance declaration - Provide legible copy of Hazard insurance declaration page for subject property. Copy in file is cut off. - Cleared 04/30/2015 Lender Response: 04/30/2015: Hazard Issue Resolution: 04/30/2015: Audit review of Hazard insurance declaration page documentation submitted is deemed acceptable. Condition cleared.  ; Missing Note - Provide copy of 2nd Lien Note in the amount of $78,400. - Cleared 06/04/2015 Lender Response: 04/30/2015: second Note Issue Resolution: 04/30/2015: Audit review of HELOC Agreement and Disclosure, dated 04/20/2015, documentation submitted is deemed acceptable. Condition cleared.  ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in file. - Cleared 04/30/2015 Lender Response: 04/30/2015: CDA Issue Resolution: 04/30/2015: A CDA report reflecting a value of $795,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Failure to Obtain Final HUD-1 - Final HUD-1 not provided in file. Unable to complete compliance review, additional conditions may apply upon receipt of Final HUD-1. - Cleared 04/30/2015 Lender Response: 04/30/2015: final HUD1 Issue Resolution: 04/30/2015: Audit review of Final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed, condition cleared.  ;
																																																				DTI is lower than guideline maximum 34.97% DTI ; FICO is higher than guideline minimum 769 FICO ; Years on Job Borrower : 3 years 6 months on job.;
300011179	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Document Error - The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms. Lender Response: The guidelines for lender dated 09/18/14 states that assumption is not allowed. - Acknowledged 06/11/2015 Lender Response: The guidelines for Lender dated 09/18/14 states that assumption is not allowed. Issue Resolution:  Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: % DTI, max allowed 43%,  FICO , minimum required 720, and  months reserves, min 12months required. Issue Resolution: The assumability of the subject loan is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.; Missing Condo Review Documentation - Provide the condo warranty. - Cleared 06/11/2015 Lender Response: 04/28/2015: condo warranty Issue Resolution: 04/28/2015: Audit review of Condo Approval dated 04/02/2015 documentation submitted is deemed acceptable. Condition cleared.  ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 04/28/2015 Lender Response: 04/28/2015: CDA Issue Resolution: 04/28/2015: A CDA report reflecting a value of $755,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		CLTV is lower than guideline maximum 80% CLTV; DTI is lower than guideline maximum 33.79% DTI; FICO is higher than guideline minimum 781 credit score;
110742733	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Page 6 of 6 from the credit report dated 07/25/2014 not provided in file - Cleared 08/19/2014 Lender Response: 08/19/2014: Page 6/6 provided. Issue Resolution: 08/19/2014: Page 6/6 provided, non material info found on page 6.  Condition cleared. ; Missing income documentation - Missing current lease/rental agreement for property #4 listed on final 1003 dated 08/01/2014. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.

  - Cleared 06/04/2015 Lender Response: 09/10/2014: 2 lease agreements provided.
08/21/2014: Lease agreement provided  Issue Resolution: 09/19/2014: Audit has reviewed Lease and determined it is now on a month to month basis. Condition cleared.
09/15/2014: Lease agreement provided for property #4 is expired as it reflects an expiration date of 09/30/2013. Condition remains.
09/10/2014: 1 lease agreement provided was established prior to the note date and is a month to month lease. This lease is acceptable for 1 of the units.  Another lease provided expired 12/2012 and does not state that it's a month to month agreement. Currently only half of the income produced from the property has been cleared. Borrower needs the other half to qualify. Please provide current lease agreement as of the note date for other unit. Condition remains.
08/21/2014: Lease agreement provided is illegible and appears to have an expiration date of 12/05/2012.  Condition remains. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - CDA report not provided in file - Cleared 08/20/2014 Issue Resolution: 08/20/14: CDA provided reflecting a value of $1,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
General Compliance Exception - Title/closing agent to verify the Mortgage was recorded or was sent for recording per Fitch requirement.  - Cleared 08/19/2014 Lender Response: 08/19/2014: Recorded deed of trust provided.  Issue Resolution: 08/19/2014: Recorded deed of trust provided.  Condition cleared. ; Missing Affiliated Business Disclosure - Affiliated business disclosure not provided in file - Cleared 08/19/2014 Lender Response: 08/19/2014: Lender supplied Affiliated Business Disclosure. Issue Resolution: 08/19/2014: The letter supplied is sufficient as the application date is dated 06/30/2014 and the letter stating there is no business affiliation is dated 07/02/2014. Condition cleared. ; Failure to Obtain Final HUD-1 - Final, certified HUD-1 not provided in file - Cleared 08/19/2014 Lender Response: 08/19/2014: Lender provided Final HUD-1 stamped true & certified by the title company. Issue Resolution: 08/19/2014: Reviewed the Final HUD-1 provided. Compared all fees, loan information, deposits and credits.  There were few non-material changes. Compliance tests pass. However, funding date has been changed from 08/04/2014 to 08/05/2014, causing the lock agreement to no longer be valid without an extension.  Additional condition added. ; Inaccurate Loan Terms on GFE. - The most recent GFE dated 07/02/2014 reflects an interest rate of 4.50% and the loan closed with an interest rate of 4.375% - Cleared 08/19/2014 Lender Response: 08/19/2014: Lender rebuttal - We are not required to redisclose if the interest rate decreases.  Issue Resolution: 08/19/2014: Audit reanalyzed the GFE and a redisclosure is not required if terms get better for the borrower.  Condition cleared. ; Missing Rate Lock Agreement - A Rate lock agreement not provided in file 08/19/2014: Received Final HUD-1 showing a disbursement date of 08/05/2014. Lock form provided shows an expiration of 08/04/2014. Please provide evidence of extension.  - Cleared 08/25/2014 Lender Response: 08/25/2014: Rate lock agreement provided. 08/19/2014: Rate lock agreement provided.  Issue Resolution: 08/25/2014: Rate lock agreement provided showing an expiration date of 8/5/14, day of funding. Condition cleared. 08/19/2014: Rate lock agreement provided showing an expiration date of 8/4/14, day prior to funding. ;
																																																				Reserves are higher than guideline minimum 52 months reserves; Years on Job 13 years on job; FICO is higher than guideline minimum 731 FICO;
300013623	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing verbal verification of employment - The loan file is missing a Verbal VOE 10 days prior to the note date. Most recent VOEs in file was obtain > 10 days prior to the note date. - Acknowledged 04/24/2015 Issue Resolution: 04/24/2015: Received VVOE for the Borrower and Co-borrower dated 02/26/2015 which was 2 days passed the note date, yet prior to funding. Audit reviewed the loan file and has determined that the lender did their due diligence at origination in reviewing the stability of the borrower and co-borrower's income.  The post-closing VVOE does not affect the overall ability to repay the subject loan and does not affect QM as there is verification in the loan file explaining the Borrower's 5 month gap. Condition acknowledged. Loan will be rated a B.; Missing 1008 or Underwriter Approval - Please provide 1003, 1008 and Loan Approval showing the transaction as a Cash Out. - Cleared 04/27/2015 Lender Response: 04/27/2015: 1008 & 1003 Issue Resolution: 04/27/2015: Audit review of 1008 & 1003 documentation submitted is deemed acceptable. Condition cleared.  ; Cash Out Amount Exceeds Guideline Maximum - The Lender's approval allows cash out as the lesser of 1% ($10,400) or $5000.  The borrowers received $8024.36 cash out.  Loan does not meet program eligibility. - Cleared 04/24/2015 Lender Response: 04/24/2015: Please waive. This is transaction is a cashout refi, so the 1%/$5000 cashback stipulation is N/A. Thanks Issue Resolution: 04/24/2015: Lender states that the loan is a cash out transaction however, the 1003, 1008 and loan approval states Limited Cash out and max cash out allowed of $0 showing on the Loan Approval.  Condition cleared, additional condition added. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report not provided in file - Cleared 04/27/2015 Lender Response: 04/27/2015: CDA Issue Resolution: 04/27/2015: A CDA report reflecting a value of $2,500,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		Reserves are higher than guideline minimum $1,881,231 excess verifies reserves; FICO is higher than guideline minimum 744 FICO; Years Self Employed Coborrower self employed 11 years;
300005063	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Evidence that the existing second mortgage HELOC with Lender was terminated at closing not provided.   Page 67 was not executed by the borrowers.  - Cleared 06/04/2015 Lender Response: 03/20/2015: Evidence the Heloc is paid off. Issue Resolution: 03/20/2015:  Audit review of loan profile and mortgage history submitted reflects "Paid Status" as "paid off", all documentation is deemed acceptable. Condition cleared. ; Missing credit report - Credit supplement verifying Secured Installment Account with Lender was paid in full and closed not provided.  Last active 3/2012 per credit report page 171. - Cleared 06/04/2015 Lender Response: 03/20/2015:  See attached Issue Resolution: 03/20/2015:  Audit review of Release and "paid loan list" documentation submitted is deemed acceptable. Condition cleared.  ; Missing Evidence of HELOC Draw for the Past 12 Months - Evidence of no draws for the past 12 months from existing HELOC  with Lender not provided in the loan file. - Cleared 06/04/2015 Lender Response: 03/20/2015: See remedy for the other Heloc suspense item. Issue Resolution: 03/20/2015:  Audit review of loan profile and mortgage history submitted reflects no draws for the past 12 months, all documentation is deemed acceptable. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the loan file - Cleared 03/20/2015 Lender Response: 03/20/2015: CDA Issue Resolution: 03/20/2015: A CDA report reflecting a value of $1,510,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Illegible Document - Good Faith Estimate that was provided on page 395, the date is not legible.  Appears to be dated 1/5/2015.  - Cleared 03/23/2015 Lender Response: 03/23/2015: GFE Issue Resolution: 03/23/2015: Audit review of GFE, dated 02/17/2014, documentation submitted is deemed acceptable, condition cleared.

; Good Faith Estimate does not disclose all fees charged on the HUD - Page 3 of the HUD I comparison page does not match the final GFE (Insurance Tracking fee listed on GFE as $27,  HUD I lists the charge as $13.50 in the GFE Column) Correcting the fees does not result in a variance > 10% so condition is not material.   - Cleared 03/18/2015 Issue Resolution: Page 3 of the HUD I comparison page does not match the final GFE (Insurance Tracking fee listed on GFE as $27,  HUD I lists the charge as $13.50 in the GFE Column) Correcting the fees does not result in a variance > 10% so condition is not material.  ;

300005702	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing mortgage/deed of trust - Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Statement from the Title Company and/or Closing Agent verifying that they have sent the documents out for recording - Cleared 03/20/2015 Lender Response: 03/20/2015: The recorded Mortgage and Final Titles are always sent as trailing docs. Please see the closing checklist in the file indicating that these items have been sent out for recording. Issue Resolution: 03/20/2015:  Audit reviewed the lender rebuttal and has determine that a document stating that the "title company to send legal documents to register of deeds office for proper recording" was provided.  Condition cleared.
; Missing hazard insurance declaration - Hazard insurance policy provided in file is missing the annual premium.
 - Cleared 03/23/2015 Lender Response: 03/23/2015: HOI Issue Resolution: 03/23/2015: Audit review of Hazard insurance policy documentation submitted is deemed acceptable, condition cleared. ; Missing income documentation - Missing 2014 P&L and Balance Sheet for Schedule C income disclosed on personal tax returns and 2013 1099 (for nonemployee compensation). Also provided 2013/2012 K-1’s for company listed on 2012 & 2013 1040 schedule E, additional conditions may apply once received. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage. - Cleared 06/04/2015 Lender Response: 03/20/2015: 3/19 Per the underwriter - Regarding the schedule C income – there should be a letter in the file from the borrower stating that he claimed the proceeds from the construction loan as income because he was his own self-general. No one is sure why he did this, but that’s what that income was. It is not recurring. Also the income from business listed on 1040 schedule E shows that at the end of 2013 he had no interest in the business, as reflected on the 2013 K1. Issue Resolution: 03/20/2015:  Audit has re-analyzed the loan documents and determined that evidence was provided that the Schedule C income reported was not regular income but was two draws on a construction loan, and therefore it is not recurring. 2013 K1's were provided for business listed on 1040 schedule E which reflect 5% ownership and since it is < 25% ownership, P&L and Balance Sheet are not required.  Condition cleared.; Missing VOR - Guidelines require 24 months rental history. Provide verification of rent from 3/2013 to 07/2013.   - Cleared 03/20/2015 Lender Response: 03/20/2015: 3/19 The underwriter indicated that the two year rental history was addressed. They had a mortgage history – and after that they were living with a family member rent free for that timeframe. There was a letter in the file from the mother stating this. Issue Resolution: 03/20/2015: Audit reviewed the lender rebuttal and has determine that the rental history was addressed from 07/2013 to 09/2014 with parents, 09/2014 to 2/2015 with new property, and a prior mortgage from 07/2010 to 10/2012 which leaves a gap unaccounted for from 10/2012 to 07/2013.  The gap does not affect the overall ability to repay the subject loan, 20 months verified along with a prior mortgage with 0 lates. Condition cleared.; Missing Note - Note provided in file is missing page 2 which discloses the grace period and late charge information.  - Cleared 03/20/2015 Lender Response: 03/20/2015: 2nd page of Note Issue Resolution: 03/20/2015: Audit reviewed page 2 of the Note, the documentation submitted is deemed acceptable, condition cleared.

; Incomplete 1003 - Final 1003 is missing a two year residence history.  - Cleared 03/20/2015 Lender Response: 03/20/2015: Addendum to Application showing residency history. Issue Resolution: 03/20/2015: Audit review of Addendum to Application reflecting 10yrs prior residency history documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 04/08/2015 Lender Response: 03/23/2015: CDA 03/20/2015: CDA Issue Resolution: 03/23/2015:A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared. 03/20/2015: Audit reviewed the lender rebuttal and has determine that the CDA report was not provided as an attachment. Condition remains.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Incorrect rescission model – Same lender refinance requires form H-9 - Same Lender refinance requires form H-9 and an H-8 form was provided.  - Cleared 03/20/2015 Lender Response: 03/20/2015:  Please update your checklists so that this is not a reoccurring issue. -This should no longer be an issue per your response on several other loans: "The use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared."  Issue Resolution: 03/20/2015: Audit reviewed the lender rebuttal and has determine that the use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared.  Calculations in determining "new money" on the transaction resulted in a negative value of $847.40, condition cleared.  ;
																																																				FICO is higher than guideline minimum 795 FICO score; Reserves are higher than guideline minimum 36.30 months; Years on Job 17 yrs B1 and 10 yrs B2;
300005733	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the file. - Cleared 03/20/2015 Lender Response: 03/20/2015: CDA Issue Resolution: 03/20/2015: A CDA report reflecting a value of $695,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005758	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - According to the Commercial Loan Presentation dated 08/14/2014 in the file, the borrowers personally guarantee 3 loans for the business. Provide documentation the business has paid the debt for the last 12 months and provide a specific breakdown of the debts on the Profit and Loss Statement. - Cleared 06/04/2015 Lender Response: 3/25/2015: Please see attached from lender Issue Resolution: 03/25/2015: Audit review of Balance Sheet and 12 months of business bank statements are sufficient evidence of the 3 loans. Documentation submitted is deemed acceptable, condition cleared.  ; Missing VOM - Provide mortgage statements for property #2 and property #3 listed on REO schedule of final 1003 dated 03/02/2015 to verify P&I payments. - Cleared 06/04/2015 Lender Response: 03/25/2015: 3/24 Please see page 7 - 23.
03/24/2015: 3-23 See page 2 and on Issue Resolution: 03/25/2015: Audit review of taxes and insurance for property #2 and property #3 listed on REO schedule of final 1003 dated 03/02/2015 documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Audit reviewed the documents provided and has determine that the Notes provided verify the mortgage payments, however no evidence was provided to confirm taxes and insurance for property #2 and property #3 listed on REO schedule of final 1003 dated 03/02/2015.  Condition remains.; Missing verbal verification of employment - Provide a CPA letter or copy of business license or VOE for borrower. The VVOE in the file is not acceptable as it is done by an employee of the borrower.  Also provide Self Employed business VOE, Business license or CPA letter business "B" shown on 2013 1040 schedule E. - Cleared 06/04/2015 Lender Response: 03/26/2015: 3/26 Per the Underwriter: The original suspense item stated we needed either a CPA letter, or a copy of the business license or a VOE for the partnership. We provided the business license for the partnership, we already had the K1s and the business tax returns in the file and we did not use any income from the partnership for the co- borrower. Why isn't what was provided acceptable?
03/26/2015: License for business "B" shown on 2013 1040 schedule E
03/25/2015: Please see attached from lender Issue Resolution: 03/26/2015:  Audit reviewed the lender rebuttal and has determine that the borrower VVOE from payroll is deemed acceptable, condition cleared.
03/26/2015:  Audit reviewed the lender rebuttal and has determine that a CPA letter or copy of business license for Borrower's business (shown on final 1003) or VOE for borrower, was not provided. The VVOE in the file is not acceptable as it is done by an employee of the borrower. Condition remains.
03/25/2015:  Audit review of the Business license for business "B" shown on 2013 1040 schedule E (co-borrower) documentation submitted is deemed acceptable, however a CPA letter or copy of business license or VOE for borrower was not provided.  Condition remains. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A
General Property Exception 1 - Subject transaction appears to be a construction to perm to loan. Provide a Certificate of Occupancy for the subject property. - Cleared 03/24/2015 Lender Response: 03/24/2015:  See page 1  Issue Resolution: 03/24/2015: Audit review of Certificate of Occupancy, dated 05/29/2014, documentation submitted is deemed acceptable, condition cleared. ; 570 - Review Appraisal Missing - A CDA Report was not provided in the loan file. - Cleared 03/24/2015 Lender Response: 03/24/2015: CDA Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,300,000 which is a 0% variance was provided. Condition Cleared.;
																																							1	1	RA	RA	A	A	A	A	A	A	A	A		CLTV is lower than guideline maximum 63.23% CLTV; FICO is higher than guideline minimum 748 Credit Score; Reserves are higher than guideline minimum $426,800 Excess Verified Reserves;
300006932	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing verbal verification of employment - Missing verbal verification of employment from Borrower's current employer. - Acknowledged 06/04/2015 Lender Response: 04/01/2015: See Attached
03/30/2015: 3/29 Per the UW, the income was not used for qualifying purposes. It showed on the application in the income section, but not on the transmittal for qualifying purposes.
3/27/15 3/26 Per the UW: We would not have gotten a verbal verification of employment from current employer for him because we did not use any income from that job for qualifying.  Issue Resolution: 04/01/2015:  Audit review of The employment verification company "as of" 03/13/2015 reflects status as Active, documentation submitted is deemed acceptable. VVOE received post closing. Loan will be rated a B.
03/30/2015:  Audit reviewed the lender rebuttal and has determine that a final 1003 with corrected income that reflects the final 1008 qualifying income is required. Condition remains.
3/27/15 Income in the amount of $10,083 was used to qualify on the final 1003 with current employer.  Condition remains for a verbal verification of employment. ; Missing W-2 - Missing 2013 W-2 for Borrower for prior employer(s). - Cleared 06/04/2015 Lender Response: 03/30/2015:  3/29 Per the UW, the income was not used for qualifying purposes. It showed on the application in the income section, but not on the transmittal for qualifying purposes.
3/27/2015 3/26 Per the UW: There are no W2s for Borrower 1 prior because he was self-employed, as is shown on the application Issue Resolution: 03/30/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and determined that evidence of a 2yr history of qualifying income was provided. The difference of $4134.97 is minimal and not material.  Condition cleared.
3/27/2015 Audit has reviewed the lenders rebuttal and determined that the W2's that were provided in the file for 2013 for both borrowers add up to $505,918.03.   The total income that is being reported on line 7 of the 2013 1040 tax returns total $510,053.  Difference of $4134.97.  Condition remains for the remaining W2 income.  ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report not provided in file - Cleared 03/27/2015 Issue Resolution: 3/27/15 CDA report with 0% variance provided. No market or eligibility issues noted.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Mortgage Rider - Missing PUD rider - Cleared 04/01/2015 Issue Resolution: 04/01/2015: Executed PUD rider provided dated 03/09/2015. Condition cleared. ; Missing sufficient evidence of “changed circumstance” to support new GFE” - There are 3 Good Faith Estimates in file. GFE dated 01/29/2015 reflects a loan amount of $751,500 and an interest rate of 3.75%, GFE dated 02/05/2015 reflects a loan amount of $751,500 and an interest rate of 3.875% and another GFE dated 02/11/2015 reflects a loan amount of $742,500 and an interest rate of 3.875%.  The loan closed with a loan amount of $742,500 and an interest rate of 3.875%.  The file does not contain a Change of Circumstance form. - Cleared 03/27/2015 Issue Resolution: 3/27/15 upon further review by Audit, it was been determined that the Change of Circumstances are located on page 457 dated 2/5/15 and page 461 dated 2/11/15.  No further documentation required, condition cleared.    ;
																																																				CLTV is lower than guideline maximum 75% CLTV; DTI is lower than guideline maximum 11.46% DTI; Reserves are higher than guideline minimum $1,490,212 excess reserves;
300007883	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Document Error - Provide a corrected VOR. Box #1 shows it was sent to Lender. Correct box #1 to show the correct name and address to where the VOR was sent. - Cleared 06/04/2015 Lender Response: 04/24/2015: 4/23 Per the lender -The webpage attached is for the rental management office and it links the phone # to the person who completed the VOR as having the same # as the rental office. Our VOR prints out with our name, but we verified that the VOR was completed by the management office through this. Issue Resolution: 04/24/2015: Audit review of VOR reflects rental management phone number is same as the phone number to the person who completed the VOR, documentation submitted is deemed acceptable. Condition cleared.  ; Missing hazard insurance declaration - The hazard insurance declaration page is in the file;however, it is missing the annual premium amount. Provide proof of the annual hazard insurance premium. - Cleared 04/23/2015 Lender Response: 04/23/2015: 4/22 Please see the first page of attachment Issue Resolution: 04/23/2015: Audit review of hazard insurance declaration page includes the annual premium amount of $1,650, documentation submitted is deemed acceptable. Condition cleared.  ; Missing income documentation - Provide LOE from employer: why is monthly pay rate on VOE lower than the average of last years base and the borrowers pay stub ending 01/31/2015. - Cleared 04/24/2015 Lender Response: 04/24/2015: 4/23 Per UW, the VOE is dated through 3/9- the ytd reported of 54k supports the 19k indicated as the monthly amount. The accountant took the ytd and divided by 3, even though it was not a full 3 months. Income is not questionable, paystub, tax returns and transcripts support the income used to qualify borrower. Issue Resolution: 04/24/2015: Audit reviewed the lender rebuttal and has determine that the $19k is based on a full 3 months even though the date is only through 3/9. Paystubs, tax returns and transcripts all support the income used to qualify. Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A
General Property Exception 1 - The underwriters approval states there are to be two separate escrow hold backs. There is only one escrow hold back on the Final HUD 1 and the amount of it does not match the amount on the Escrow Hold Back Agreement in the file. Provide all escrow hold back documents, including verification of both amounts, where the funds were taken from and a breakdown of what the funds are being held for. - Cleared 06/11/2015 Lender Response: 04/28/2015: 4/27 Per our construction department: the only escrow that we were involved in was on the final draw for landscaping ($31,810.64) which is held at Title Company- included in the final draw wire transaction. The other amount in question ($48,100.50) is shown in our documentation as change order #8 which was applied as a credit, included in the attachment. Per UW: the only escrow was the $31k and the change order #8 removed the items from the contract (thereby making the escrow not necessary). We had the appraisal completed “as is” without those items.
04/24/2015: 4/23 Per the lender: Copies of both escrow agreements and how the first was funded are in the file. Investor didn’t want to be involved and asked us to reduce acquisition by those amounts which we did. Issue Resolution: 04/28/2015: Audit reviewed the lender rebuttal, as well as the documentation provided, and has determine that escrow drawls for landscaping ($31,810.64) which is held at title company- included in the final draw wire transaction. The other amount in question ($48,100.50) is shown in documentation as change order #8 which was applied as a credit. All documentation submitted is deemed acceptable. Condition cleared.
04/24/2015: Audit reviewed the lender rebuttal and has determine that Escrow Hold Back Agreements for $48,100.50 and $31,810.64 were provided in file, however only one escrow hold back on the Final HUD 1 for the $48,100.50. Provide all escrow hold back documents, including verification of both amounts, where the funds were taken from and a breakdown of what the funds are being held for. Condition remains.; 570 - Review Appraisal Missing - A CDA Report was not provided in the file. - Cleared 04/22/2015 Lender Response: 04/22/2015: CDA Issue Resolution: 04/22/2015: A CDA report reflecting a value of $1,170,000 which is a 0% variance was provided. Condition Cleared.;
																																							3	1	RC	RA	C	A	D	B	C	A	C	A
Finance Charge Under Disclosed - The finance charge is understated by $44.21. The lender did not provide a itemization of the amount financed so  we are unable to determine the source. - Cleared 04/24/2015 Lender Response: 04/24/2015: 4/23 Per Lender, see TIL (2nd page)  Issue Resolution: 04/24/2015: Audit review of TIL itemization dated 04/21/2015 has determined that the $150 title fee is actually the title insurance premium fee. Loan is no longer under disclosed, condition cleared.; Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - The GFE reflects fees of $564.20 vs. actual fees of $714.20 charged on the HUD-1 in the section that cannot increase more than 10%. The amount of restitution is $93.58. The lender credit found on line 204 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others. - Cured Post Close 05/21/2015 Issue Resolution: The lender credit found on line 204 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.; Missing sufficient evidence of “changed circumstance” to support new GFE” - Provide the Change of Circumstance letters that were delivered to the borrowers with the updated GFE's on 02/24/15 and 03/24/15. - Cleared 06/04/2015 Lender Response: 04/22/2015: 4/21 This type of letter does not exist. The 2nd page of the post closing checklist provides change of circumstance information. Issue Resolution: 04/22/2015: Audit review of "Post Closing Checklist" page 2 within the loan file reflects Change of Circumstance with dates and changes for all GFE's, documentation submitted is deemed acceptable. Condition cleared.  ; APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation - The initial TIL was disclosed with an APR of 3.52%. The loan closed with an APR of 4.014. Provide proof of re disclosed TIL. - Cleared 04/22/2015 Lender Response: 04/22/2015: 4-21 There is a TIL in the file with a re-issue date of 2-24-15 (the same date as the change of circumstance documented on the 2nd page of the post closing checklist) Issue Resolution: 04/22/2015: Audit review of re-disclosed TIL dated 02/24/2015, APR 4.008, was provided within the loan file. Documentation is deemed acceptable. Condition cleared.  ;
																																																				CLTV is lower than guideline maximum 66.97% CLTV; DTI is lower than guideline maximum 20.06% DTI; FICO is higher than guideline minimum 788 Credit score;
300007069	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing Documentation - Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording. - Cleared 06/15/2015 Lender Response: 04/21/2015: 4/20 The recorded Mortgage and Final Title are always sent as trailing docs to investor as we do not have these documents until sometimes weeks after the closing. The closing instructions reflecting that the mortgage needs to be sent to be recorded is located on the document in the file titled "Closing Instructions to Title Company" Issue Resolution: 04/21/2015: Audit review of closing instructions by lender reflects special instruction to settlement agent to send legal documents to Register of Deeds office for proper recording after closing. Condition cleared.; Failure to obtain Documentation - Missing all pages to credit report dated 01/30/2015.  Please provide all pages. - Cleared 04/22/2015 Lender Response: 04/22/2015: 4/21 Full Credit Report
04/21/2015: 4/21 The loan was approved with the 2/9 credit report. The 1/30 credit report was a joint report that may have been left in the file, but the loan was actually approved as an individual (the 2/9 report) Issue Resolution: 04/22/2015: Audit review of credit report dated 01/30/2015 documentation submitted is deemed acceptable. Condition cleared.
04/21/2015: Audit reviewed the lender rebuttal and has determine that because page one of the original credit report (01/30/2015) was provided, verification that borrower did not "pay down" revolving accounts to qualify is required. Condition remains.   ; Missing asset documentation - Statements for two IRA accounts are greater than 90 days old at time of closing.  Please provide 01/31/2015 statements. - Cleared 06/04/2015 Lender Response: 04/21/2015: 4/21 Underwriting indicated that these statements may have been left in the file, but they were not used for qualifying purposes. Issue Resolution: 04/21/2015: Audit has re-analyzed the assets documentation and determined that with the removal of both accounts verified assets are $443,355.56 minus reserves of $93,774.60 minus EMD of $10,000 minus CTC of $191,544.38 equals $148,036.58 remaining.  Assets are sufficient and condition cleared. ; Missing Third Party Fraud Tool (Report) - Third party fraud report not provided in file - Acknowledged 04/21/2015 Lender Response: 04/21/2015: 4/20 fraud report Issue Resolution: 04/21/2015: Fraud tool provided dated 04/16/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report not provided in file - Cleared 04/21/2015 Lender Response: 04/21/2015: CDA Issue Resolution: 04/21/2015: A CDA report reflecting a value of $1,040,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum 776 FICO; DTI is lower than guideline maximum 31.00% DTI; Reserves are higher than guideline minimum $393,802 excess verified reserves;
300008975	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing Third Party Fraud Tool (Report) - Missing all pages to third party fraud report.  Page 1 is in file. - Acknowledged 04/22/2015 Lender Response: 04/22/2015: fraud report Issue Resolution: 04/22/2015: Fraud tool provided dated 04/21/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.; Incomplete 1003 - The original and final applications are missing the borrowers employer's phone number. - Cleared 04/22/2015 Lender Response: 04/22/2015: 4/21 signed pg1 of original & final 1003 Issue Resolution: 04/22/2015: Audit review of signed page 1 of the final and original application documentation submitted is deemed acceptable. Condition cleared.  ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report not provided in file - Cleared 04/22/2015 Lender Response: 04/22/2015: CDA Issue Resolution: 04/22/2015: A CDA report reflecting a value of $920,000 which is a 0% variance was provided. Condition Cleared. ;	2	1	RB	RA	B	A	B	A	B	A	B	A
Missing sufficient evidence of “changed circumstance” to support new GFE” - There are 2 Good Faith Estimates in file. GFE dated 03/19/2015 reflects a loan amount of $717,000 and an interest rate of 3.50% and another GFE dated 03/25/2015 reflects a loan amount of $716,000 and an interest rate of 3.875%.  The loan closed with a loan amount of $716,000 and an interest rate of 3.875%.  The file does not contain a Change of Circumstance form. - Cleared 04/22/2015 Lender Response: 04/22/2015: 4/21 As indicated on many other loans that have received this same suspense item, please see the 2nd page of the "Post Closing Checklist" Issue Resolution: 04/22/2015: Audit review of the "Post Closing Checklist" page 2 documentation in the loan file reflects Change of Circumstance dates and changes. Condition cleared.  ;
																																																				DTI is lower than guideline maximum 33.49% DTI; FICO is higher than guideline minimum 781 FICO; Years on Job 14 years on current job;
110825945	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 10/21/2014 Issue Resolution: 10/21/14: Proteck provided reflecting a value of $801,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Affiliated Business Disclosure - Affiliated Business Disclosure was not provided in file.  - Cleared 10/21/2014 Issue Resolution: 10/21/2014: AFBP provided states there are no business affiliations. Condition cleared. ; Final HUD not provided – unable to complete Compliance Review - Estimated HUD-1 only. - Cleared 10/30/2014 Issue Resolution: 10/30/14: HUD1 with addendum provided breaking down all fees in line 1101.  Compliance tests pass.  Condition cleared. 10/21/14: Please provide an addendum breaking down the fees totaled in line 1101 on the Final HUD.  The Fee charged on line 1101 is $2,284.17, but after adding all of the fees showing in lines 1102-1111, the actual fee charged should have been $1,068.72. Cannot complete compliance tests. Additional conditions may apply once received. ;

300009610	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing VOR - A VOR from the private party was not provided.  - Acknowledged 04/16/2015 Lender Response: 04/16/2015: VOR attached
04/15/2015: VOR attached Issue Resolution: 04/16/2015: Audit acknowledges that the a verification of rent  was dated post closing 04/14/2015.  Subject Note date was 03/20/015 and disbursement date was 03/24/2015. Post-close VOR does not affect the overall ability to repay the subject loan. Compensating factors noted are: LTV of 75%, FICO of 736 and 27 months of Reserves. Loan will be graded a B.
04/15/2015: Audit reviewed attached documentation submitted, attachment was enlarged and cut off on the right side.  Unable to view full document, condition remains. ; Missing Balance Sheet - A YTD balance sheet for borrower's Schedule C business was not provided.  - Cleared 06/04/2015 Lender Response: 04/14/2015: LOE for Schedule C Issue Resolution: 04/24/2015:Balance Sheet provided for year end 2014. Condition cleared. 04/14/2015: Audit reviewed the lender rebuttal and determined that per QM, the 2014 Balance Sheet for schedule C business required for a Sole proprietorship (Sch C) according to the stipulations set forth by Appendix Q -OR- evidence business was dissolved prior to origination.   Condition remains.; Missing YTD Profit & Loss - A YTD Profit and Loss for borrower's Schedule C business was not provided.  - Cleared 06/04/2015 Lender Response: 04/14/2015: LOE for Schedule C Issue Resolution: 04/24/2015: Profit and Loss provided for year end 2014. Condition cleared. 04/14/2015: Audit reviewed the lender rebuttal and determined that per QM, the 2014 Profit and Loss for schedule C business is required for a Sole proprietorship (Sch C) according to the stipulations set forth by Appendix Q -OR- evidence business was dissolved prior to origination.   Condition remains.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 04/08/2015 Issue Resolution: 4.8.15 CDA provided reflecting a value of $2,225,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300011909	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing copy of title - Missing copy of the prelim title for $921,360.00. Preliminary Tile in file does not reflect the amount of the insurance). Additional conditions may apply. - Cleared 04/10/2015 Lender Response: 04/10/2015: The prelim does not have the loan amount reflected on there. this will be reflected on the final title policy, which is a closing trailing doc we do not have yet Issue Resolution: 04/10/2015: Audit concurs with the lender, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file. - Cleared 04/10/2015 Lender Response: 04/10/2015: CDA Issue Resolution: 04/10/2015: A CDA report reflecting a value of $1,160,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		LTV is lower than guideline maximum 80% LTV compared to 85%; DTI is lower than guideline maximum 38.58% compared to 40%; FICO is higher than guideline minimum 776 compared to 740.;
300005137	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing asset documentation - Missing last 2 months of asset statements: Account #1 listed on final 1003 dated 101/13/2015 missing 11/06/14 to 11/14/14 ,and Account #2 is missing 10/2014, & 11/2014 statements. - Cleared 06/04/2015 Issue Resolution: 2/2/2015: Received statement for account #1 10/14 and 11/14 statements as well as statement for account #2 10/1 thru 11/30/2014 bank statements.  Condition cleared.  ; Missing payment history - Provide last 24 month housing history to reflect 0x30. Maximum 250% payment shock.  - Acknowledged 05/26/2015 Issue Resolution: 2/2/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: 35.76% DTI, 779 FICO, 15 years in field. The housing history in non-material to the  overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in file. - Cleared 02/02/2015 Issue Resolution: 1/29/2015: A CDA report wieth a reconciled value of $555,000 at 0% variance was provided. Condition cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation - Active;	DTI is lower than guideline maximum 35.76% DTI; Years in Field 15 Years in field ; FICO is higher than guideline minimum 779 FICO;
300000341	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/11/2014 Issue Resolution: 12/11/2014: Received CDA report. which confirms value of $569,000., with variance of 0.00%. Value supported and condition cleared. ;	3	1	RC	RA	C	A	D	A	C	A	C	A
Good Faith Estimate not provided within 3 business days of application date. - Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Initial GFE was sent to the Borrower on 09/17/2014. Condition cleared. ; Servicing Disclosure Statement not provided within 3 business days of application date. - Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Servicing Disclosure Statement was sent to the Borrower on 09/17/2014. Condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the loan Affiliated business disclosure was sent to the Borrower at that time. Condition cleared. ; Special Information Booklet not provided within 3 business days of application date. - Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Special Information Booklet was sent to the Borrower on 09/17/2014. Condition cleared. ; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Initial TIL was sent to the Borrower on 09/17/2014. Condition cleared. ; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Appraisal disclosure was sent to the Borrower at that time. Condition cleared. ; HUD Homeownership Counseling Disclosure not provided within 3 days of application - Initial application date is reflected as 9/11/14, disclosure is dated 9/17/14. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Lender provided workflow, which confirms the Borrower did not have a property until 09/16/2014.  09/16/2014 was used as the application date for this reason, the Homeownership Counseling Disclosure was sent to the Borrower on 09/17/2014. Condition cleared. ;

300000339	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/11/2014 Issue Resolution: 12/11/2014: Received CDA report, which confirms value of $540,000., with 0.00% variance. Condition cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000338	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $2,200,000 or 0% variance provided. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000332	3	2	D	B	D	B	D	B	D	B	D	B	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/11/2014 Issue Resolution: 12/11/2014: Received CDA report, which confirms a value of $1,405,000., with a 0.00% variance. Condition cleared. ;	3	2	RD	RB	D	B	D	B	D	B	D	B
General Compliance Exception - A HUD Homeownership Organization Counseling disclosure was not provided. - Acknowledged 05/21/2015 Lender Response: Agree with findings. The Homeownership Organization Disclosure was never issued and disclosed to the borrower. Please have investor review. Issue Resolution: 1/15/15: Condition has been acknowledged. Loan will be graded out a compliance level B. 12/23/2014: Audit reviewed the lender rebuttal and has determine that if document cannot be provided loan will be rated a B. Condition remains. ; Finance Charge Under Disclosed - It appears the lender did not include the settlement fee of $175. - Cleared 12/15/2014 Lender Response: TIL worksheet, TIL and Final HUD Issue Resolution: 12/15/2014:  Audit has re-reviewed loan file and the documentation submitted, and has determined that the seller paid $175 of closing fee and $46 of the courier fee, file is not under disclosed.  Condition cleared.  ; Affiliated Business Disclosure not executed - Affiliated Business disclosure not signed.  - Cleared 12/11/2014 Issue Resolution: 12/11/2014: Received executed Affiliated Business Disclosure, condition cleared. ; Missing Mortgage - Transaction date on Mortgage to reflect actual closing date of November 4, 2014, notary transaction date is reflected as October 4, 2014. Provide evidence of re-recording to correct notary transaction date. - Cleared 06/11/2015 Lender Response: Notary affidavit Issue Resolution: 12/23/2014: Audit review of scrivener's error affidavit, to correct notary acknowledgement date, documentation submitted is deemed acceptable. Condition cleared. ;

300000331	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: CDA provided reflecting a value of $585,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000330	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: CDA provided reflecting a value of $530,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000329	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing asset documentation - File missing all copies of the required two consecutive months' bank statements or Verification of Deposit for account #5 reflected on final 1003 dated 10/30/2014, and account #2 also reflected on final 1003.  Other conditions may apply once received. - Cleared 06/04/2015 Lender Response: For account #2, we have a two month history. See attached, it only has the deposits/withdrawals but it starts 07/28 - 08/26 with an ending balance of $15,051 then 08/31 - Sep 29th with a starting balance of $15,051. This covers 60 days.
 Issue Resolution: 12/22/2014: Audit review of bank statement documentation submitted is deemed acceptable, condition cleared.
;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $945,000 or 0% variance. Condition cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
Missing HUD Homeownership Organization Counseling Disclosure - A HUD Homeownership Organization Counseling disclosure was not provided.
 - Cleared 12/15/2014 Lender Response: Homeownership Counseling disclosure Issue Resolution: 12/15/2014: Audit review of Homeownership Counseling disclosure documentation submitted is deemed acceptable, condition cleared.

;
																																																				FICO is higher than guideline minimum 760 FICO; Reserves are higher than guideline minimum 17 Months Reserves; DTI is lower than guideline maximum 38.78% DTI;
300000328	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Failure to obtain Documentation - The file did not contain evidence of the property taxes on the borrowers departing residence.  - Cleared 06/11/2015 Lender Response: Attached is a data report showing annual property taxes are $11,140.84 (see bottom right of the report). Issue Resolution: 12/22/2014: Audit review of data report documentation submitted is deemed acceptable, condition cleared.

; Appraisal date cannot be more than 90 days before the note date - The 1025 Condo Appraisal is dated 07/28/2014 and the subject Note is dated 10/31/2014 - Cleared 06/04/2015 Lender Response: Lender's credit policy establishes a 120 day age of documents guideline therefore the appraisal is still valid per guidelines.
 Issue Resolution: 12/22/2014:  Audit reviewed the lender rebuttal and has determine that appraisal is under 120 days old, and still valid.  Condition cleared.
;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $620,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000327	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 12/16/2014 Lender Response: Appraisal review Issue Resolution: 12/16/2014: Field Review provided in lieu of CDA reflecting a value of $2,775,000 which is a 0% variance. Variance with acceptable tolerance. Condition Cleared. ;	3	1	RC	RA	C	A	D	A	C	A	C	A
Good Faith Estimate not provided within 3 business days of application date. - The Good Faith Estimate in file is dated 08/19/2014 and the loan application date is 08/07/2014. - Cleared 12/15/2014 Lender Response: While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. .; Servicing Disclosure Statement not provided within 3 business days of application date. - The Servicing Disclosure Statement in file is dated 08/22/2014 and the loan application date is 08/07/2014. - Cleared 12/15/2014 Lender Response: While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure in file is dated 08/22/2014 and the loan application date is 08/07/2014. - Cleared 12/15/2014 Lender Response: While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. ; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The Initial TIL in file is dated 08/22/2014 and the loan application date is 08/07/2014. - Cleared 12/15/2014 Lender Response: While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. ; Missing corresponding GFEs to Changed Circumstance forms - There are 4 GFE's in file.  The GFE dated 08/22/2014 indicates Total Estimated Settlement Charges as $6369.63 and the GFE dated 09/02/2014 indicates Total Estimated Settlement Charges as $21946.63.  There is no Changed Circumstance in file. - Cleared 12/17/2014 Issue Resolution: 12/17/2014: Audit has re-analyzed the loan documents and determined that the change in circumstance was in the borrower's favor, therefore no further documentation required. Condition cleared.; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - The Appraisal Disclosure in file is dated 08/22/2014 and the loan application date is 08/07/2014. - Cleared 12/15/2014 Lender Response: While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. ; HUD Homeownership Counseling Disclosure not provided within 3 days of application - The HUD Homeownership Disclosure in file is dated 09/03/2014 and the loan application date is 08/07/2014. - Cleared 12/15/2014 Lender Response: While the initial application was taken more than three days prior to the disclosure date this was the ECOA app date.
The 6th element to trigger the RESPA application date was entered on 8/19/2014 as shown on the screen shot below. The initial disclosures were then sent out/disclosed to the borrowers. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 08/19/2014 documentation submitted is deemed acceptable, condition cleared. .;

300000326	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing asset documentation - Missing proof of liquidation of mutual fund account of approximately $80,000.  Proof deposited into borrowers account and updated statement after liquidation reflecting current balance.  Missing source of large deposits for asset account #3 listed on Lender's asset worksheet pg 310 for $107,500, $1365 on 7/15, $1165 on 6/13 and 9/30 source of $5,000 deposit.  - Cleared 06/04/2015 Lender Response: Uploaded proof of liquidations. See attached proof of liquidation of mutual funds account. A total of $107,500 was liquidated which is verified from the attached documentation and it was deposited into account #3. Deposits- $1365 and $1165 do not exceed 25% of borrower’s earnings; therefore, are not required to be verified. I do not see a $5K deposit into account #3 on this date; however, we could easily back it out and borrower still have sufficient reserves. Issue Resolution: 12/19/2014: Audit reviewed the lender rebuttal and has determine that the deposit was verified and assets are sufficient to qualify for the loan.  Condition cleared.

;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/2014: CDA provided reflecting a value of $655,000 or 0% variance. Condition cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Good Faith Estimate not provided within 3 business days of application date. - The Lender of credit date is 8/5/2014 and the initial Good Faith Estimate is dated 9/15/2014. - Cleared 12/15/2014 Lender Response: The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.; Servicing Disclosure Statement not provided within 3 business days of application date. - Lender of Credit date is 8/5/2014 and Servicing disclosure is dated 9/14/2014. - Cleared 12/15/2014 Lender Response: The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.; Affiliated Business Disclosure not provided within 3 business days of application date. - Lender of credit date is 8/5/2014 and the Affiliated Business Disclosure is dated 9/14/2014.
 - Cleared 12/15/2014 Lender Response: The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.; Special Information Booklet not provided within 3 business days of application date. - Lender of Credit date is 8/5/2014 and Special Information Booklet is dated 9/14/2014. - Cleared 12/15/2014 Lender Response: The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - Initial Til is dated 9/14/2014 and lender of credit date is 8/5/2014. - Cleared 12/15/2014 Lender Response: The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - Appraisal Disclosure date is 09/15/2014 and the loan application date is 08/05/2014. - Cleared 12/15/2014 Lender Response: The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.; HUD Homeownership Counseling Disclosure not provided within 3 days of application - Lender of credit date is 8/5/2014 and HUD Homeownership Counseling Disclosure is dated 9/14/2014. - Cleared 12/15/2014 Lender Response: The 6th element triggering the RESPA application was the property address which was entered on 9/12/14. See screen shot below. Issue Resolution: 12/15/2014: Audit review of RESPA application date of 09/12/2014 documentation submitted is deemed acceptable, condition cleared.;

300000324	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Failure to obtain Hazard Insurance Declaration - Provide hazard insurance declaration page to confirm coverage through 10/26/2015.  The loan closed with a hazard insurance binder, which bears an expiration date of 11/26/2014.   - Cleared 12/11/2014 Lender Response: uploaded copy of binder - Please note that page 3, under additional information reflects the policy period as 10/27/14 to 10/27/15 Issue Resolution: 12/11/2014: Audit review of binder page 3 under additional information reflects the policy period as 10/27/14 to 10/27/15, documentation submitted is deemed acceptable, condition cleared. ; Missing Documentation - Provide title search or other supporting documentation to confirm subject property was not a distress sale at time of closing.  Borrower received a Gift of Equity from the seller, which could be considered a Non Arms Length transaction if subject property was a distress sale at closing. - Cleared 12/11/2014 Lender Response: uploading copy of title commitment  Issue Resolution: 12/11/2014: Audit review of title commitment and title policy noted no title infractions to suggest a distress sale at the time of closing, condition cleared. ; Missing asset documentation - Provide documentation to confirm funds from sale of departing residence were deposited into Borrower's account or amount needed for closing was wired to closing agent.  The departing residence closed 10/23/2014, subject loan closed 10/27/2014.    - Cleared 06/04/2015 Lender Response: See attached bank statement showing deposit Issue Resolution: 12/29/2014: Audit review of bank statement documentation submitted reflecting wire transfer of $231,660.27 from departing residence is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 05/21/2015 Lender Response: field review Issue Resolution: 12/19/2014: Field Review provided in lieu of CDA reflecting a value of $900,000 which is a 0.0% variance. Variance with acceptable tolerance. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000323	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CC	CA	C	A	C	A	C	A	C	A	Document Error - 1003 lists 12 years 3 months renting at departure residence. where as the credit supplemental reports borrower residing at address for 5 months. - Cleared 06/04/2015 Lender Response: 1003 had a typo for rent. See corrected 1003 Issue Resolution: 12/22/2014: Audit review of corrected 1003 documentation submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $990,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		Full Documentation Full documentaion ; FICO is higher than guideline minimum 788 Fico exceeds 720 requirement ; Years on Job 8 years on job;
300000322	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing credit report - Missing initial credit report. Earliest credit report in file is dated 09/22/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received initial credit report dated 02/28/2014, which supports FICO scores and debt. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: CDA provided reflecting a value of $1,290,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Good Faith Estimate not provided within 3 business days of application date. - The Good Faith Estimate in file is dated 03/07/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Good Faith Estimate confirms the date of 03/07/2014.  The documentation is in compliance and condition cleared.; Servicing Disclosure Statement not provided within 3 business days of application date. - The Servicing Disclosure Statement in file is dated 03/07/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Servicing Disclosure Statement was dated 03/07/2014.  The documentation is in compliance and condition cleared.; Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure in file is dated 03/13/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Affiliated Business Disclosure confirms the date of 03/07/2014.  The Borrower acknowledgement date is 03/13/2014.  The documentation is in compliance and condition cleared.; Special Information Booklet not provided within 3 business days of application date. - The Special Information Booklet in file is dated 03/07/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Special Information Booklet confirms date stamp of 03/07/2014.  The documentation is in compliance and condition cleared.; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The Initial TIL in file is dated 03/07/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Initial TIL confirms the date of 03/07/2014.  The documentation is in compliance and condition cleared.; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - The Appraisal Disclosure in file is dated 03/17/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Received notice of Right to Copy of Appraisal disclosure confirms the date of 03/07/2014.  The Borrower acknowledgement date is 03/13/2014.  The documentation is in compliance and condition cleared. ; HUD Homeownership Counseling Disclosure not provided within 3 days of application - The HUD Homeownership Counseling Disclosure in file is dated 03/07/2014 and the loan application date is 02/28/2014. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received Lender explanation and copy of workflow confirming the loan application date is 03/07/2014, since Borrower found a property on that date.  Re-review of the Homeownership Counseling Disclosure confirms the date of 03/07/2014.  The documentation is in compliance and condition cleared.;

300000319	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/23/2014 Lender Response: Appraisal review Issue Resolution: 12/17/2014: Field Review provided in lieu of CDA reflecting a value of $716,500 which is a 0% variance. Variance with acceptable tolerance. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		No Mortgage Lates 0 x 30 over 75 months ; Years in Primary Residence 7 years in primary residence; Reserves are higher than guideline minimum 30 months PITIA reserves remain ;
300000318	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 05/21/2015 Lender Response: field review Issue Resolution: 12/19/2014: Field Review provided in lieu of CDA reflecting a value of $715,000 which is a 0.0% variance. Variance with acceptable tolerance. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000316	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing final application (1003) - Missing final 1003 application executed by the Borrowers. - Cleared 12/11/2014 Lender Response: uploaded final executed 1003 Issue Resolution: 12/11/2014: Audit review of final executed 1003 documentation submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	571 - Appraisal Missing - A CDA Report was not provided. - Cleared 06/11/2015 Lender Response: uploaded dd response breaking down assets and expiration dates Issue Resolution: 12/12/14: CDA provided reflecting a value of $788,000 or 0% variance. Condition cleared. 12/11/2014: Audit reviewed the lender rebuttal and has determine that an incorrect response and documentation for assets was placed in "clean room" under the wrong loan number. Documentation was provided for a different loan number. Condition for a CDA Report remains. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
FICO is higher than guideline minimum 797 FICO vs 720 minimum required FICO ; Years in Primary Residence 5 years in primary residence ; Reserves are higher than guideline minimum 47 months PITIA reserves vs 12 months required reserves. ;

300000315	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing final application (1003) - The final signed 1003 not provided in file. - Cleared 12/12/2014 Issue Resolution: 12/12/14: Audit has received final executed 1003 for borrower and coborrower. Document reviewed. No additional conditions apply.; Missing asset documentation - Missing 401k June 30, 2014 statement.  The April and May statements are expired. - Cleared 06/04/2015 Lender Response: Please waive this condition as these funds were not considered for funds to close or for reserves. Please see attached asset worksheet and Lender's loan approval for evidence of what funds were considered. Issue Resolution: 12/18/2014: Audit reviewed the lender rebuttal and has determine that the assets are sufficient to qualify for the loan. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared.

; Missing Third Party Fraud Tool (Report) - The file did not contain sufficient evidence that the lender used some form of fraud tool during the origination process. The loan file contained only pages 24-37 of the fraud report report. Additional conditions may apply upon receipt of missing document. - Cleared 12/18/2014 Lender Response: Complete fraud report report with all pages attached. Issue Resolution: 12/18/2014: Audit review of fraud report report with all pages submitted is deemed acceptable, no additional conditions required.  Condition cleared. ; Missing Evidence of HOA Fees - Evidence of HOA fees for property listed on REO schedule of final 1003 not provided in file. - Cleared 06/04/2015 Lender Response: Copy of quarterly HOA dues printout attached. Issue Resolution: 12/18/2014: Audit review of quarterly HOA dues printout documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $635,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum 798 FICO; Reserves are higher than guideline minimum $259,547.88 excess reserves; Years on Job 27 years on current job;
300000312	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing asset documentation - Please provide evidence of deposit for $79,403 dated 08/14 into the Borrower's checking and terms of withdraw from the Borrower's 401k profit sharing plan account in order to use retirement funds as a source for reserves.  6.9 mos. Reserves < 24 mos reserves required per Lender's Global credit policy 08/18/2014.  Audit verified $49,365 ($4,163 checking+$45,199 profit sharing plan  (calculated based on max 50% of total reserve requirement)  - Cleared 06/04/2015 Lender Response: The source of this large deposit is explained in Lender's loan approval and contained within the file. The source is the borrower's annual bonus check, which I am uploading again. The terms of withdrawal of the 401k profit sharing account were also located in the file and are uploaded with this response. Issue Resolution: 12/18/2014: Audit reviewed the lender rebuttal and has determine that evidence of sufficient assets was provided to qualify for the loan.  Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $1,070,000 or -6.1% variance. Variance within 10% tolerance. Condition cleared.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Missing Affiliated Business Disclosure - An Affiliated Business disclosure was not provided.  - Cleared 12/11/2014 Lender Response: Uploading copy of ABA Letter Issue Resolution: 12/11/2014:  Audit review of ABA Letter reflecting that the lender has no Affiliated Business Relationships is deemed acceptable, condition cleared. ;

300000311	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing final application (1003) - Missing Final 1003 - Cleared 12/17/2014 Lender Response: uploaded final executed 1003 Issue Resolution: 12/17/2014: Audit review of final executed 1003 documentation submitted is deemed acceptable, condition cleared. ; Missing VOR - Per initial 1003 (missing final) borrower renting for 4 months.   - Cleared 12/15/2014 Lender Response: uploaded dd response Issue Resolution: 12/15/2014: Audit reviewed the lender rebuttal and has determine that borrower owned home for 8yrs prior to living rent free for the past 4 months before purchasing subject property.  Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was nor provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $655000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		Full Documentation Full Documentaion; Years Self Employed 777 Fico exceeds 710 requirement ; FICO is higher than guideline minimum 24 years self employed;
300000310	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording. - Cleared 12/12/2014 Lender Response: Recorded Mortgage Issue Resolution: 12/12/2014: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.

; Missing final application (1003) - Provide revised SIGNED final application (1003) to reflect the new income calculations, as well as no rental income used to qualify per lender request.   - Cleared 01/02/2015 Issue Resolution: 1/2/2015: Revised signed 1003 application reflecting rental income was not used in qualification was provided. Condition cleared. ; Missing income documentation - Missing current lease/rental agreement for the two rental properties listed on final 1003. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. - Cleared 06/04/2015 Lender Response: 12/18/2014: The Underwriter explains in Loan Approval that the reason a lease was not provided is because the two rental properties are short term vacation rentals that are rented out for a few days at a time so there are no long term leases. It is acknowledged that other documentation should have been required, please note that the co-borrower makes substantially more income than what was used to qualify. The Underwriter did not use any of the co-borrower's bonus income to qualify and the bonus income is more than sufficient to offset the necessity of using the rental income. My calculations are as follows: 2014 paystub through 8/22/14 = $267,547.19 2013 W2 = $297,074.83 2012 W2 = $ 283,894.96 Average monthly income per 2013/2012 only = $24,207.07 including base plus bonus. Monthly expenses for both rental properties per 2013 tax returns = $2,496.58 (excluding depreciation) Total liabilities including expenses for both rentals = $7,417.78 $7,417.78 / $24,207.07 = 30.64% DTI***Please clear condition based on fact that rental income is not needed to qualify. Thank you!***
12/11/2014: loan approval, LOX from borrower and IRS 1040 schedule E Issue Resolution: 12/18/2014: Audit reviewed the rebuttal and has, at the lenders request, made adjustments to income and removed rental income. New exceptions were set, however additional conditions may apply.
12/12/2014: Audit reviewed all documentation submitted, missing current lease/rental agreement for the 2 rental properties listed on final 1003.  Per appendix Q, a current signed lease is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Condition remains. ; Missing 1008 or Underwriter Approval - Provide revised 1008 or Underwriter Approval to reflect the new income calculations, as well as no rental income used to qualify per lender request.   - Cleared 01/02/2015 Issue Resolution: 1/2/2015: A revised 1008 and lender's income calculation was provided to not include rental income. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $662,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000309	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CC	CA	C	A	C	A	C	A	C	A
Missing LOE - Provide documentation to support additional payment of $475.00 UW included in PITIA payment. - Cleared 06/11/2015 Issue Resolution: 12/19/2014: Audit review of explanation submitted is deemed acceptabSubject property is located in Florida. Properties located in this area of Florida generally require three separate and very costly insurance policies for standard homeowners insurance plus flood insurance and wind insurance. The underwriter used her best estimate of the cost of these insurances at the time of underwriting. The policies presented at closing and contained within the file show somewhat lower premiums, therefore, the actual DTI is a bit lower. Welcome to Florida!le, condition cleared.
12/10/2014: Nothing received to clear this item, condition remains. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: CDA provided reflecting a value of $885,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
HUD Homeownership Counseling Disclosure not provided within 3 days of application - Application date is reflected as more than 3 days from disclosure date of 9/17/14. - Cleared 06/11/2015 Lender Response: Homeownership Counseling List Issue Resolution: 12/12/2014: Audit review of Homeownership Counseling List dated same day as application documentation submitted is deemed acceptable, condition cleared.
12/10/2014: Nothing received to clear this item, condition remains. ;
																																																				LTV is lower than guideline maximum Lower LTV; Reserves are higher than guideline minimum Sufficient reserves; Years on Job Job Stability;
300000308	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $980,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000307	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing final application (1003) - The fully executed final loan application not provided in file. - Cleared 12/15/2014 Lender Response: uploaded final 1003 Issue Resolution: 12/15/2014:  Audit review of signed final 1003 documentation submitted is deemed acceptable, condition cleared. ; Missing income documentation - 2012/2011 transcripts for entities "B" and "C" listed on schedule E pg 697, not provided in file.  2013/2012 transcripts for entities "C" pg 693 and  "A" pg 694 not provided in file.  2013/2012 K-1s for "C" pg 693 and "A" pg 694 not provided in file.  2012 K-1 "A" listed on pg 697 not provided in file.  Partnership returns will be required if borrower has 25% or more ownership. - Cleared 06/04/2015 Lender Response: 12/22/2014: In order for loan to be deemed QM, business transcripts OR signed business returns are required. Attached are signed business returns for "B" & "C" pg 697.
12/19/2014: Please waive all of these conditions as none of them are required by Lender credit policy and standard underwriting criteria. We do not require business transcripts for Schedule E businesses. In addition, there are a number of entities paying oil and gas royalties to the borrower but he is not an owner of these businesses so we would not require K-1s or business returns for them. Issue Resolution: 12/22/2014:  Audit reviewed the lender rebuttal and has determine that signed, dated tax returns for 2012/2011 transcripts for "B" & "C" pg 697 were submitted and deemed acceptable. Condition cleared.
12/19/2014:  Audit reviewed the lender rebuttal and has determine that 2012/2011 transcripts for "B" & "C" pg 697 are required to be classified as a Qualified Mortgage Condition override.  Condition remains.; Incomplete Income Documentation - All pages to 2013/2012 partnership tax returns as 'C" on schedule E page 693 and company "A" pg 694. - Cleared 06/04/2015 Lender Response: Please clear this condition. The borrower receives royalties from these entities. He does not have ownership in these entities and there is no indication in this file that he has ownership of these entities therefore business returns would not be a requirement. Issue Resolution: 12/19/2014: Audit reviewed the lender rebuttal and has determine that the the partnership lease bonuses listed as "C" on schedule E are considered rental income and are taxed at the same ordinary income tax rates as royalties.  Partnership tax returns are not required as borrower has no ownership of these entities.  Condition cleared. ; Missing 4506-T - The guidelines require a 4506-T signed at application and closing.  A personal 4506-T signed at closing not provided in file.  Initial and final 4506-T not provided for Borrower's businesses - Cleared 06/04/2015 Lender Response: uploaded final executed 4506T -4506Ts for business are not a requirement Issue Resolution: 12/15/2014: Audit review of final executed 4506T documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $1,300,000 or 0% variance. Condition cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Documentation - The loan file did not contain a copy of the recorded Deed of Trust/Mortgage. A copy of the recorded mortgage or one of the following is required; final title policy, lender closing instruction showing it was requested, or proof the title company sent the file to be recorded. - Cleared 12/15/2014 Lender Response: uploaded recorded mortgage Issue Resolution: 12/15/2014: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared. ;
																																																				Years Self Employed 16 years self employed; FICO is higher than guideline minimum 773 FICO; Reserves are higher than guideline minimum $1,011,194 excess reserves;
300000306	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Lender did not provide an ATR/QM status determination. - Cleared 06/04/2015 Lender Response: Located Loan Approval in the file which is Lender's approved methodology to document ATR/QM determination. Uploaded this document. Issue Resolution: 12/18/2014:  Audit has re-reviewed loan file and determined that the condition is deemed invalid. Condition cleared. ; Missing income documentation - Missing 2013 P&L and Balance Sheet for Borrower's company. Per appendix Q , both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage. 2013 1065 tax returns were not provided in file due to extension. - Cleared 06/04/2015 Lender Response: Located 2013 Business Return 1065 Transcript in the file and will upload with this document. This transcript will supersede the need to obtain a 2013 P&L for the business. Issue Resolution: 12/18/2014:  Audit review of 2013 Business Return 1065 Transcript documentation submitted is deemed acceptable, condition cleared. ; Missing Third Party Fraud Tool (Report) - Third Party Fraud Report not provided in file. - Cleared 12/18/2014 Lender Response: fraud report Report uploaded as an attachment. Issue Resolution: 12/18/2014: Audit review of fraud report Report documentation submitted is deemed acceptable, all red flags were addressed. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $1,015,000 or 0% variance. Condition cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
Missing Special information booklet. - Special Information Booklet not provided in file. - Cleared 12/18/2014 Lender Response: uploaded info booklet  Issue Resolution: 12/18/2014:  Audit review of Special Information Booklet documentation submitted is deemed acceptable, condition cleared. ; Failure to provide proof of OFAC Search - Proof of OFAC Search not provided in file. - Cleared 12/18/2014 Lender Response: Please see fraud report report that was uploaded to address previous condition. OFAC search contained within fraud report. Issue Resolution: 12/18/2014: Audit review of fraud report report which contained OFAC search documentation submitted is deemed acceptable, condition cleared. ;

Years Self Employed 22 yrs self employed; Reserves are higher than guideline minimum 27.30 months > 12 months minimum required reserves; DTI is lower than guideline maximum 25.12% dti < 43% max allowed;

300000305	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Failure to obtain Income Documentation - Missing the complete Business Return for 2012. Missing Statements 1 - 3 and the K-1 for Borrower 1. - Cleared 06/11/2015 Lender Response: 2012 K-1 for Borrower 1 was located in the closed loan file and is attached to this template. Regarding the missing statements 1-3, while I acknowledge that these statements are missing, we have three total years of tax returns plus P&L and Balance Sheet on this business, which has been in existence since 1988. The information contained on these 3 statements is standard and only disclose a breakdown of what constitutes the totals on page one of the business return. It is commonplace information and since you have the statements for 2011 and 2013 and the returns are very consistent, please consider clearing this issue as the 2012 statements will not impact the income calculations or decision in any way. Issue Resolution: 1/9/2015: Audit has re-reviewed loan file and statements 1 and 3 that are missing are not material as statement 1 lists the meals and expense deduction, including an average of 2011 and 2013 meals and expense deduction for 2012 would increase DTI by 1% which is not material as DTI is currently 15.97%. All pages of tax returns and schedules are provided. Condition cleared.
12/19/2014: Audit reviewed the lender rebuttal and has determine that signed, dated tax returns with all applicable tax schedules for the most recent two years are required per QM; -OR- Tax transcript obtained directly from the IRS may be used in lieu of signed tax returns in order for the loan to be classified as a Qualified Mortgage Condition override.  Condition remains.; Failure to obtain Documentation - Address is reporting on the Schedule E of the personal returns however, this address is not on the Schedule E of the 1003. The file did not contain evidence the borrowers no longer have ownership in this property.  - Cleared 06/11/2015 Lender Response: I acknowledge that this rental property was left off of the final 1003 and this was an oversight by the underwriter, however, please note that this property is owned free and clear, the expenses reporting on 2012 and 2011 Schedule E are minimal and the DTI currently stands at only 17.88% evidencing that this borrower has more than enough capacity to absorb the nominal expenses of this property. As supporting documentation, please see data report posted below which shows that the property is still owned free and clear. This same data report shows that the property taxes are $3,205.36 (see bottom right of report). The tax returns prove that the borrower does not have insurance expense on this property but even if he did, the DTI is extremely low and can be absorbed. The same applies to HOA dues which are less than $400 per year according to the 2011 tax return. Please note that the borrower has owned this property since 2004. Please consider accepting this file as is.  Issue Resolution: 1/9/2015: Data report provided indicates borrower does not have a mortgage balance on the property. Condition cleared.
12/19/2014:  Audit reviewed the lender rebuttal and has determine that documentation is required to verify: property free and clear, Hazard Insurance dec page with premium amount and property taxes.  Condition remains. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $850,000 or -5.0% variance. Variance within 10% tolerance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000304	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing final application (1003) - The fully executed final loan application is missing from the file. - Cleared 12/12/2014 Issue Resolution: 12/12/14: Fully executed final 1003 received. Audit has reviewed documentation provided. No additional conditions apply.; Missing income documentation - Guidelines require a fully completed written VOE for commission income more than 25% of a borroweers total qualifying income.  The written VOE in file from credit reporting agency does not provide breakdown of income by year.  Appendix Q requires a two year average of commission income.  No documentation in file to obtain 2013 & 2012 commission income only. - Cleared 12/19/2014 Lender Response: Obtained written VOE from employment verification company that shows Commission for YTD and previous 2 years. Uploading here. Issue Resolution: 12/19/2014:  Audit review of VOE from the employment verification company reflecting 2yrs of Commission documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $640,000 or -5.9% variance. Variance within 10% tolerance. Condition cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Loan does not meet criteria for Qualified Mortgage - Guidelines require a fully completed written VOE for commission income more than 25% of a borroweers total qualifying income.  The written VOE in file from credit reporting agency does not provide breakdown of income by year.  Appendix Q requires a two year average of commission income.  No documentation in file to obtain 2013 & 2012 commission income only. - Cleared 12/19/2014 Lender Response: Obtained written VOE from employment verification company that shows Commission for YTD and previous 2 years. Uploading here. Issue Resolution: 12/19/2014:  Audit review of VOE from the employment verification company reflecting 2yrs of Commission documentation submitted is deemed acceptable, condition cleared.;

300000303	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $685,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000301	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing final application (1003) - The fully executed final loan application is missing from the file. - Cleared 12/15/2014 Lender Response: Final 1003 Issue Resolution: 12/15/2014: Audit review of final loan application documentation submitted is deemed acceptable, condition cleared. 12/10/2014: Nothing received to clear this item. Condition remains. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 12/10/2014 Issue Resolution: 12/10/2014: CDA provided reflecting a value of $630,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000300	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing copy of title - Provide Final Title Policy. Commitment in file has incorrect purchase price and loan amount.  - Cleared 12/18/2014 Lender Response: Uploading final title policy Issue Resolution: 12/18/2014: Audit review of final title policy documentation submitted is deemed acceptable, condition cleared.   ; Missing HUD from sale of other property owned - File contains the sales contract. Please provide the HUD evidencing property was sold.  - Cleared 12/18/2014 Lender Response: uploading proof property sold along with loan approval addressing property Issue Resolution: 12/18/2014: Audit review of Property profile evidencing sale of previous property documentation submitted is deemed acceptable, condition cleared.

;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $970,000 or 0% variance. Condition cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Final Application (1003) * - A final 1003 application was not provided.  - Cleared 12/11/2014 Lender Response: Uploading signed and dated final 1003 Issue Resolution: 12/11/2014: Audit review of signed final 1003 application documentation submitted is deemed acceptable, condition cleared. ;

300000299	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing final application (1003) - The fully executed final loan application is missing from the file. - Cleared 12/11/2014 Lender Response: Uploading a final 1003 Issue Resolution: 12/11/2014: Audit review of fully executed final 1003 application documentation submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 01/07/2015 Lender Response: form 2006 Issue Resolution: 01/17/2015: Desk Review provided in lieu of CDA reflecting a value of $772,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum FICO 789; Years in Field Borrower has been in the same field of work for 25 years; No Mortgage Lates Borrower has maintained 2 homes with mortgages with no lates;
300000297	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $670,000 or 0% variance. Condition cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
Missing Servicing Disclosure Statement - Missing Servicing Disclosure - Cleared 12/11/2014 Lender Response: Uploading a copy of the Servicing Disclosure Statement and Homeownership Counseling Notice, disclousre tracking details showing when the disclosures were sent Issue Resolution: 12/11/2014: Audit review of Servicing Disclosure Statement with disclosure tracking detail documentation submitted is deemed acceptable, condition cleared. ; Missing HUD Homeownership Organization Counseling Disclosure - HUD Ownership Disclosure not provided - Cleared 12/11/2014 Lender Response: Uploading a copy of the Servicing Disclosure Statement and Homeownership Counseling Notice, disclousre tracking details showing when the disclosures were sent Issue Resolution: 12/11/2014: Audit review of Homeownership Counseling Notice with disclosure tracking detail documentation submitted is deemed acceptable, condition cleared. ;

300000295	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $1,080,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000292	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $1,300,000 or 0% variance. Condition cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Good Faith Estimate not provided within 3 business days of application date. - The initial GFE in the file is dated 10/10/2014 and the original application date is 10/01/2014. - Cleared 12/15/2014 Issue Resolution: 12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The GFE dated 10/10/2014 was issued within requirements.  Condition cleared. ; Servicing Disclosure Statement not provided within 3 business days of application date. - The Servicing Disclosure Statement in the file is dated 10/10/2014 and the original application date is 10/01/2014. - Cleared 12/15/2014 Issue Resolution: 12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Servicing Disclosure Statement  dated 10/10/2014 was issued within requirements.  Condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure in the file is dated 10/10/2014 and the original application date is 10/01/2014. - Cleared 12/15/2014 Issue Resolution: 12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Affiliated Business disclosure dated 10/10/2014 was issued within requirements.  Condition cleared.  ; Special Information Booklet not provided within 3 business days of application date. - The Special Information Booklet disclosure in the file is dated 10/10/2014 and the original application date is 10/01/2014. - Cleared 12/15/2014 Issue Resolution: 12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Special information booklet dated 10/10/2014 was issued within requirements.  Condition cleared. ; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The initial TIL in the file is dated 10/10/2014 and the original application date is 10/01/2014. - Cleared 12/15/2014 Issue Resolution: 12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The initial TIL dated 10/10/2014 was issued within requirements.  Condition cleared. ; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - Appraisal disclosure provided dated 10/21/14 and the original application date is 10/01/2014. - Cleared 12/15/2014 Issue Resolution: 12/15/2014: Received Lender workflow, which confirms application date of 10/09/2014.  Initial notice of right to copy of appraisal is dated 10/10/2014. Condition cleared. ; HUD Homeownership Counseling Disclosure not provided within 3 days of application - HUD Homeownership counseling disclosure dated 10/10/2014 and application date is 10/1/2014. - Cleared 12/15/2014 Issue Resolution: 12/15/2014: Received Lender's workflow, which confirms the Borrower did not secure a property until 10/09/2014. The Homeownership Counseling Disclosure dated 10/10/2014 was issued within requirements.  Condition cleared. ;

300000290	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file - Cleared 12/10/2014 Issue Resolution: 12/10/2014: Received CDA report, which confirmed a value of $1,675,000., and 0.00% variance. Condition cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000289	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $740,000 or 0% variance. Condition cleared.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Affiliated Business Disclosure not provided within 3 business days of application date. - Affiliated Business Disclosure dated 10/20/2014, lender of record date is 10/02/2014.00 - Cleared 12/15/2014 Lender Response: initial ABA Issue Resolution: 12/15/2014: Audit review of Affiliated Business Disclosure dated 10/02/2014 documentation submitted is deemed acceptable, condition cleared. ;

300000288	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $685,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300000287	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $1,225,000 or 0% variance. Condition cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing copy of title - Missing copy of the prelim title for $980,000 (prelim in file does not reflect the amount of the insurance) - Cleared 05/21/2015 Lender Response: Final Title Policy Issue Resolution: 12/18/2014: Audit review of Final Title Policy documentation submitted is deemed acceptable, condition cleared.

;

300000286	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing asset documentation - Missing proof that the $175,000 deposited into asset account #2 listed on final 1003 dated 10/25/2014, has been drawn from HELOC. Credit Report reflects duplicate HELOC and does not provide new HELOC payment and balance. - Cleared 06/04/2015 Lender Response: uploaded copy of HELOC statement Issue Resolution: 12/18/2014: Audit review of HELOC statement documentation submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 12/12/2014 Issue Resolution: 12/12/14: CDA provided reflecting a value of $925,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005572	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing LOE - Provide documentation from appraiser supporting non-arms length comment on appraisal.  The report states subject is a non arms length transaction, and lists the purchaser as an employee of the Construction Company (seller).  A review of the purchase contract confirms non-arms length disclosure between the selling broker and the Borrowers, with no compensation going to Borrowers at closing.   - Cleared 02/03/2015 Lender Response: 02/03/2015: Appraiser discussed this on page 14 of appraisal, "The subject is a non-arm’s length sale to an employee so the contracted price is lower than the comparables on totally equal properties so value is estimated at the “market” value not the contracted value due to this." Please clarify what else is needed to cure this. Issue Resolution: 02/03/2015: Audit reviewed the lender rebuttal and has determine that the loan being a non-arms length transaction was addressed within the appraisal. Evidence is sufficient, condition cleared. ; Missing Certificate of Occupancy - Copy of the Certificate of Occupancy not provided in the loan file. - Cleared 02/04/2015 Lender Response: 2/5/15: Lender policy does not require a COO. See attached final permit which allows borrower to occupy Issue Resolution: 2/5/15: Audit reviewed the loan file and determined that the appraisal is as-is in addition to receiving the final permit.  Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in file. - Cleared 01/29/2015 Issue Resolution: 01/29/2015: Received CDA Report, which reflects $800,000.00, and 0.00% variance in value. Condition cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
FICO is higher than guideline minimum 785 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 30.50 mionths PITIA reserves vs 12 months minimum reserves ; Years on Job 10 years same employer. ;

300005571	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Lease agreement - Provide a VOR and 10 months cancelled checks to support timely rental payments were made on departed residence..  Lender credit policy dated 09/08/2014 requires verification of the Borrower's previous housing history, if an adequate mortgage payment history is not included in the Borrower's credit report.  The credit report in file confirms payment history of the subject property for the previous 2 months.  The final 1003 confirms occupancy for the previous 3 months.   - Cleared 06/04/2015 Lender Response: 01/29/2015: There is evidence of timely payments in the file in the form of a printout reflecting timely auto debits to the landlord from the borrower's bank account #4 listed on the final loan application dated 11/05/2014. The auto debits run from 3/2013 to 4/2014. The subject mortgage closed 5/2014. Please note that Lender guidelines do not require both a VOR or cancelled checks. The guidelines only require cancelled checks. Please clear this issue. Issue Resolution: 01/29/2015: Re-review of file found Borrower's bill payment registration to Landlord, supporting 12 months rental payments. Review of Lender guidelines required a VOR or cancelled check; however, does not specify whether a lease is needed. County tax assessor confirmed the ownership of departing residence. Condition cleared.    ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 05/21/2015 Issue Resolution: 01/29/2015: Received CDA report, which supports $745,000.00, with 0.00% variance in value. Condition cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 16.88% DTI; FICO is higher than guideline minimum 762 FICO; Reserves are higher than guideline minimum 14 months PITIA reserves vs 12 months required;
300005569	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Provide copy of recent mortgage statement, which was not provided in file.  The conditional approval dated 10/27/2014 required a copy of a recent mortgage statement for the existing mortgage to confirm Net Tangible benefits.  The statement was not found in the loan file.  - Cleared 06/04/2015 Lender Response: 2/2/14: Respectfully disagree. The payoff statement provided shows that the interest rate on the existing mortgage is 4.25% which substantiates the net tangible benefit of rate reduction as the new loan is at 4%. Please clear this issue. Issue Resolution: 2/2/14: Audit reviewed the lender rebuttal and the pay off letter provided.  The letter does show the current rate of 4.25% providing the net tangible benefit.  01/29/2015: Please provide recent mortgage statement.  Received the payoff letter, which does not confirm net tangible benefits.  Condition remains. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/29/2015 Issue Resolution: 01/29/2015: Received CDA Report, which supports $715,000.00, and 0.00% variance in value. Condition Cleared. ;	3	1	RC	RA	C	A	D	B	C	A	C	A
Incorrect rescission model – Same lender refinance requires form H-9 - The right to cancel was completed on form H-8.  Review of credit report confirmed the subject loan being paid off was opened on 07/2014. The previous mortgage tradeline listed on the credit report was opened 06/2007 and closed 08/2014.  The right to cancel form should have been completed on form H-9.   - Cured Post Close 06/04/2015 Lender Response: 01/26/2015: Uploading a copy of the amended Notice of Right to Cancel H-9 form. Expires midnight 1-29-15 Issue Resolution: 01/30/2015: Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 01/29/2015 has expired.  Condition cleared.  01/26/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 01/29/2015. Loan will be cleared when the rescission period has expired. Condition remains.;

300005567	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CC	CA	C	A	C	A	C	A	C	A
Missing LOE - Per 1003 in file, the borrower checked off "yes" to the question in the Declarations Section VIII asking if "is any part of the down payment borrowed"; however, no explanation nor documentation provided in the loan file as to what was borrowed.   - Cleared 02/05/2015 Lender Response: 02/05/2015: See revised 1003 and explanation from borrower as to why the 1003 was incorrect.
01/30/2015: The gift funds were fully sourced and accounted for.  1/30/2015 The borrower had other funds more than sufficient to cover the down payment. Total reserves verified (excluding gift) $1,581,071. Total due at closing was $674,390. We have more than enough funds.  Issue Resolution: 02/05/2015: Audit review of all documentation submitted, the LOE signed by the borrower stating that funds were not a loan but a gift and a corrected and initialed question box in the Declarations Section VIII on 1003, are deemed acceptable. Condition cleared.
01/30/2015: Please provide letter of explanation from Borrower, confirming no part of the down payment was Borrowed, since box for borrowed funds is Declaration VIII is checked "yes".  Received Gift letter and source of funds documentation previously provided, which does not clear this item.  Condition remains.
1/30/2015  Gift funds are not considered borrowed funds.  Due to the fact the borrower has check off “yes” to the question in the Declarations Section VIII asking if "is any part of the down payment borrowed" , please provide letter of explanation from Borrower, confirming no part of the down payment was borrowed. Unsecured borrowed funds are not permitted.  Secured funds would need to be verified with the terms & collateral of the loan and then borrower would need to qualify the terms of this new loan.  Condition remains.  ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the loan file - Cleared 01/29/2015 Issue Resolution: 01/29/2015: Received CDA Report which reflects $1,500,000.00, and 0.00% variance in value. Condition cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		Years on Job Over 28 years with current employer; FICO is higher than guideline minimum borrower has an 802, minimum is 720; LTV is lower than guideline maximum subject LTV 53.33%, maximum is 60% ;
300005562	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
DTI Exceeds Guidelines - DTI of 46.53% > 43.00% maximum DTI.  The final loan application lists bonus income of $1,523.09/month.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income. Bonus income was not used for these reasons.  - Cleared 06/04/2015 Lender Response: 01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue.
 Issue Resolution: 2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income. DTI reduced to 42.93% and below maximum guidelines. Condition cleared. 01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.
; Missing income documentation - Provide documentation to support bonus of $1,523.09/month listed on the final 1003.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income.  Audit DTI increased to 46.53% for this reason.  - Cleared 06/04/2015 Lender Response: 2/2/15: There is an employment contract in this file that speaks to the borrower's ability to earn a management incentive of up to 30% of base salary. I am attaching it here again for your review. Please clear this issue 01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue. Issue Resolution: 2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income.  Condition cleared.  01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.   ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - The CDA report was not provided. - Cleared 01/29/2015 Issue Resolution: 01/29/2015: Received CDA Report, which supports $560,000.00, and 0.00% variance in value. Condition cleared. ;	3	1	RC	RA	C	A	D	A	C	A	C	A
ECOA Non-Compliant: Additional valuation documentation not provided to borrower. - Provide evidence of receipt of appraisal report delivered to Borrower at closing.  Borrower signed waiver at time of application, evidence of appraisal delivery at closing not found in file.  - Cleared 06/04/2015 Lender Response: 01/26/2015: Convo log uploaded reflecting the appraisal mailed to borrower via USPS on 11/3/14 Issue Resolution: 01/26/2015: Audit review of Convo log uploaded reflecting the appraisal mailed to borrower via delivery service on 11/3/14 documentation submitted is deemed acceptable, condition cleared. ; Debt to Income Ratio utilizing QM methodology exceeds 43% - DTI of 46.53% > 43.00% maximum DTI.  The final loan application lists bonus income of $1,523.09/month.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income. Bonus income was not used for these reasons.  - Cleared 06/04/2015 Lender Response: 01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue.
 Issue Resolution: 2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income. DTI reduced to 42.93% and below maximum guidelines. Condition cleared.  01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.
; Ability to Repay Non-Compliant:  DTI is greater than guideline requirement when utilizing ATR qualifying methods - DTI of 46.53% > 43.00% maximum DTI.  The final loan application lists bonus income of $1,523.09/month.  Borrower started new employment on 9/2/2014.  The WVOE in file confirms base wages of $105.77/hour. A review of the WVOE from the previous employer does not reflect a history of receiving bonus income.  Review of 1040 returns submitted found no interest and dividend income. Bonus income was not used for these reasons.  - Cleared 06/04/2015 Lender Response: 01/29/2015: Please see loan approval for explanation of bonus income used. There is evidence in the file that a performance incentive of at least $18,000 was received in both 2012 and 2013. Based on history of bonus income plus verification in new offer of employment that borrower is potentially eligible for 30% incentive, underwriter justified use of bonus income. I am attaching payroll information for both those years to confirm. Please clear this issue.
 Issue Resolution: 2/2/15: Audit reviewed the 2012 and 2013 bonus income statements and the current employment contract and has determined that enough documentation has been provided to support utilizing a 2 year average for bonus income. DTI reduced to 42.93% and below maximum guidelines. Condition cleared.  01/29/2015: Provide WVOE or other documentation from current employer confirming Borrower's ability to receive bonus income.  Audit received income statements that support bonus of $18,157.84 received in 2013 and $18,783.51 received in 2012. Lender Credit Policy dated 10/06/2014 indicated bonus income should be documented with a fully completed VOE, in addition to paystubs, and W-2's.  The WVOE found in file did not address Borrower ability to receive bonus income. No offer letter was provided in file. The paystubs submitted only confirm an 80 hour work week. Condition remains.
;

Reserves are higher than guideline minimum 54 months PITIS reserves vs 12 months required reserves; Years in Field Borrower employed in same field for 10 years.; No Mortgage Lates Credit report confirms total mortgage history 0 x 30 over 162 months ;

300005561	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing income documentation - Missing copies of K1's for all business reflected on 2013 tax returns (pg 657) - Cleared 01/30/2015 Lender Response: 01/30/2015: These entities are all limited partnerships in the energy industry in which the borrower has invested. There are 2012/2011 K-1s in the file that show nominal percentages of ownership from less than 1% to 3%. These are simply investment vehicles for the borrower and not actual operating businesses in which the borrower might have a substantial ownership interest. Please clear this condition. Issue Resolution: 01/30/2015: Audit reviewed the lender rebuttal and has determine that K1's for businesses with less than 25% ownership are not required. Condition cleared.   ; Missing VOR - This is an non-arms length transaction.  The seller cannot verify the buyers rental payment history.  Lender guidelines required a 12 month minimum rental payment history.  Please provide 12 months canceled checks. - Cleared 06/04/2015 Lender Response: 01/30/2015: Lender credit policy specifically states that rental history may be verified with EITHER a VOR or cancelled checks. There is no distinction made when the landlord is also the seller. Additionally, please consider that this borrower has all three credit scores over 800 and there is no indication in the file of the borrower's inability or unwillingness to meet debt obligations. Please clear this condition. Issue Resolution: 01/30/2015: Audit reviewed the lender rebuttal and has determine that the credit report reflecting VOR history is sufficient. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 05/21/2015 Issue Resolution: 01/29/2015: Received CDA Report supports $530,000.00, with 0.00% variance in value. Condition cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum 809 FICO; Reserves are higher than guideline minimum $208,420 excess reserves verified;
300005560	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing Documentation - Provide the Loan Approval, which was not found in file. Lender Credit Policy dated 09/08/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply. - Cleared 06/04/2015 Lender Response: 01/28/2015: Loan Approval Issue Resolution: 01/28/2015: Audit review of Loan Approval documentation submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 06/04/2015 Issue Resolution: 01/29/2015: Received CDA report, which reflects value of $1,385,000.00, with 0.00% variance. Condition cleared. 01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Servicing Disclosure Statement - Missing evidence Servicing Disclosure Statement was provided within 3 business days of initial application date of 09/12/2014. - Cleared 01/28/2015 Lender Response: 01/28/2015: Initial Servicing Disclosure  Issue Resolution: 01/28/2015: Audit review of Servicing Disclosure Statement dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - Missing evidence Affiliated Business Disclosure was provided within 3 business days of initial application date of 09/12/2014. - Cleared 01/28/2015 Lender Response: 01/28/2015: Affiliated Business Disclosure Issue Resolution: 01/28/2015: Audit review of Affiliated Business Disclosure dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared. ; Missing Initial Truth in Lending (Lender Disclosure) - Missing evidence Initial TIL was provided within 3 business days of initial application date of 09/12/2014. - Cleared 01/28/2015 Lender Response: 01/28/2015: Initial TIL Issue Resolution: 01/28/2015: Audit review of Initial TIL dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared.; ECOA Non-Compliant: Additional valuation documentation not provided to borrower. - Provide documentation to confirm the appraisal report was delivered to Borrower at least 3 business days prior to closing date.  Evidence of appraisal delivery was not found in file.  - Cleared 01/28/2015 Lender Response: 01/28/2015: Evidence of Appraisal Delivery and Appraisal Waiver Issue Resolution: 01/28/2015: Audit review of evidence of Appraisal Delivery and Appraisal Waiver documentation submitted is deemed acceptable, condition cleared.; Missing HUD Homeownership Organization Counseling Disclosure - Missing evidence HUD Homeownership Organization Counseling Disclosure was provided 3 business days of initial application date of 09/12/2014.  The disclosure tracking summary confirms delivery; however, a copy of the Homeownership Counseling disclosure was not found in file.  - Cleared 01/28/2015 Lender Response: 01/28/2015: Homeownership Counseling Notice Issue Resolution: 01/28/2015: Audit review of Homeownership Counseling Notice dated 09/16/2014 documentation submitted is deemed acceptable, condition cleared.;

300005559	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 06/04/2015 Issue Resolution: 01/29/2015: Received CDA report, which confirms value of $525,000.00, with 0.00% variance in value. Condition cleared. 01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing copy of title - The file did not contain the preliminary or final title. - Cleared 01/26/2015 Lender Response: 01/26/2015: uploading copy of final title policy Issue Resolution: 01/26/2015: Audit review of final title policy documentation submitted is deemed acceptable, condition cleared. ; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - Missing Initial TIL dated (per disclosure tracking sheet) 10/20/2014. The earliest TIL in the file is dated 11/06/2014. - Cleared 01/26/2015 Lender Response: 01/26/2015: initial TIL dated 10/20/2014 Issue Resolution: 01/26/2015: Audit review of initial TIL dated 10/20/2014 documentation submitted is deemed acceptable, condition cleared. ;

300005558	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 06/04/2015 Issue Resolution: 01/29/2015: Received CDA report, which reflects $630,000.00, with 0.00% variance in value. Condition cleared. 01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005557	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Provide the Loan Approval, which was not found in file. Lender Global Credit Policy dated 09/08/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.  - Cleared 06/04/2015 Lender Response: 02/02/2015: Loan Approval Issue Resolution: 02/02/2015: Audit review of Loan Approval documentation submitted is deemed acceptable, condition cleared. ; Missing HUD from sale of other property owned - The Lender Residential Credit Policy requires the lender to obtain a copy of the fully executed settlement statement to document and verify the net proceeds received from the sale of borrower's departing residence. Missing proof of sale of  with an outstanding loan amount of $298,447 with a monthly payment of $2898.00 as reflected on the borrower's credit report.  If this is not provided, this monthly obligation will cause the DTI to exceed guidelines and create an exception. - Cleared 06/04/2015 Lender Response: 02/02/2015: Hud from sale of departing residence. Issue Resolution: 02/02/2015: Audit review of signed Hud from sale of departing residence on 09/19/2014 reflects payoff , documentation submitted is deemed acceptable. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 02/09/2015 Lender Response: 02/09/2015: CDA Issue Resolution: 02/09/2015: A CDA report reflecting a value of $710,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Initial Escrow Account Disclosure - Please provide the Initial Escrow Account Disclosure which matches the escrow amounts as reflected on the final HUD-1. - Cleared 02/02/2015 Lender Response: 02/02/2015: Initial Escrow Account Disclosure. Issue Resolution: 02/02/2015: Audit review of Initial Escrow Account Disclosure with initial deposit of $1,401.52 matches HUD-1, documentation submitted is deemed acceptable.  Condition cleared. ; TIL Interest Rate and Payment Summary is inaccurate - The Final TIL reflects no escrow, which does not match the monthly escrow amount of $700.76 as reflected on the Final HUD-1. Please provide correct final TIL reflecting escrow. - Cleared 06/11/2015 Lender Response: 02/02/2015: Lender Response, Agree with Findings however,  the escrows are estimates only and do not affect the APR.   Review
review for exception.    Issue Resolution: 02/02/2015: Audit reviewed the lender rebuttal and has determine that the Initial Escrow Account Disclosure is sufficient evidence of escrows, condition cleared. ;

Reserves are higher than guideline minimum 84.30 months reserves > 12 months guideline requirement; LTV is lower than guideline maximum 63.38 % LTV < 80% LTV guideline requirement; FICO is higher than guideline minimum 780 FICO > 720 guideline requirement;

300005556	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $615,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005555	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Insufficient Reserves - The Lender Retail Credit Policy Guidelines dated 10/14/2014 require the borrower to retain reserves of 18 months for the subject property for a total of $105220.26, the borrower provided reserves of $93,622.89.  The borrower is short reserves by $11,597.37.  The lender's asset worksheet indicates the proceeds from the sale of the borrower's current residence to be $230,000.  The actual proceeds are $180,401. - Cleared 06/04/2015 Lender Response: 02/05/2014: See Hud-1, borrower received $51,000 in earnest money, plus the $180K in net proceeds. In a real estate transaction, earnest monies are held in escrow until closing and not given directly to the seller as a neutral party must hold the funds. Issue Resolution: 2/05/2014: Audit reviewed the lender rebuttal and has included the $51,000 EMD from previous sale of home, revised verified assets of $360,949.49 - $196,326.63(CTC, includes payoff p559) - $105,220.26 (reserves) - $20,000 (EMD) equals $39,402.60 remaining assets.  Assets are sufficient for reserves, condition cleared.; Missing Initial Application - Initial, executed application not provided in file, please provide. - Cleared 01/28/2015 Lender Response: 01/28/2015: Initial Signed application Issue Resolution: 01/28/2015: Audit review of initial signed application documentation submitted is deemed acceptable, condition cleared.

;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $1,036,500 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		Years in Field 10 years in field; Years in Primary Residence 3 years 10 months in primary residence;
300005554	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CC	CA	C	A	C	A	C	A	C	A
History of Late Payments - Borrower shows 7x30, 1x60 and 1x90+ with the most recent showing 08/14/14.  An LOE was not provided in the file. According to the guidelines , borrowers should have no revolving accounts 60 days or more past due over the last 12 months and  cannot  be  currently  past  due.    Multiple  30  day  lates  must  be  reviewed  carefully  and documented appropriately.  The rationale the Underwriter used to render the decision should be documented in the Loan Approval.  - Cleared 06/04/2015 Lender Response: 02/02/15: Please re-review credit report. The dates of the delinquencies are much older than indicated in your comments. The most recent late was in 2011 which is well beyond the period of time where Lender requires an explanation. Most of the lates occurred in 2008. All of the lates were on minor revolving accounts that have long ago been paid in full. Issue Resolution: 02/02/15: Audit reviewed the credit report and determined that the most recent revolving late occurred 12/2011 which was great than 24 months.  Lender Credit Policy dated 9/8/14 only requires a LOX if the lates were within 24 months.  Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was missing from the file. - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $645,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 40.16% compared to 43%; FICO is higher than guideline minimum 760 compared to 720.; Reserves are higher than guideline minimum 41 compared to 12+6 for OREO. ;
300005551	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - : A CDA Report was not provided. - Cleared 02/09/2015 Lender Response: 02/09/2015: CDA report Issue Resolution: 02/09/2015: A CDA report reflecting a value of $900,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005550	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $1,215,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005549	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $1,160,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005548	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Provide the Loan Approval, which was not found in file. Lender Global Credit Policy, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.
 - Cleared 06/04/2015 Lender Response: 01/29/2015: Loan Approval Issue Resolution: 01/30/2015:  Received Loan Approval, which confirmed QM & ATR requirements were met.  Condition cleared.  01/29/2015: Audit reviewed the lender rebuttal and has determine that the Loan Approval was not attached as a download to fulfill exception.  Condition remains. ; Excessive DTI - 44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50, Using 2013 Schedule E listing of companies (pg 1232): Company #9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013),Company #4  (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11 (-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership), Company#3 $1006.08, Company #7 $109.67, Company #2 $52.08, Company #10(-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79, Company #7 $230.25, Company #1  $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925) - Cleared 06/04/2015 Lender Response: 02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 . For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the aset account #2 listed on the final loan application dated 12/04/2014 a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%. Issue Resolution: 02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the Company #4 as listed on the final loan application dated 12/04/2014, YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared.; Missing Condo Review Documentation - Condo review documentation not provided in loan file. - Cleared 01/29/2015 Lender Response: 01/29/2015: Condo Project Status Report/Review Issue Resolution: 01/29/2015: Audit review of the Approved Condo Project Report documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the loan file. - Cleared 01/29/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/2015: A CDA report reflecting a value of $620,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Initial Truth in Lending (Lender Disclosure) - Initial TIL not provided in the loan file.  Unable to complete compliance review.  Additional conditions may apply. - Cleared 01/29/2015 Lender Response: 01/29/2015: Initial TIL Issue Resolution: 01/29/2015: Audit review of Initial TIL dated 10/30/2014 documentation submitted is deemed acceptable, condition cleared. ; Loan does not meet criteria for Qualified Mortgage - 44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50, companies as listed on the  2013 Schedule E: Company # 9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013), Company # 4 (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11(-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership), Company #3 $1006.08, Company # 8 $109.67, Company #2 $52.08, Company #10 (-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79, Company #7 $230.25, Company #1 $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925) - Cleared 06/04/2015 Lender Response: 02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 as listed on the 2013 Schedule E,. For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the asset #2 listed on the final loan application dated 12/4/2014, a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%. Issue Resolution: 02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the Company #4 YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared.; Debt to Income Ratio utilizing QM methodology exceeds 43% - 44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50,as listed on the 2013 Schedule E, Company 9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013), Company #4 (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11 (-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership),Company #3 $1006.08, Company #7 $109.67, Company #2  $52.08, Company #10 (-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79, Company #7 $230.25, Company #1 $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925) - Cleared 06/04/2015 Lender Response: 02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 as listed on the 2013 Schedule E. For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the 2nd asset account listed on the final loan application dated 12/04/2014a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%. Issue Resolution: 02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the  Company #4 YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared.; Ability to Repay Non-Compliant:  DTI is greater than guideline requirement when utilizing ATR qualifying methods - 44.60% DTI > 43% DTI permitted per guidelines.   Income used for B1:  Base $22,187.50,using the companies as listed on the 2013 Schedule E: Company  #9 $1495.33 (only using 2013 due to decline in income from 2012 to 2013), Company #4 (-$2545.25) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 27.78% ownership), Company #11 (-$1455.33) (using YTD P&L due to decline in income over 2012 & 2013.  Borrower has 33.33% ownership), Company #3 $1006.08, Company #7 $109.67, Company #2 $52.08, Company #10 (-$389.21) and Company #5 $44.25 =  Total Income Used to Qualify $20,505.13. (Lender Used $25,417.46) Income used for B2:  Base $11,925, Company #6 $199.79,Company #7 $230.25, Company #1 $21.75 = Total Income Used to Qualify $12,376.79.  (Lender Used $11,925) - Cleared 06/04/2015 Lender Response: 02/10/2015: On the P & L you will see that $200,000 is a draw. A draw is a distribution to the Partners so should not be considered an expense that we have to hit for. It should be a reduction off of the balance sheet instead of a reduction in income. Attached is a 2014 K-1 that was supplied showing that the year did not have a loss and verifies a distribution or draw of $61,113. There is also another way we should be able to get to below 43% DTI. I understand the methodology of the calculations you supplied but there is more income we could add for Company #9 as listed on the 2013 Schedule E. For Company #9 we could add back depreciation to 2013 income - $15,774 this totals $2,809. We could also add back dividend income. From the asset #2 listed on the final loan application dated 12/04/2014, a 24 month avg is $317. We could use it since the source of funds came from different accounts- sale of stock and draws from LLCs. Total income would increase to $34,512 resulting in DTI under 43%. Either one of these responses should get our DTI back under 43%. Issue Resolution: 02/10/2015: Audit has re-analyzed the income documents and determined that evidence of a $200,000 draw reflecting on the Company #4 as listed on the 2013 Schedule E, YTD P&L should have been a reduction off the balance sheet not income, total DTI is now within guides at 27.73%.  Condition cleared. ; Missing HUD Homeownership Organization Counseling Disclosure - HUD Homeownership Organization Counseling Disclosure dated within 3 days of initial application (10/28/14) not provided in loan file.   - Cleared 01/29/2015 Lender Response: 01/29/2015: Homeownership Counseling Disclosure Issue Resolution: 01/29/2015: Audit review of Homeownership Counseling Disclosure dated 10/30/2014 documentation submitted is deemed acceptable, condition cleared. ; TIL Interest Rate and Payment Summary is inaccurate -  Active;

Reserves are higher than guideline minimum 12 months required, borrower has 150 months; FICO is higher than guideline minimum minimum FICO required 720, borrower has 808; Years on Job 16 years with current employer;

300005545	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing asset documentation - Provide source of funds for the $5,000 deposit made to asset #1, as listed on the Final Application dated 12/01/2014, on 09/12/2014. Lender Global Credit Policy dated 10/14/2014 requires source of funds for deposits greater than 25% of the total monthly qualifying income. Documentation of funds are required, so the loan meets reserve requirements. - Cleared 06/04/2015 Issue Resolution: 2/10/15: Source of funds for the $5k deposit provided with a valid explanation. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $970,000 which is a 0% variance was provided. Condition Cleared.;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all lender fees charged on the HUD - Under fees that cannot increase on the HUD-1 - The GFE reflects Transfer Taxes as $0.00 vs actual fee of $15 charged on the HUD-1. The amount of restitution is $15.00 - Cured Post Close 05/21/2015 Issue Resolution: A lender credit of $15 found on line #204 of the HUD-1 is sufficient. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. ;

No Mortgage Lates 0 x 30 mortgage history > 96 months ; FICO is higher than guideline minimum 779 FICO vs 720 minimum required FICO; DTI is lower than guideline maximum 25.61% DTI vs 43.00% maximum DTI ;

300005540	3	1	D	B	D	A	D	B	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 01/30/2015 Issue Resolution: 01/30/15: CDA provided reflecting a value of $2,700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Under fees that cannot increase more than 10% on the Hud-1, the GFE reflects appraisal fees of $450.00 vs the actual fees of $775.00 charged on the HUD-1. The amount of restitution is $616.00. - Cured Post Close 05/21/2015 Issue Resolution: The Lender credit of $616., was found on line 201.  The RESPA cure was completed within 30 days of settlement.  Loan will be rated a Fitch "B";

300005539	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/29/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/2015: A CDA report reflecting a value of $640,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Documentation - Provide the loan approval, which was not found in file. Lender Global Credit Policy dated 09/08/2014, requires the loan approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.  - Cleared 06/11/2015 Lender Response: 01/29/2015: uploading copy of loan approval Issue Resolution: 01/29/2015: Audit review of loan approval documentation submitted is deemed acceptable, condition cleared. ;

Reserves are higher than guideline minimum 89 PITIA vs 12 months required. . ; DTI is lower than guideline maximum 39.25% vs 43.00% maximum DTI; FICO is higher than guideline minimum 795  vs 720 minimum required FICO ;

300005538	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Initial Application Not Signed and or Dated - Initial application is not signed by borrowers. Please provide borrower signed initial application. - Cleared 06/11/2015 Lender Response: 01/28/2015: uploading rebuttal, Lender guidelines require "an" executed 1003 to be in the file and a final executed 1003 was provided. We do not require that the initial 1003 be executed. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the initial application was taken by phone and dated by mortgage originator.  Rebuttal is acceptable, condition cleared. ; Missing verbal verification of employment - Verbal Verification of Employment in file is dated 10/24/14 for borrower and 10/28/14 for co-borrower with the Note dated 11/14/14 and loan funding 11/14/14.  Lender's Residential Credit Policy requires a verification of employment within 10 days of the note date for salaried employees.  Please provide VVOE's for both borrower's within 10 business days of 11/14/14. - Acknowledged 06/11/2015 Issue Resolution: 2/10/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows:122.50 months reserves, 788 FICO and 41.45% DTI.  The VVOE for both borrowers dated more than 10 days old  but less than 30 days is non-material to the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/29/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/2015: A CDA report reflecting a value of $780,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Special information booklet. - Provide documentation to confirm when the Special Information Booklet in file was delivered to the Borrower.  The Booklet in file is not dated.  - Cleared 01/28/2015 Lender Response: 01/28/2015:  Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared. ; Good Faith Estimate not provided within 3 business days of application date. - Provide the Good Faith Estimate dated within 3 business days of the application date.  The earliest GFE in file is dated 9/29/14. - Cleared 06/11/2015 Lender Response: 01/28/2015:  Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared. ; Servicing Disclosure Statement not provided within 3 business days of application date. - Provide the Servicing Disclosure Statement dated within 3 business days of the application date.  The Servicing Disclosure in file is dated 9/29/14. - Cleared 06/11/2015 Lender Response: 01/28/2015:  Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - Provide the Affiliated Business Disclosure dated within 3 business days of the application date.  The disclosure in file is dated 9/29/14.  - Cleared 06/11/2015 Lender Response: 01/28/2015: Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared. ; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - Provide an initial TIL dated within 3 business days of the application date.  The earliest TIL disclosure in file is dated 9/29/14. - Cleared 06/11/2015 Lender Response: 01/28/2015:  Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared. ; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - Provide the Notice of Right to Receive Appraisal dated within 3 business days of the application date.  The Notice of Right to Receive Appraisal disclosure in file is dated 9/29/14. - Cleared 06/11/2015 Lender Response: 01/28/2015:  Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared. ; HUD Homeownership Counseling Disclosure not provided within 3 days of application - Provide the HUD Homeownership Counseling Disclosure dated within 3 business days of the application date.  The Homeownership Counseling disclosure in file is dated 9/29/14. - Cleared 06/11/2015 Lender Response: 01/28/2015:  Property was a TBD until 9/29/2014 per Audit Trail provided below. Disclosures mailed 9/29/14. Issue Resolution: 01/28/2015: Audit reviewed the lender rebuttal and has determine that the property was a TBD until 9/29/2014 per Audit Trail documentation submitted and is deemed acceptable, condition cleared. ;

300005537	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CC	CB	C	B	C	B	C	B	C	B
Insufficient Reserves - The Correspondent Guidelines dated 4/21/2014 require the borrower to retain reserves of 12 months PITIA for the subject property, 6 months PITIA for borrower's primary residence and 6 months for the borrower's financed rental property for a total of $66,095.58. The borrower provided verification of only $60,391.37 in reserves.  The borrowers are short reserves by $554.40.   - Acknowledged 06/04/2015 Issue Resolution: Audit reviewed the loan file and has determined that $554.40 short in reserves does not affect the borrower's overall ability to repay the subject loan. Compensating Factors noted are Borrower's own primary residence 8 years; no mortgage lates since 6/2005; Fico score of 783.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $665,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		No Mortgage Lates No mortgage Lates in 84 months reviewed ; Years in Primary Residence 8 years in primary residence ; FICO is higher than guideline minimum Fico 783 > 720 guideline minimum ;
300005536	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Evidence of Taxes and Insurance  - Provide hazard insurance declaration page supporting insurance costs of $586.37/month, and tax documentation to confirm payment of $109.23/month used on loan transmittal summary in file.  A review of insurance in file only found the blanket policy.  Taxes could not be confirmed, only monthly maintenance fee of $1,725./month.
 - Cleared 01/29/2015 Lender Response: 01/29/2015: The two amounts in question are NOT RE taxes or insurance. The subject property is a Co-Op and RE taxes and insurance are both included in the monthly maintenance fee. Co-Ops sometimes have expiring real estate tax abatements and year end losses on financials that we have to account for to mitigage the risk of future increases in the monthly maintenance fee. The $109.23 is the amount used to account for potential future expiration of real estate tax abatement. The $586.37 is to account for borrower's share of year end financial losses experienced by the project. Please clear this condition. Issue Resolution: 01/29/2015: Audit reviewed the lender rebuttal and has determine that the methodology utilized, with regards to the Co-Op, is acceptable.  Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/29/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/2015: A CDA report reflecting a value of $850,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
ECOA Non-Compliant: Additional valuation documentation not provided to borrower. - Provide documentation confirming delivery of appraisal to Borrower at least 3 business days of closing date or at closing if Waiver of Notice was signed by the Borrower.  Evidence supporting proof of delivery was not found in file.  - Cleared 01/26/2015 Lender Response: 01/26/2015: uploading executed copy of borrower's appraisal/valuation acknowledgment Issue Resolution: 01/26/2015: Audit reviewed the lender rebuttal and has determine that the copy of borrower's appraisal/valuation acknowledgment dated 11/03/2014 submitted is deemed acceptable, condition cleared. ; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - Provide the ECOA/Notice of right to receive appraisal or waiver dated within 3 business day of the application date of 08/06/2014. The Notice of right to receive appraisal was dated 11/03/2014. - Cleared 01/26/2015 Lender Response: 01/26/2015: uploading Notice of Right to Receive copy of Appraisal dated 8/8/14 Issue Resolution: 01/26/2015: Audit reviewed the lender rebuttal and has determine that the copy of borrower's Notice of Right to Receive copy of Appraisal dated 8/8/14 submitted is deemed acceptable, condition cleared.; Missing HUD Homeownership Organization Counseling Disclosure - Provide the HUD Homeownership organization disclosure dated within 3 business days of the application date of 08/06/2014.  The Homeownership disclosure was not found in file.   - Cleared 01/26/2015 Lender Response: 01/26/2015: uploading Homeownership Disclosure Issue Resolution: 01/26/2015: Audit reviewed the lender rebuttal and has determine that the copy of the HUD Homeownership organization disclosure dated 08/06/2014 submitted is deemed acceptable, condition cleared.;
																																																				Reserves are higher than guideline minimum 28 months PITIA reserves vs 12 months; Years on Job 12 years with current employer. ; FICO is higher than guideline minimum 818 FICO vs 720 minimum required;
300005533	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Failure to Obtain Required Documentation - Provide HELOC to support withdrawal of $100,000.00 on retained property listed on REO of loan application dated 09/05/2014. The HELOC agreement is needed to support source of funds documentation and verification of PITIA.  - Cleared 06/04/2015 Lender Response: 02/03/2015: Provided Credit supplement with new balance as of Oct 15 as evidence of $100k draw from HELOC. Also provided Bank statement listed on loan application dated 09/05/2014. see trans description Issue Resolution: 02/03/2015: Audit review of HELOC evidence of the $100,000.00 withdrawal documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - The CDA report was not provided for the file. - Cleared 01/30/2015 Issue Resolution: 01/30/15: CDA provided reflecting a value of $960,000 which is a 2.1% variance. Variance within acceptable tolerance. Condition Cleared.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Missing Affiliated Business Disclosure - The Affiliated Business Disclosure was not provided for the file. Please provide a fully executed Affiliated Business disclosure dated within three days of origination.  If no affiliates, please provide an attestation letter stating the same. - Cleared 01/28/2015 Lender Response: 01/28/2015: Uploading a copy of the Correspondent Initial Loan Submission Checklist - please note page 2 item 4 indicates the correspondent does not have any business affiliations Issue Resolution: 01/28/2015: Audit review of initial Loan Submission Checklist page 2 item 4 which indicates the correspondent does not have any business affiliations documentation submitted is deemed acceptable, condition cleared.

;
																																																				DTI is lower than guideline maximum 35.39% < 43%. maximum DTI; LTV is lower than guideline maximum 58.67% LTV vs. 80.00% maximum LTV; Years on Job Borrowers employed at same company for 13 years.;
300005531	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing hazard insurance declaration - Missing current Insurance Declaration page for Borrower's departing property, as it expired 6/25/2013 and is not current.  - Cleared 06/04/2015 Lender Response: 02/03/2015: Uploading Hazard Policy for departing property Issue Resolution: 02/03/2015: Audit review of Hazard Policy for departing property.Doc Submitted is deemed acceptable, condition cleared. ; Missing income documentation - Confirmation of Borrowers percentage of ownership   K1's in file (pg 163 & 169) state the percentage of ownership is various.  Additional conditions may apply depending on percentage of ownership - Cleared 06/04/2015 Lender Response: 02/13/2015: Response: Lender Underwriter originally excluded income from K1 in file (page 163 & 169) from further analysis and documentation due to overall positive income (interest + net rental) and this income was not needed and therefore not used in the debt to income ratios. In response to file audit, Lender has received confirmation that borrower owns less than 25% of company in question. This is supported by the SEC document, Notice of Offering of Securities Made without Registration obtained online at sec.gov. Document verifies an equity offering and sales of the same amount. From Borrower’s 2013 K-1, his equity (capital) is less than 25% ownership in this investment. Additionally, the SEC filing does not list Borrower as one of the executives, presidents, directors, or managing members. Borrower’s participation in company is limited only to his initial investment and he has no active role in the operations or management. Borrower has less than 25% ownership of this company and documentation is considered complete.  02/03/2015: Client provided 2013/2012 K-1's. Overall income is positive. The income is not needed to qualify and therefore Lender guidelines allow for no further required documentation. Ownership percentage is not needed/required. Issue Resolution:
02/13/2015: Audit reviewed the lender rebuttal and processor cert.  Audit also reviewed the state Corporations Division and does not feel as though the borrower has > 25% ownership with this company.  Condition cleared. 02/03/2015: Audit reviewed the lender rebuttal and has determined that the percentage of ownership of company in question is required to determine if the borrower has 25% or more ownership.  While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore the percentage of ownership is required to determine whether or not a P&L and Balance Sheet are required for the company.  Condition remains.
; Missing asset documentation - Source of funds for large deposit on 8/21/14 for $1,033,821.35 into bank account listed on loan application. Large deposit states from employer, however no supporting documentation provided.  (ie..401K loan, bonus) - Cleared 06/04/2015 Lender Response: 02/03/2015: Uploaded August 21 paystub with proof that $2.418MM was sourced.  Issue Resolution: 02/03/2015: Audit review of August 21 paystub with $2.418MM sourced, documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the loan file. - Cleared 01/30/2015 Issue Resolution: 1/30/15 CDA provided reflecting reconciled value of $780,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
Reserves are higher than guideline minimum Guidelines require a minimum of 12 months reserves, borrower has 194 months; FICO is higher than guideline minimum Guidelines require minimum 720, borrower has 788; DTI is lower than guideline maximum Guidelines maximum DTI is 43%, borrower is at 35.42%;

300005529	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the loan file. - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $760,000 which is a 1.3% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300005526	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided... - Cleared 01/30/2015 Lender Response: 01/30/2015: CDA Issue Resolution: 01/30/2015: A CDA report reflecting a value of $880,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
Missing HUD Homeownership Organization Counseling Disclosure - Please provide the HUD Homeownership Counseling Disclosure. - Cleared 01/30/2015 Lender Response: 01/30/2015: uploading copy of Due Diligence Response - loan originated "before" the Homeownership Organization Counseling Disclosure
01/27/2015: uploading letter from lender regarding Counseling Disclosure Issue Resolution: 01/30/2015: Reanalyzed the app date and determined it to be 10/03/2013, so HUD counseling disclosure would not be required. Condition cleared.
01/30/2015: Audit reviewed the lender rebuttal and has determine that the HUD Homeownership Counseling Disclosure requirement came into effect on 01/10/2014 and the requested document was unable to be provided, the loan will be graded a B.  Condition cleared.
01/27/2015: Audit reviewed the lender rebuttal and requires a copy of the "temporary disclosure" mentioned, as we are unable to locate said documentation within the package.  Condition remains.;

300005525	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing evidence of flood insurance -  Active; Missing verbal verification of employment - Verbal Verification of Employment in file is dated 11/21/2104 with the Note dated 09/19/2014 and loan funding 09/19/2014.  No Verbal Verification in file that was performed prior to loan closing. - Acknowledged 02/05/2015 Issue Resolution: 02/05/2015: Audit acknowledges that the a verbal verification of employment is outside of guides, per guidelines a VVOE must be completed within 10 business days of the Note date for all business channels, however a VVOE was provided post-close 11/21/2014.  (Subject Note date was 09/19/2014 and disbursement date was 09/19/2014). Post-close VOE does not affect the overall ability to repay the subject loan. Compensating factors noted are: DTI of 34.92%, FICO of 788 and 15 years with same employer. Loan will be graded a B.   ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A
570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 06/04/2015 Issue Resolution: 1/29/15 CDA provided reflecting reconciled value of $827,000 or 0% variance. Condition cleared.  Please note: the property has 2 addresses per the appraiser’s comments on pg 89.  The address appearing on the NOTE is different than the appraisal and CDA.  All the legal descriptions coincide with each other.  USPS recognizes the first one (note address), the second address is a new street.  The subject and all the properties in the subject's complex are listed on the MLS as on the Note, but the Tax Record shows New address. ;
																																							1	1	RA	RA	A	A	A	A	A	A	A	A	Originator employment with Origination Company from application does not match NMLS result - Active; TIL Interest Rate and Payment Summary is inaccurate - Active;	No Rental Lates No Rental lates ; Years on Job 15 yeas with same employer ; FICO is higher than guideline minimum FICO 788;
300005524	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing appraisal - Lender credit policy 10/14/2014 requires a complete appraisal with an original signature and all addendums to comply with secondary market guidelines. The original appraisal in the loan file is missing pictures of the kitchen, all bathrooms and the main living area. Please provide photos. - Cleared 06/11/2015 Lender Response: 01/29/2015: Please note that at the time of the original appraisal, the subject property was under construction. As such, interior photos were not available. It is perfectly acceptable to obtain the interior photos at final inspection and that is exactly what took place. The final inspection is in the file but I am attaching it here as well. Issue Resolution: 01/29/2015: Audit review of Appraisal Update and/or Completion Report includes interior photos of the rooms and documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	302 - Appraisal - Other - CDA provided reflecting no value. Field Review required. Additional conditions may apply. - Cleared 02/12/2015 Issue Resolution: 02/12/15: Field Review provided in lieu of CDA reflecting a value of $895,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. ; 570 - Review Appraisal Missing - Missing CDA report in the loan file. - Cleared 06/11/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/15: CDA provided reflecting no value. Field Review required. Additional condition applies. ;	3	1	RD	RA	D	A	D	A	D	A	D	A
Finance Charge Under Disclosed - Review of the TIL itemization confirms the Lender did not include Loan Origination fee of $1,203.00, Tax Service Fee of $74.00, Settlement Review Fee of $400.00, Processing fee of $425.00 and Flood life of loan fee of $13.00.     - Cleared 02/04/2015 Lender Response: 02/04/2015: uploading due diligence response  Issue Resolution: 02/04/2015: Audit has re-analyzed the loan documents and determined that a $7,500 credit per Purchase Contract page 4 was to be applied towards Mortgage Discount, Closing costs and Financed related fees. Loan is no longer under disclosed, condition cleared.; Failure to Obtain Final HUD-1 - Addendum to HUD-1 not provided breaking down the fees for line 1101 totaling $2,818.40. HUD-1 only verifies $1,924.40 in fees, there is a difference of $795.00 that is not accounted for.  Unable to complete compliance review. Upon receipt and review, additional conditions may apply. - Cleared 02/04/2015 Lender Response: 02/04/2015: HUD-1 Addendum Issue Resolution: 02/04/2015: Audit review of HUD-1 Addendum, totaling fees of $2,818.40, documentation submitted is deemed acceptable. Condition cleared.;

300005523	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 02/09/2015 Lender Response: 02/09/2015: CDA Issue Resolution: 02/09/2015: A CDA report reflecting a value of $1,568,700 which is a -6.3% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Special information booklet. - Provide evidence Special Information Booklet provided to borrower with 3 days of the application date of 10/06/14. The file did not contain the actual document and the initial disclosure cover letter does not contain a list of documents sent to the borrower.  - Cleared 01/30/2015 Issue Resolution: 1/30/2015: Initial disclosure cover letter dated 10/06/2014 was provided to indicate the special information booklet was provided to the borrower within 3 business days of application. Condition cleared. ; Final HUD not provided – unable to complete Compliance Review - Failure to provide HUD-1 addendum page 2 showing the breakdown of $624 listed on line 1109 of the final HUD. - Cleared 01/30/2015 Issue Resolution: 01/30/2015: Received HUD Addendum, fees remain within tolerance.  Condition cleared. ;

300005518	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing verbal verification of employment - Verbal Verification of Employment in file is dated 10/23/14 and 12/1/14 for borrower and 12/1/14 for co-borrower with the Note dated 11/7/14 and loan funding 11/13/14.  No Verbal Verification in file that was performed within 10 days prior to loan closing. - Acknowledged 02/05/2015 Issue Resolution: 02/05/2015: Audit acknowledges that the a verbal verification of employment is outside of guides, per guidelines a VVOE must be completed within 10 business days of the Note date for all business channels, however a VVOE was provided for borrower on 10/23/2014 and post-close 12/01/2014 and co-borrower post-close 12/01/2014.  (Subject Note date was 11/07/2014 and disbursement date was 11/13/2014). Post-close VOE does not affect the overall ability to repay the subject loan. Compensating factors noted are: LTV of 74.15%, FICO of 766 and 0x30 mortgage lates. Loan will be graded a B.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/30/2015 Issue Resolution: 1/30/15 CDA provided reflecting reconciled value of $820,000 or 0% variance. Condition cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum 766 > 720 minimum; CLTV is lower than guideline maximum 74.15% < 80% maximum; No Mortgage Lates 0x30;
300005515	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
DTI Exceeds Guidelines - DTI of 79.46% > 43.00% maximum DTI. The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after closing.  There was no evidence of a DTI exception found in the loan file. - Cleared 06/04/2015 Lender Response: 02/04/2015: The HUD-1 from sale of departure residence was provided prior to Lender funding the loan purchase from the correspondent lender. Correspondent provided verification that this was a cash purchase with no finance contingencies. Issue Resolution: 02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared. ; Missing Documentation - Provide the following asset statements, which were not found in file: 1) Pages 1-29 of asset statement, for 9/1/-9/30/2014.  2) All pages of 8/1-8/31/2014 Asset Statement, which was not provided.  Statements were used to support assets to close and reserves.  Lender Credit Policy dated 10/14/2014 requires funds to be verified with 2 months consecutive month’s bank statements. A 60 day history was not provided. - Cleared 06/04/2015 Lender Response: 02/04/2015: All pages of the account were provided. Issue Resolution: 02/04/2015: Audit reviewed the lender rebuttal and has verified that the Asset Account on page 1-29 is  a sub-account of the same investment firm,  in which all pages are included, as well as 2 months consecutive months bank statements.  Condition cleared.; Missing asset documentation - Provide the following documentation to support sale of Borrower's personal assets: 1) Copy of sale agreement/contract for vehicle sale. 2) Evidence of asset value by an independent source. 3) Vehicle registration or auto insurance policy to confirm evidence of ownership.  Lender Credit Policy dated 10/14/2014 required supporting documentation to support a sale of personal assets.  The documentation was not found in file.

  - Cleared 06/04/2015 Lender Response: 02/04/2015: For large deposits, Lender will ask for a satisfactory explanation and in some cases, obtain a satisfactory paper trail. Both of these items have been provided. Nothing further is required unless red flags are present or underwriter is suspicious of the documents provided. Borrower is a high net worth individual and sale of luxury automobile presented no unusual circumstances that required additional documentation Issue Resolution: 02/04/2015: Audit reviewed the lender rebuttal and has determined that a copy of the cancelled check was provided for the sale of the car.  Condition cleared.; Missing Note - Provide copy of margin loan Note of $700,000., from asset account and evidence of transfer to Borrower accounts or closing agent to confirm Borrower received assets at time of closing.  The initial loan documents indicated the Borrower was selling his departing residence prior to subject closing.  The final HUD from the departing residence is dated 11/15/2014, the loan closed 10/31/2014. Upon receipt and review, additional conditions may apply. - Cleared 06/04/2015 Lender Response: 02/04/2015: The Asset Account is a loan management account and is a sub-account of a different account number. On page 181 of the statement, the available credit is $962,080. This is available to use and is secured by the assets. Therefore, no note was obtained. The loan was paid back immediately with the proceeds from the sale of departure residence. Issue Resolution: 04/2015: Audit reviewed the lender rebuttal and has verified that the Asset Account loan management account, a sub-account, does reflect available credit of $962,080. Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 01/29/2015 Issue Resolution: 1/29/15 CDA provided reflecting reconciled value of $1,250,000 or 0% variance. Condition cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 Business days prior to loan closed date – MDIA violation - The re-disclosed TIL was dated 10/30/2014, the loan closed 10/31/2014.  A review of the file found no evidence that the Borrower received the re-disclosed initial TIL prior to closing.  - Cleared 06/04/2015 Lender Response: 02/04/2015: Lender response for MDIA issue Issue Resolution: 02/04/2015: Audit has reviewed the APR on the initial and final TIL's and has determined that the APR did not increase more than 0.125%, therefore re-disclosure is not required.  Condition cleared.; Debt to Income Ratio utilizing QM methodology exceeds 43% - DTI of 79.46% > 43.00% maximum DTI. The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after closing.  There was no evidence of a DTI exception found in the loan file.  - Cleared 02/04/2015 Issue Resolution: 02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
; Ability to Repay Non-Compliant:  DTI is greater than guideline requirement when utilizing ATR qualifying methods - DTI of 79.46% > 43.00% maximum DTI. The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after closing.  There was no evidence of a DTI exception found in the loan file.  - Cleared 02/04/2015 Issue Resolution: 02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
; Ability to Repay Non-Compliant:  Lender did not include all recurring monthly debt payments in qualification of the borrower(s) - The loan was submitted subject to sale of the departing residence.  The final HUD-1 from the departed residence and a notation in file confirms the property sold after subject closing.  PITIA payment of $6,623./month was not included in debt ratios at time of closing.  DTI of 79.46% > 43.00% maximum DTI. - Cleared 02/04/2015 Issue Resolution: 02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
; Ability to Repay Non-Compliant:  Reserves are less than guideline requirement when utilizing ATR qualifying methods - Provide copy of margin loan Note of $700,000., from brokerage account and evidence of transfer to Borrower accounts or closing agent to confirm Borrower received assets at time of closing.  The initial loan documents indicated the Borrower was selling his departing residence prior to subject closing.  The final HUD from the departing residence is dated 11/15/2014, the loan closed 10/31/2014.  Based on documentation in file, the Borrower had total assets of $497,068.21 at time of closing, which did not meet funds to close or reserve requirements. Upon receipt and review, additional conditions may apply.  - Cleared 06/11/2015 Issue Resolution: 02/04/2015: Audit has re-analyzed the loan documents and determined that the Sale Contract on the departing address was accepted on 10/14/2014 as a cash transaction.  Final signed HUD-1 dated 11/14/2014 was provided reflecting net proceeds of $782,072.98.  Per Credit Policy dated 10/14/2014, the current residence PITIA is not required to be used in qualifying the borrower as long as 6 months PITIA for the pending sale property is documented in addition to the standard reserve requirements for the subject loan, and the executed sales contract is provided and can be used to confirm that any financing contingencies have been cleared.  DTI 35.18%. Conditions have been met, condition cleared.
;
																																																				FICO is higher than guideline minimum 785 FICO vs 720 minimum required FICO ; Years in Primary Residence 10 Years in primary residence ; No Mortgage Lates 0 x 30 over 99 months ;
300005514	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing verbal verification of employment - Provide Verbal Verification of Employment dated within 10 business days of Note date. The VVOE in file is dated 12/02/2014, which is after the Note date of 11/20/2014. - Cleared 02/04/2015 Issue Resolution: 2/4/15: VOE provided dated 11/19/2014 which was 1 day prior to the note date. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report is missing from the loan file. - Cleared 02/09/2015 Lender Response: 02/09/2015: CDA Issue Resolution: 02/09/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Missing Affiliated Business Disclosure - The Affiliated Business Disclosure is missing from the loan file.  - Cleared 01/30/2015 Issue Resolution: 01/30/2015: Received Lender certification confirming no business affiliation.  Condition cleared. ;

300005512	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CC	CA	C	A	C	A	C	A	C	A	Document Error - APN# is not listed on the final title policy. - Cleared 01/30/2015 Lender Response: 01/30/2015: Please see email from title company stating the do not insure or include the APN on the title policy, they only insure the legal description Issue Resolution: 01/30/2015: Audit reviewed the lender rebuttal and has determine that the legal description is used to attach the mortgage to the property not the APN. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 02/09/2015 Lender Response: 02/09/2015: Appraisal review Issue Resolution: 02/09/2015: A CDA report reflecting a value of $1,050,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Documentation - Provide the Lender Underwriting Approval, which was not found in file. Lender Credit Policy dated 10/14/2014, requires the Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.  - Cleared 06/04/2015 Lender Response: 01/30/2015: Lender Underwriting Approval Issue Resolution: 01/30/2015: Audit review of Lender Underwriting Approval submitted is deemed acceptable, condition cleared.

;

300005511	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Document Error - The following documents in file have an incorrect city name: 1.) The flood certificate has the city name that does not match the Note, Mortgage, and Appraisal. 2.) The credit report has a different city. Neither the Flood Certificate nor the credit report was updated. - Cleared 06/04/2015 Lender Response: 02/06/2015: Subject property address zip code also covers other cities within the county,  hence the confusion. Uploading document from county website confirming subject location. Also uploading USPS document that verifies subject property full address. USPS site also accepts city name for the subject property address. Either city name is acceptable and presents no additional risk. Lender is comfortable presenting loan with existing credit report and loan file at 17% DTI, 75% LTV, 798 FICO.  Issue Resolution: 02/02/2015: corrected flood cert uploaded reflecting subject property city name. 02/02/2015: Audit review of Flood Certificate documentation submitted is deemed acceptable, however corrected credit report was not provided and is still required.  Condition remains.02/06/2015:Audit reviewed the lender rebuttal and has determine that the lender did their due diligence in affirming the city name, documentation provided includes a map with the zip covering parts of city.  Sufficient evidence that either city is acceptable for that zip code.  Condition cleared.  ; Missing income documentation - Missing 2013 and 2012 IRS transcripts for borrower’s business.  Lender credit policy dated 10/14/2014 requires transcripts for business if over 25% ownership. - Cleared 06/04/2015 Lender Response: 2/4/15: Business transcripts are not required for pass through entities. this is a partnership; a pass through entity. income is verified on the personal transcripts. Issue Resolution: 2/4/15: Audit reviewed the lender rebuttal and guidelines and determined that business transcripts are only required when a borrower owns a C-Corp which the borrower does not.  Condition cleared. ; Cash reserves are less than required - A review of Borrower assets confirmed funds of 312,305.83 ($60,961.15 liquid, plus $251,344.68 in retirement funds).  The final HUD-1 confirmed $54,661.51 cash needed to close.  The loan required reserves of 12 months liquid assets.  Liquid assets were short by 12 months.   - Acknowledged 05/26/2015 Issue Resolution: Audit reviewed the loan file and the shortage of reserves do not affect the overall ability to repay the subject loan.  Compensating factors are 754 FICO, 29 months PITIA reserves in retirement assets, 74.26% LTV/CLTV, 15 years employment with same employer, 7 years in primary residence. ; Missing 4506-T - Missing initial and final, executed 4506-T for borrower's business.  Lender credit policy dated 10/14/2014 a 45506-T at application and closing. - Cleared 06/04/2015 Lender Response: 2/4/15: 4506-T is not required for partnerships and s-corps. Only for C-corporations. We pull transcripts for personal returns because partnership income passes through.  Issue Resolution: 2/4/15: Audit reviewed the lender rebuttal and guidelines and determined that business transcripts are only required when a borrower owns a C-Corp which the borrower does not.  Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - The CDA report was not provided. - Cleared 02/09/2015 Lender Response: 02/09/2015: Appraisal review Issue Resolution: 02/09/2015: A CDA report reflecting a value of $2,020,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
Current Mortgage Payment is lower than previous payment Mortgage payment will be lowered by $1,000.00; FICO is higher than guideline minimum 754 FICO; No Mortgage Lates 37 months reviewed with good repayment history; DTI is lower than guideline maximum 28.91% DTI; Years Self Employed 15 years of self employment;

300005509	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CC	CB	C	B	C	B	C	B	C	B
Underwriting Guidelines Breach - Credit Policy dated 08/11/2014 requires a 720 FICO to allow an escrow waiver. The borrower’s FICO is 704 and escrows were waived. - Acknowledged 06/04/2015 Lender Response: 02/05/2015: Response: Favorable loan characteristics such as low DTI at 31.98%, 33 months reserves, and great mortgage repayment history were sufficient for underwriter to allow waiver of escrows. Issue Resolution: 02/05/2015: Audit acknowledges that the borrower's FICO of 704 is outside of guides to waive escrows, per Credit Policy dated 08/11/2014 a 720 FICO is required to allow an escrow waiver.  Waiving the escrows does not affect the overall ability to repay the subject loan. Compensating factors noted are: DTI of 31.98%, self-employed for 13 yrs and 0x84 mortgage lates. Loan will be graded a B.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - The CDA report was not provided. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/15: CDA provided reflecting a value of $840,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 02/10/2015: Audit reviewed the lender rebuttal and has determine that the Appraisal Review was not attached as a download. Condition remains.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Missing Affiliated Business Disclosure - Please provide the origination fully executed Affiliated Business disclosure. If there are no Affiliations, please provide an attestation letter stating the same. - Cleared 01/30/2015 Issue Resolution: 01/30/2015: Received Lender certification confirming no business affiliation.  Condition cleared.
;

No Mortgage Lates Borrowers oldest mortgage history was 84 months with no lates.; Years Self Employed Borrowers have been self employed 13.50 and 14 years.; DTI is lower than guideline maximum Maximum DTI is 43% and the subject DTI is 31.98%;

300005504	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/29/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/2015: A CDA report reflecting a value of $1,025,000 which is a 0% variance was provided. Condition Cleared.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Missing Special information booklet. - Evidence borrower received Special Information Booklet not provided in file - Cleared 01/29/2015 Lender Response: 01/29/2015: Uploaded correspondent letter dated 10-6-14 regarding the HUD Buying your Home Settlement Costs & Helpful Information Booklet. Letter was acknowledged by the borrower Issue Resolution: 01/29/2015: Audit review of correspondent letter dated 10-6-14 regarding the HUD Buying your Home Settlement Costs & Helpful Information Booklet documentation submitted is deemed acceptable, condition cleared. ;

300005498	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing Documentation - Provide the Lender loan approval, which was not found in file. Lneder Credit Policy dated 10/20/2014, requires the Lender Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.  - Cleared 06/04/2015 Lender Response: 1/29/2015 Uploading a copy of loan approval Issue Resolution: 1/30/2015  Audit review of Lender Loan Approval documentation submitted is deemed acceptable, condition cleared.; Ineligible Transaction - Per guidelines, maximum acres permitted is 10.   - Acknowledged 05/26/2015 Issue Resolution: Audit reviewed the loan file and the increase in acreage does not affect the overall ability to repay the subject loan. Compensating factors noted is that the subject property acreage is common to the area and comparable properties are available for comparison, as reflected in the appraisal.   Borrowers have an 810 FICO, low DTI 25.80% and present mortgage reviewed for 84 months with no lates. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/2015: A CDA report reflecting a value of $600,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 25.80% < 43.00% Guidelines DTI ; Years in Primary Residence 13 years in primary residence; FICO is higher than guideline minimum 810 FICO > 720 Guidelines;
300005495	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 06/04/2015 Lender Response: 02/12/2015: Appraisal review 02/10/2015: Appraisal review Issue Resolution: 02/12/2015: A CDA report reflecting a value of $995,000 which is a 0% variance was provided. Audit confirmed property address. Condition Cleared. 02/10/2015: A CDA report provided reflecting a different address than the Note address. Condition remains. ;	3	1	RC	RA	C	A	C	A	C	A	C	A
Affiliated Business Disclosure not provided within 3 business days of application date. - Affiliate Business Disclosure in file is dated 11/06/2014 initial application date of 10/15/2014. Please provided initial Affiliate Business Disclosure. - Cleared 02/03/2015 Lender Response: 02/03/2015: ABD is dated 10/16 Issue Resolution: 02/03/2015: Audit review of Affiliate Business Disclosure dated 10/16/2014 documentation submitted is deemed acceptable, condition cleared.
01/30/2015: Please provide Affiliated Business Disclosure to support application date of 10/15/2014.  The Affiliated Business Disclosure received is  not dated. Condition remains. ; Missing HUD Homeownership Organization Counseling Disclosure - Provide HUD Homeownership Organization Counseling Disclosure dated within 3 business day of the application date of 10/15/2014. The Homeownership Disclosure was not provided in file.
 - Cleared 01/30/2015 Issue Resolution: 01/30/2015: Received Homeownership Counseling Disclosure dated 10/16/2014. Condition cleared. ;

300005489	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 01/29/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/2015: A CDA report reflecting a value of $922,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Servicing Disclosure Statement - Provide Servicing Disclosure Statement dated within 3 business days of the application date of 11/03/2014.  The Servicing Disclosure Statement disclosure was not found in file.  - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading dd response with audit trail along with initial package Issue Resolution: 01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the Servicing Transfer Disclosure Statement submitted is deemed acceptable, condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - Provide Affiliated Business Disclosure dated within 3 business days of the application date of 11/03/2014.  The Affiliated Business Disclosure in  file is dated 11/17/2014 and the original application date is 08/01/2014. - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading dd response and audit trail along with copy of app package Issue Resolution: 01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the Affiliated Business Disclosure submitted is deemed acceptable, condition cleared.; Missing Initial Truth in Lending (Lender Disclosure) - Provide Initial Truth in Lending dated within 3 business days of the application date of 11/03/2014.  The TIL disclosure was not found in file.  - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading dd response with audit trail and app package Issue Resolution: 01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the Initial Truth in Lending submitted is deemed acceptable, condition cleared. ; Missing HUD Homeownership Organization Counseling Disclosure - Provide HUD Homeownership Organization Counseling Disclosure dated within 3 business days of the application date of 11/03/2014.  The Homeownership disclosure was not found in file.  - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading dd response and audit trail along with copy of app package Issue Resolution: 01/29/2015: Audit review of audit trail along with initial disclosure package dated 11/03/2014 documentation that includes the HUD Homeownership Organization Counseling Disclosure submitted is deemed acceptable, condition cleared.;

300005486	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Provide the Lender Loan Approval, which was not found in file. Lender Credit Policy dated 10/20/2014, requires the Lender Loan Approval  to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply - Cleared 06/04/2015 Lender Response: 01/29/2015: uploading copy of Lender Loan Approval for review Issue Resolution: 01/29/2015: Audit review of Lender Loan Approval documentation submitted is deemed acceptable, condition cleared. ; Missing copy of title - The preliminary title report in the file does not show the amount of coverage for the subject property. - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading final title policy Issue Resolution: 01/29/2015: Audit review of final title policy documentation submitted is deemed acceptable, condition cleared. ; Missing Evidence of Taxes and Insurance  - The file is missing copies of the insurance declaration page and taxes for the property listed on the REO of loan application dated 11/04/2014. Lenderk guidelines dated 10/20/14 require the minimum  documentation to correctly verify the full  PITIA* payment should be obtained from legitimate sources, such as; current monthly mortgage statement, copies of  Homeowners insurance policies, copy of recent tax bill, web search to taxing authority, copy of mortgage note, etc. - Cleared 06/04/2015 Lender Response: 01/29/2015: copy of mtg statement provided reflecting escrow for taxes and insurance Issue Resolution: 01/29/2015: Audit review Mortgage Statement documentation submitted, which reflects escrows (tax and insurance), is deemed acceptable. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 01/29/2015 Lender Response: 01/29/2015: CDA Issue Resolution: 01/29/2015: A CDA report reflecting a value of $1,180,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	B	D	A	D	A
FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided - File is missing the Notice to Home Loan Applicant & Consumer Score Disclosure.  - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading disclosure Issue Resolution: 01/29/2015: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable, condition cleared. ; Document Error - Mortgage Transaction Date 11/21/2014 and Final TIL is dated 11/19/2014.  - Cleared 01/29/2015 Lender Response: 01/29/2015: Uploading copy of recorded mortgage as the security instrument is dated November 19, 2014 Issue Resolution: 01/29/2015: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.; Missing Initial Truth in Lending (Lender Disclosure) - Provide initial TIL dated within 3 business day of the application date of 11/04/2014.  A review of the file only contains the final TIL dated 11/19/14.   - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading dd response with audit trail (TBD until 11/4/14) and copy of initial TIL Issue Resolution: 01/29/2015: Audit review of audit trail and initial TIL dated 11/04/2014 documentation submitted is deemed acceptable, condition cleared. ; Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Under fees that cannot increase on the HUD-1 by more than 10%, the GFE reflects the following charges: Home Inspection fee of $0.00 on the GFE vs actual fee charged of $475.00, Credit Report fee of $18.20 on the GFE vs. actual fee charged of $48.00, Government recording fees of $105.00 on the GFE vs. actual fee charged of $150.00 on the HUD-1. The amount of restitution is $423.98.   - Cured Post Close 05/21/2015 Issue Resolution: A lender credit of $423.98 found on line 204 of the HUD-1 is sufficient. The RESPA cure was completed within 30 days of settlement. Loan will be graded a Fitch 'B'.; Missing Rate Lock Agreement - Rate Lock Agreement was not provided in the file.  - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading copy of Rate lock agreement Issue Resolution: 01/29/2015: Audit review of Rate lock agreement dated 11/04/2014 documentation submitted is deemed acceptable, condition cleared. ; Missing HUD Homeownership Organization Counseling Disclosure - Provide HUD Homeownership Organization Counseling Disclosure dated within 3 business day of the application date of 11/04/2014.  The Homeownership Disclosure was not provided in file.  - Cleared 01/29/2015 Lender Response: 01/29/2015: uploading copy of Homeownership Counseling Notice Issue Resolution: 01/29/2015: Audit review of Homeownership Counseling Notice dated 11/04/2014 documentation submitted is deemed acceptable, condition cleared. ;
																																																				DTI is lower than guideline maximum 35.76% compared to 43%. ; FICO is higher than guideline minimum 729 compared to 720. ; Reserves are higher than guideline minimum 16.50 compared to 12. ;
300005472	3	1	D	B	D	A	D	B	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 01/29/2015 Issue Resolution: 01/29/2015: Received CDA report which reflects $800,000.00, with 0.00% variance in value. Condition cleared. ;	3	1	RC	RA	C	A	D	B	C	A	C	A
Missing initial TIL (Lender Disclosure) - Please provide Initial TIL dated 10/17/2014, the earliest TIL found in file is dated 11/07/2014.   - Cleared 01/28/2015 Lender Response: 01/28/2015: Initial TIL Issue Resolution: 01/28/2015: Audit review of Initial TIL dated 10/17/2014 documentation submitted is deemed acceptable, condition cleared. ; Incorrect rescission model – Same lender refinance requires form H-9 - The Lender utilized an incorrect ROR form (H8) for a Same Lender Refinance. - Cured Post Close 05/21/2015 Lender Response: 02/03/2015: ROR expired Issue Resolution: 02/03/2015:  Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 02/02/2015 has expired.  Condition cleared.
01/29/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided. Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 02/02/2015. Loan will be cleared when the rescission period has expired. Condition remains.; Missing Servicing Disclosure Statement - Provide the Servicing Disclosure Statement dated within 3 business days of the application date of 10/16/2014. The Servicing Disclosure was not found in file.  - Cleared 01/28/2015 Lender Response: 01/28/2015: Servicing Disclosure Issue Resolution: 01/28/2015:  Audit review of Servicing Disclosure dated 10/17/2014 documentation submitted is deemed acceptable, condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - Please provide the Affiliated Business Disclosure dated within 3 business days of the application date of 10/16/2014. The disclosure was not found in file. The final Affiliated Business Disclosure found in file is not executed by the Borrowers.  - Cleared 06/04/2015 Lender Response: 01/28/2015: Affiliated Business Disclosure Issue Resolution: 2/2/15: Lender provided and signed at closing.  Condition cleared.  01/28/2015: Audit review of Affiliated Business Disclosure dated 10/17/2014 documentation submitted was not executed, an executed copy of the Affiliated Business Disclosure either at initial application or at closing must be provided.  Condition remains.; Missing HUD Homeownership Organization Counseling Disclosure - Please provide the HUD Homeownership Organization Counseling Disclosure dated within 3 business days of the application date of 10/16/2014. The Homeownership disclosure was not found in file.  - Cleared 01/28/2015 Lender Response: 01/28/2015: Homeownership Counseling Disclosure Issue Resolution: 01/28/2015: Audit review of Homeownership Counseling Disclosure dated 10/17/2014 documentation submitted is deemed acceptable, condition cleared. ;

300005470	3	2	D	B	D	B	D	B	D	B	D	B	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in file. - Cleared 01/29/2015 Issue Resolution: 01/29/2015: Received CDA report, which reflects a value of $1,860,000., and 0.00% variance. Condition cleared. ;	3	2	RD	RB	D	B	D	B	D	B	D	B
Incorrect rescission model – Same lender refinance requires form H-9 - Lender used form H-8. According to the Final HUD-1, the refinance payoff is paid to a division of Lender.  - Cured Post Close 06/11/2015 Lender Response: 02/03/2015: ROR Expired Issue Resolution: 02/03/2015:  Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 02/02/2015 has expired.  Condition cleared.
01/29/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 02/02/2015. Loan will be cleared when the rescission period has expired. Condition remains.; Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure in the file is dated more than 3 days from the original application date. - Acknowledged 06/11/2015 Lender Response: 01/30/2015: ABD, correspondent advising that the initial Affiliated Business Disclosure can not be provided, only have copy from closing. Issue Resolution: 01/30/2015:  Audit reviewed the lender rebuttal and has determine that the initial Affiliated Business Disclosure can not be provided by the lender. The loan will be graded a B.  Condition cleared. ; Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - The GFE reflects fees of $838.20.00 vs. actual fees of $877.00 were charged on the HUD-1 in the section that cannot increase more that 10%. The lender was required to provide a cure in the amount of $32.98.   - Cured Post Close 05/21/2015 Issue Resolution: The lender credit of $32.98 is found on line #204 of the HUD-1.  Loan will be graded an A for all agencies except for Fitch with a grade of B.; Missing Documentation - Provide the Lender Loan Approval, which was not found in file. Lender Credit Policy dated 10/14/2014, requires the Lender Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply.  - Cleared 06/04/2015 Lender Response: 01/28/2015: Lender Loan Approval Issue Resolution: 01/28/2015: Audit review of Lender Loan Approval documentation submitted is deemed acceptable, condition cleared. ;

300005468	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/2015: A CDA report reflecting a value of $1,315,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Final HUD-1 - Provide final HUD to support notary date on Deed of Trust of 11/14/2014.  The HUD-1 in file is dated 11/06/2014; however, is not stamped as final by the title company.  The Deed of Trust and final TIL are dated 11/14/2014 - Cleared 06/04/2015 Lender Response: 02/12/2015: Final HUD and Lender response
02/03/2015: Uploading HUD-1 dated 11-14-14 Issue Resolution: 02/12/2015: Audit review of  Final HUD documentation submitted is deemed acceptable, condition cleared.
02/03/2015: Audit review of documentation submitted, HUD-1 dated 11/14/2014, is incorrect.  Condition remains. ;

300005466	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing Documentation - Missing Documentation: Provide the Loan Approval, which was not found in file. Lender Credit Policy dated 09/08/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply. - Cleared 06/04/2015 Issue Resolution: 01/30/2015: Received Loan Approval, confirms loan met requirements. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/2015: A CDA report reflecting a value of $1,335,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum DTI 41.85% ; FICO is higher than guideline minimum Fico 786; Reserves are higher than guideline minimum $151,345.37 Excess Liquid Reserves;
300005465	3	1	D	B	D	A	D	B	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 02/12/2015 Lender Response: 02/12/2015: Appraisal review Issue Resolution: 02/12/2015: Field Review provided in lieu of CDA reflecting a value of $605,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared. ;	3	1	RD	RA	D	A	D	B	D	A	D	A
Missing Final HUD-1 - Missing HUD addendum breaking down title fees of $3037.60.  Section 1100 on HUD is short $430 from itemized fees.  - Cleared 01/29/2015 Lender Response: 01/29/2015: revised HUD with itemized 1100 section Issue Resolution: 01/29/2015: Audit review of HUD with itemized 1100 section documentation submitted is deemed acceptable, condition cleared. ; Sufficient RESPA Cure provided on HUD-1 - Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 14.8359%. The Lender was required to provide a cure in the amount of $40.68.  - Cured Post Close 05/21/2015 Issue Resolution: Page 1 of the Final HUD-1 dated 12/01/2014 shows a RESPA cure in the amount of $40.68.  The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. ;

300005464	3	1	D	B	D	A	D	B	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 06/11/2015 Issue Resolution: 01/29/2015: Received CDA Report supporting $1,175,000.00, with 0.00% variance in value. Condition Cleared. 01/29/2015: A CDA Report is required reflecting client. The CDA Report provided is missing said information. Condition remains. ;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 12.975%. The Lender was required to provide a cure in the amount of $17.38 - Cured Post Close 05/21/2015 Issue Resolution: Page 1 of the Final HUD-1 dated 11/12/2014 shows a RESPA cure in the amount of $17.38. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
;

300005463	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing Documentation - Provide the Loan Approval, which was not found in file. Lender Credit Policy dated 10/06/2014, requires the Loan Approval to confirm subject loan met QM and ATR requirements at time of closing. Upon receipt and review, additional conditions may apply. - Cleared 06/04/2015 Lender Response: 02/03/2015: Uploading copy of Loan Approval Issue Resolution: 02/03/2015: Audit review of Loan Approval documentation submitted is deemed acceptable, condition cleared.;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/2015: A CDA report reflecting a value of $970,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	C	B	C	A	C	A
Good Faith Estimate does not disclose all fees charged on the HUD - Final GFE reflects a $1768.80 transfer tax vs. $1771.68 in the HUD column of the HUD-1 comparison page. A lender credit in the amount of $2.88 would be required to cure the tolerance issue. A lender credit for $2.88 was shown on page 1 of the HUD. - Cured Post Close 05/21/2015 Issue Resolution: A lender credit for $2.88 was shown on page 1 of the HUD.  Loan will be graded a B for Fitch and A for others
; Originator Name and/or Identifier Number on application does not match NMLS result - Loan originator number provided on the application does not belong to the loan originator name provided on the application. Loan Originator name was listed as the loan originator with an NMLS reference number that belongs to another loan originator who does not work for the loan originator organization related to this transaction.  - Cleared 06/04/2015 Issue Resolution: 02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared. ; Originator employment with Origination Company from application does not match NMLS result - Loan origination company is not the employer for the loan originator number provided on the application. NMLS number provided was listed as the loan originator who worked for Lender. The NMLS number belongs to another loan originator who does not work for the loan originator organization related to this transaction.  - Cleared 06/04/2015 Issue Resolution: 02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared. ; Loan originator name and/or NMLS reference number missing on the application. - Loan originator number provided on the application does not belong to the loan originator name provided on the application. Loan Originator name was listed as the loan originator with an NMLS reference number that belongs to another loan originator who does not work for the loan originator organization related to this transaction.  - Cleared 06/04/2015 Issue Resolution: 02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared. ; Loan originator name and/or NMLS reference number missing on the mortgage. - Loan originator number provided on the mortgage does not belong to the loan originator name provided on the mortgage. Loan originator was listed as the loan originator with an NMLS reference number belongs to another loan originator who does not work for the loan originator organization related to this transaction.  - Cleared 06/04/2015 Issue Resolution: 02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared. ; Loan originator name and/or NMLS reference number missing on the note. -
Loan originator number provided on the Note does not belong to the loan originator name provided on the Note. Loan originator was listed as the loan originator with an NMLS reference number belongs to another loan originator who does not work for the loan originator organization related to this transaction.
 - Cleared 06/04/2015 Issue Resolution: 02/17/2015: Audit received affidavits sent to borrower's and recorded with county records showing the correct NMLS name and number for the Originator being updated to the application, Note and Mortgage. Condition cleared. ;

300005461	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Documentation - Letters of explanation provided in file for income/employment are not executed by the Borrowers. Also missing asset statement for 401k withdrawal terms required per Guidelines.  - Cleared 06/11/2015 Lender Response: 1/30/2015 Please re-review 401K asset statements - these are NOT 401K accounts...they are IRA accounts and as such, terms of withdrawal are not required. Please clear this issue.  01/27/2015: Signed Letters of Explanation/Employment for both borrowers  Issue Resolution: 01/30/2015: Reviewed Lender Credit policy, confirmed only documentation needed for IRA is proof of asset liquidation if using for closing funds.  Borrower did not need assets for closing.  Condition cleared.  01/27/2015: Audit review of signed Letters of Explanation/Employment for both Borrowers documentation submitted is deemed acceptable, however the 401k withdrawal terms were not provided. Condition remains.; Missing signed 4506-T - Lender guidelines dated 09/08/2014 require form 4506-T to be signed by all Borrowers at the time of application and a new form to be signed at closing. Missing 4506-T signed at time of application for Co-Borrower.  - Cleared 06/11/2015 Lender Response: 01/27/2015: Initial 4506T signed by correct person Issue Resolution: 01/27/2015: Audit review of initial 4506T signed by borrower documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/2015: Field Review provided in lieu of CDA reflecting a value of $784,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		Current Mortgage Payment is lower than previous payment ; Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ;
300005460	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing Evidence of Taxes and Insurance - File is missing confirmation of annual hazard insurance premium payment for property REO property listed on the loan application. - Cleared 06/04/2015 Lender Response: 01/26/2015: Hazard premium for property in question. Issue Resolution: 01/26/2015: Audit review of mortgage statement reflecting escrows for insurance and yearly amount was submitted and deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in file. - Cleared 06/04/2015 Issue Resolution: 01/29/2015: Received CDA report, which supports value of $725,000.00, with 0.00% variance in value. Condition cleared. 01/29/2015: A CDA Report is required reflecting lender/client. The CDA Report provided is missing said information. Condition remains.;	1	1	RA	RA	A	A	A	A	A	A	A	A		LTV is lower than guideline maximum 71.97% LTV; DTI is lower than guideline maximum 24.44% DTI ; FICO is higher than guideline minimum 810 FICO ;
300005458	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing Lease agreement - Missing current lease/rental agreement for property #1 and property #3 listed on the REO section of the 1003 application. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. - Cleared 06/04/2015 Lender Response: 02/13/2015: Property #1 is a short-term vacation rental. Attached are documents confirming that it is rented out for 1 week periods, weekends, special events, etc . There is not a lease to obtain for this reason. If you cannot consider the rental income from it, please omit the income and our DTI should still be still under 43%. See explanation from borrower regarding leases for property #3, as well as current lease agreements. Mitigating factors: 805 FICO, DTI, strong reserves at 134 months, primary residence. Issue Resolution: 2/25/15: Re-analyzed loan file resulting in final DTI of 42.46%. 2106 expenses were note accounted for in audit's initial debt calculations. 02/13/2015: Audit has re-analyzed the loan documents and determined that with the removal of the vacation property income  and the additional income from the leases provided for property #3, the new DTI is 40.88% which is still within guidelines.  Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/2015: A CDA report reflecting a value of $580,000 which is a 0% variance was provided. Condition Cleared. ;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Under fees that cannot increase on the HUD-1 by more than 10% – The GFE reflects  Appraisal fee of $0.00 vs actual fee of $295.00 and Credit Report fee of $18.20 vs actual fee of $36.00.  The amount of restitution is $210.38.   - Cured Post Close 05/21/2015 Issue Resolution: A lender credit of $210.38 found on line 205 of the HUD-1 is sufficient. The RESPA cure was completed within 30 days of settlement. Loan will be graded a Fitch 'B'.;

FICO is higher than guideline minimum 805 > 700 minimum required; No Mortgage Lates 84 months of mortgage hisotry with no lates.; Reserves are higher than guideline minimum 60.80 months > 6 months minimum required for primary and rental properties' PITIA;

300005457	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Appraisal in file is dated greater than 120 days from closing - Lender's Global Credit Policy dated 07/21/2014 requires the Appraisal to be within 120 days of the note date.  Appraisal in file was dated 8/5/14 and the note was dated 12/4/14.  This was 121 days from the note date. - Cleared 06/04/2015 Issue Resolution: Auditor reviewed the loan file. Appraisal 1 day over 120 day requirement does not affect the borrower's ability to repay the loan. Borrower has 783 FICO and 36.04% debt ratio. Good compensating factors, and good ability to repay. Condition acknowledged loan will be rated a 'B'. ; Missing HUD from sale of other property owned - Missing HUD-1 from sale of departure residence. - Cleared 06/04/2015 Issue Resolution: 2/2/15: HUD1 provided showing sale date of 7/24/15.  Condition cleared. ; Missing Evidence of HOA Fees - Missing confirmation of monthly HOA obligation for rental property and subject property. - Cleared 06/04/2015 Issue Resolution: 2/2/15: HOA statement provided showing monthly dues of $1,239.84. Condition cleared. ; Missing Certificate of Occupancy - Missing Certificate of Occupancy. - Cleared 06/04/2015 Lender Response: 2/4/15: Lender's policy does not require us to obtain a certificate of occupancy. note, we do have a final inspection for the appraisal. Issue Resolution: 2/4/15: Audit reviewed the loan file and found the Appraisal Update/Completion report stating that the home was complete.  Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 02/10/2015 Lender Response: 02/10/2015: Appraisal review Issue Resolution: 02/10/2015: A CDA report reflecting a value of $620,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		LTV is lower than guideline maximum 75.61% LTV; DTI is lower than guideline maximum 36.04% DTI; FICO is higher than guideline minimum 783 FICO ;
300008440	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
General Credit Exception - Insufficient credit score for escrow waiver. Guidelines require 720 credit score for escrow waiver. Borrower has 707 credit score. - Cleared 03/25/2015 Lender Response: 03/25/2015: none Issue Resolution: 03/25/2015: Audit reviewed the lender rebuttal and has determine that per CA CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan. LTV/CLTV is 70%.  Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $1,230,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The initial TIL in the file is dated 10/22/2014 and the original application date is 09/17/2014. - Cleared 03/23/2015 Lender Response: 03/23/2015: Uploading a copy of the initial TIl with a date of 9-22-14 Issue Resolution: 03/23/2015: Audit review of initial TIL, dated 09/22/2014, documentation submitted is deemed acceptable, condition cleared. ; Missing Final HUD-1 - Missing addendum to HUD-1 breaking down the fees for line 1101 totaling $3,152.00. HUD-1 only verifies $2,842.00 in fees - difference of $310.00 not accounted for. - Cleared 06/11/2015 Lender Response: 03/25/2015: Uploading Due Diligence Response and copy of Title Insurance Invoice Issue Resolution: 03/25/2015: Audit review of the HUD-1 break down in fees for line 1101 documentation submitted is deemed acceptable, condition cleared. ;
																																																				Years on Job 4.4 years on job; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; DTI is lower than guideline maximum 37.27% DTI < 43%;
300008436	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $830,000 which is a 0% variance was provided. Condition Cleared. ;	3	1	RC	RA	C	A	D	A	C	A	C	A
Incorrect rescission model – Same lender refinance requires form H-9 - Same servicer refinance requires RTC-H9 form. Lender provided RTC-H8. - Cleared 03/23/2015 Lender Response: 03/23/2015: It is deemed acceptable to provide the Right to Cancel on the H-8 form when no new money is issued on the new debt.  Per the Schedule B Section on the title commitment the loan originated in December 30, 2013 in the amount of $656,000 and the refinance of 2-7-15 reflects a loan in the amount of $643,000.  The H-9 discloses to the borrower that a new transaction is being entered into to “increase” the amount of credit previously provided.  Issue Resolution: 03/23/2015: The use of the H8 and the H9 safe harbor rescission forms are intended for specific loan conditions; H8 for new loan with new lender or refinance with new lender, and H9 for existing lender when the new loan is an increase from the amount of the old loan (termed cash-out). A refinancing of an existing loan without the advance of new money does not include a right to cancel requirement. Based on the “same lender rate-term refinance designation”, lender was not required to provide a right to cancel the new transaction, and while having provided the H8 form where none was required is not a Best Practice, the regulatory error in our review has been cleared. ;

300008435	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing final application (1003) - Missing initial and Final 1003 application executed by Borrowers. - Cleared 03/25/2015 Lender Response: 03/25/2015: Missing initial and Final 1003 application executed by Borrowers. **The Initial and final 1003's are being uploaded. The final 1003 has been executed. The initial 1003 is not required to be signed as long as the final is signed. Issue Resolution: 03/25/2015: Audit review of signed Final 1003 (initial 1003 provided unsigned, taken by phone, acceptable) documentation submitted is deemed acceptable, condition cleared. ; Missing Evidence REO Property is Owned Free and Clear - Provide evidence that the following properties are owned free and clear: properties #4 and #5 listed on the REO section of the 1003 application.  - Cleared 06/11/2015 Lender Response: 03/25/2015: Personal returns provided for 2013/2012 indicate no mortgage interest is expensed for either property. In addition, property report in file indicate both properties were owned free and clear. Uploaded property reports. Issue Resolution: 03/25/2015: Audit reviewed the lender rebuttal and has determine that sufficient evidence was provided to verify properties #4 and #5 are free and clear.  Property Report in file indicate both properties were owned free and clear and 2013/2012 tax returns indicate no mortgage interest was expensed for either property.  Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum 793 > 720; Reserves are higher than guideline minimum 337.1 months > 12 month; DTI is lower than guideline maximum 35.66 < 43% DTI;
300008433	3	1	D	B	D	A	D	B	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file. - Cleared 03/25/2015 Issue Resolution: 03/25/15: CDA provided reflecting a value of $1,200,000 which is a -8.0% variance. Variance within acceptable tolerance. Condition Cleared. 03/25/15: Audit cannot review as there is no attachment. Please attach.;	3	1	RC	RA	C	A	D	B	C	A	C	A
Incorrect rescission model – Same lender refinance requires form H-9 - Lender to Lender refinance requires form H-9 for the rescission, lender used H-8. - Cured Post Close 05/21/2015 Lender Response: 04/02/2015: RTC H9 forms Issue Resolution: 04/07/2015:  Audit review of Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 submitted are acceptable, expiration date of 04/06/2015 has expired.  Loan will be rated a Fitch B. Condition cleared.
04/02/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-9 was provided . Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 04/06/2015. Loan will be cleared when the rescission period has expired. Condition remains.;

300008432	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing asset documentation - Missing statement with ending date 10/30/2014 for asset account #6 per the Lender Asset Summary sheet located on page 109 - Cleared 06/04/2015 Lender Response: 04/10/2015: Uploaded Nov & Dec Stmts for asset account #6 Issue Resolution: 04/10/2015: Audit review of Nov & Dec Statements for asset account #6 documentation submitted are deemed acceptable, assets are sufficient. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $580,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 27.46% DTI ; FICO is higher than guideline minimum 797 FICO ; Years in Field Borrower 19 yrs in field.;
300008429	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing hazard insurance declaration - Walls In hazard insurance declaration page not provided for subject property. - Cleared 03/23/2015 Lender Response: 03/23/2015: Master policy includes walls in Issue Resolution: 03/23/2015: Audit review of Master policy includes "Walls In", the documentation submitted is deemed acceptable.  Condition cleared. ; Missing Evidence of Taxes and Insurance  - File is missing confirmation of taxes, hazard insurance and association payments (if applicable) for rental property.  - Cleared 06/04/2015 Issue Resolution: 03/23/2015: Audit review of all documentation submitted is deemed acceptable.  Property taxes and Insurance for REO were provided. Condition cleared.; Missing Evidence REO Property is Owned Free and Clear - Missing evidence that rental property is owned free and clear. - Cleared 06/04/2015 Lender Response: 04/06/2015: Uploaded property detail report with evidence of no mortgage. Issue Resolution: 04/06/2015: Audit review of property profile for rental property reflects no open mortgages, documentation submitted is deemed acceptable. Condition cleared.
03/23/2015: Document provided not enough to clear the condition. Please provide a property detail report evidencing no liens for rental property. Condition maintained.
;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $1,080,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 33.72 < 43% max DTI; Reserves are higher than guideline minimum 96.30 months > 12 months; FICO is higher than guideline minimum 801 > 720;
300008428	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA was not provided in file - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $1,675,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008426	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing final application (1003) - The Final 1003 is not signed by the Borrower. - Cleared 04/06/2015 Lender Response: 04/06/2015: uploading final 1003 signed by borrower Issue Resolution: 04/06/2015: Audit review of signed final 1003 documentation submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA is missing from the loan file. - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/15: CDA provided reflecting a value of $819,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	B	C	A	C	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - HUD-1 reflects a tolerance cure in the amount of $1259.39 paid to the borrower for a title services and lenders title insurance charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B. - Cured Post Close 05/21/2015 Issue Resolution: HUD-1 reflects a tolerance cure in the amount of $1259.39 paid to the borrower for a title services and lenders title insurance charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The initial TIL in the file is dated 12/16/2014 and the original application date is 12/01/2014. - Cleared 03/23/2015 Issue Resolution: 03/23/2015: Initial TIL provided dated 12/01/2014. Re-disclosed TIL on 12/16/2014 had a change of circumstance in the loan file. Condition cleared. ;
																																																				DTI is lower than guideline maximum 27.44% DTI; FICO is higher than guideline minimum 757 FICO; Reserves are higher than guideline minimum $236,162 excess verified reserves;
300008425	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
DTI Exceeds Guidelines - 118.12 % DTI exceeds the 43% maximum.  A 35 month average of dividend and interest income was used for qualifying, however the lender guidelines limit dividend and interest income to the average on the borrowers filed tax returns for the past two years.   - Cleared 03/27/2015 Lender Response: 03/26/2015: Please see income workup. DTI is under 43%. Issue Resolution: 03/26/2015: Additional assets in the amount of $14,033,346 received to support continuance of interest and dividend income.Condition cleared.; Failure to obtain Hazard Insurance Declaration - Missing evidence of hazard insurance for all rental properties included in DTI. - Cleared 06/04/2015 Lender Response: 03/26/2015: Provided insurance for two other properties on SREO. Issue Resolution: 03/26/2015: Audit review of taxes and insurance for primary residence and insurance for REO property #1 documentation submitted is deemed acceptable, condition cleared.; Seasoning requirement not met - Lender Residential Lending Guidelines dated 12/08/2014 requires 12 month seasoning for the subject to be considered for a cash out refinance transaction. The subject property was purchased 12/01/2014 therefore subject has only 1 month of seasoning. - Cleared 06/15/2015 Lender Response: 03/26/2015: This is a Technical Refinance (delayed financing).  Seasoning would not apply. Eligibility would be the same as for a purchase. Issue Resolution: 03/26/2015: Audit reviewed of all documentation submitted and the lender rebuttal, and has determine that the subject property was purchased with cash wired from Asset account#2 as listed on the Asset section of the 1003 application (statement provided) to seller's attorney.  Screen shots and bank statements provided document sufficient evidence that this transaction is a Technical Refinance.  Condition cleared.; Failure to obtain Condo Questionnaire - Missing copy of Missing copy of Limited Project Review for condo property - Cleared 03/26/2015 Lender Response: 03/26/2015: Condo Project Review Issue Resolution: 03/26/2015: Audit review of the approved Condo Project report documentation submitted is deemed acceptable, condition cleared.; Missing mortgage/deed of trust - Missing evidence Mortgage was recorded.  - Cleared 03/26/2015 Issue Resolution: 03/26/2015: Final title policy with mortgage recording information located in file. Condition cleared.; Missing income documentation - Lender's Residential Lending Guidelines dated 12/08/2014 requires evidence Interest and Dividend Income used for qualifying is supported by a two year history of receipt and evidence that the borrower is in possession of the assets and will retrain assets after closing. Borrowers’ tax returns were provided however 2 months current statements for accounts evidencing borrower is in possession of the assets were not provided. - Cleared 06/04/2015 Lender Response: 03/26/2015: Asset statements were located in the Income- paystub folder. uploaded asset statements used for int/div again for your review. Issue Resolution: 03/26/2015: Additional assets in the amount of $14,033,346 received to support continuance of interest and dividend income. Condition cleared.; Missing VOM - Lender's  Residential Lending Guidelines dated 12/08/2014 requires verification of PITI/HOA for all properties owned by the borrower.  Verification of PITI/HOA for rental property #2 as listed on the REO section of the 1003 application not provided.   - Cleared 06/04/2015 Lender Response: 03/26/2015: Uploaded, note, H06 and appraisal for proof of hoa dues. Issue Resolution: 03/26/2015: Audit review of REO documentation (Note=$2,634.54, HOA=$900, Taxes=$655.42, HOI=$19.42) submitted is deemed acceptable, condition cleared.; Improper Calculation of Income - Lender's  Residential Lending Guidelines dated 12/08/2014 requires a 2 year average based on the borrower's previous 2 years federal tax returns showing stable, consistent earnings, and 2 months of account statements verifying the income received is required.  The lender improperly calculated the Borrower's income by using the most recent two years plus year to date average of dividend and interest income and did not obtain current account statements verifying current receipt of income for all assets reflected on the Borrowers tax returns.  - Cleared 06/11/2015 Lender Response: 03/26/2015: Interest and dividends were sourced to an asset account. Uploaded Oct 2014 stmts for your review. these documents were located in the income folders. Issue Resolution: 03/26/2015: Additional assets in the amount of $14,033,346 received to support continuance of interest and dividend income. Condition cleared.; Underwriting Guidelines Breach - Lender's Residential Lending Guidelines dated 12/08/2014 requires property with title held in an LLC be reviewed and approved from the Lender's Trust/LLC Review Department.  Missing evidence of approval from Trust/LLC Review Department. - Cleared 06/04/2015 Lender Response: 03/30/2015: Uploaded signed closing agreement.
03/26/2015: Uploaded LLC review and approval. Issue Resolution: 03/30/2015: Audit review of the signed Closing Agreement documentation submitted is deemed acceptable, condition cleared.
03/26/2015: Audit reviewed the lender rebuttal and has determine that an approval for title held in an LLC is conditioned on obtaining and filling in all blanks on The Manager’s Certificate, The Consent and Waiver of Members, The Closing Agreement and The Mortgage Rider which is to be attached to the current mortgage. All documents were signed and completed, except for the Closing Agreement which was blank and unsigned.  Please provide a signed and completed copy of said document.  Condition remains.; Missing Income Tax Schedules - Lender's Residential Lending Guidelines dated 12/08/2014 requires 2 years complete personal and business tax returns with all schedules. Missing borrowers business tax returns for current self-employment. - Cleared 06/15/2015 Lender Response: 03/30/2015: Uploaded current self-employment company most recent quarterly report. See page 4 of 30.  Self-employed company is a publicly traded company. Borrower has shares of ownership personally and also shares held in a LLC. The company has authorized a certain number of shares as evidenced by the 10-Q provided. Borrower owns less than 25% of stock authorized to issue. He is not considered self employed with current employment. File meets all standards of Appendix Q. 1003 is marked self-employed due to other entities owned > 25%. Please clear condition
03/27/2015: Borrower serves as executive for current employer. Wages are minimal and were not used to qualify. Current employment is a publicly traded company. Since this is a publicly traded c-corporation and borrower owns less than 100%, business income would not be eligible and losses would not be attributed to the borrower. Issue Resolution: 03/30/2015: Audit reviewed the lender rebuttal and has determine that the current employer most recent quarterly report reflects borrower owns less than 25% of stock authorized to issue and is not considered self-employed.  Condition cleared.
03/27/2015: Audit has re-analyzed the loan documents and determined that the final 1003 reflects borrower as "self-employed" for current employer, however the VVOE provided does not reflect borrower having any ownership in said company.  Clarification is required as to borrower's ownership in current employment for an accurate assessment for QM requirements.  Condition remains.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $2,175,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Servicing Disclosure Statement - Missing evidence Servicing Disclosure Statement was provided to the Borrower.  - Cleared 03/26/2015 Lender Response: 03/26/2015: Initial Servicing Disclosure Issue Resolution: 03/26/2015: Audit review of Initial Servicing Disclosure, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.; Affiliated Business Disclosure not provided within 3 business days of application date. - Affiliated Business Arrangement Disclosure provided to borrower on 01/20/2015 and the application date was 12/02/2014. - Cleared 03/26/2015 Lender Response: 03/26/2015: Initial Affiliated Business Disclosure Issue Resolution: 03/26/2015: Audit review of Initial Affiliated Business Disclosure, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - Initial TIL provided to borrower on 12/20/2014 and the application date was 12/02/2014. - Cleared 03/26/2015 Lender Response: 03/26/2015: Initial Truth and Lending Issue Resolution: 03/26/2015: Audit review of Initial Truth and Lending, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.; Loan does not meet criteria for Qualified Mortgage - Documentation does not meet the Qualified Mortgage Self Employment requirements.  Missing tax schedules, business tax returns, and year to date profit and loss statement for the most recent 2 years. - Cleared 06/15/2015 Lender Response: 03/30/2015: Uploaded current employer most recent quarterly report. Employed company is a publicly traded company. Borrower has shares of ownership personally and also shares held with an LLC. The company has authorized a certain amount of shares as evidenced by the 10-Q provided. Borrower owns less than 25% of stock authorized to issue. He is not considered self employed with current employer. File meets all standards of Appendix Q. 1003 is marked self-employed due to other entities owned > 25%. Please clear condition.
03/27/2015: Income documentation for interest and dividends meets Lender guidelines. For positive income sources that were not used, documentation was not required by Lender. Client has documented ownership and access to over $6MM in assets. Issue Resolution: 03/30/2015: 03/30/2015: Audit reviewed the lender rebuttal and has determine that the current employer most recent quarterly report reflects borrower owns less than 25% of stock authorized to issue and is not considered self-employed.  Condition cleared.
03/27/2015: Audit has re-analyzed the loan documents and determined that the final 1003 reflects borrower as "self-employed" for current employer, however the VVOE provided does not reflect borrower having any ownership in said company.  Clarification is required as to borrower's ownership in current employment for an accurate assessment for QM requirements.  Condition remains.; Debt to Income Ratio utilizing QM methodology exceeds 43% - 118.12% DTI exceeds the 43% maximum requirement with utilizing QM methodology. - Cleared 03/26/2015 Issue Resolution: 03/26/2015: Received additional documents supporting lenders calculation of income. DTI is not 38.04%. Condition cleared.; Ability to Repay Non-Compliant:  DTI is greater than guideline requirement when utilizing ATR qualifying methods - 118.12% DTI exceeds the 43% maximum requirement with utilizing ATR qualifying methods. - Cleared 03/27/2015 Lender Response: 03/26/2015: See int/div income workup attached. Issue Resolution: 03/26/2015: Received additional documents supporting lenders calculation of income. DTI is now 38.04%. Condition cleared.; Missing HUD Homeownership Organization Counseling Disclosure - Missing evidence HUD Homeownership Organization Counseling Disclosure was provided to the Borrower. - Cleared 03/26/2015 Lender Response: 03/26/2015: Homeownership Conseling Disclosure Issue Resolution: 03/26/2015: Audit review of Homeownership Conseling Disclosure, dated 12/05/2014, documentation submitted is deemed acceptable, condition cleared.;

Reserves are higher than guideline minimum Verified assets are 12 times the required reserves; LTV is lower than guideline maximum LTV of 68.97% less than maximum of 75%; Years Self Employed borrower has been s/e 11.25 yrs;

300008424	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file. - Cleared 03/23/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $1,500,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008422	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 05/21/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $760,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008421	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing asset documentation - File missing copies of the required two consecutive months' bank statements or Verification of Deposit for the brokerage account. The file only contained the statement ending 10/31/14. Other conditions may apply once received. - Cleared 06/04/2015 Lender Response: Provided an updated asset worksheet excluding the large deposit from the brokerage account. Required source of funds and reserves are sufficiently documented. Issue Resolution: 03/24/2015: Excluded the brokerage account from assets. Funds not needed to close. Cleared condition.;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - CDA report was not provided in the file. - Cleared 05/21/2015 Lender Response: 03/23/2015: CDA Issue Resolution: 03/23/2015: A CDA report reflecting a value of $665,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 39.20% compared to 43%.; FICO is higher than guideline minimum 764 compared to 720.; Reserves are higher than guideline minimum 40 months compared to 12 + 6. ;
300008420	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CC	CB	C	B	C	B	C	B	C	B
Insufficient Reserves - Borrower is short the reserve requirement by $148.08. The asset worksheet indicates that the lender calculated reserves based on a monthly PITIA of $2,988.86, however, this is $100.75 short due to lender using estimated taxes in the reserve calculation. The actual PITIA was $3,089.61 as evidenced on the 1008, final application and tax and insurance documents in file. This would require $37,075.32 in reserves. Borrower had $176,554.89 in assets and earnest money. After calculating cash required to close of $132,627.65, earnest money deposit of $7,000 and the reserve requirement of $37,075.32, borrower was short reserves by $148.08. - Acknowledged 05/26/2015 Lender Response: 03/25/2015: See Final HUD-1. $162 was also paid back to the borrower. Attached new asset worksheet. Reserves are sufficient. Issue Resolution: 03/31/2015: Audit reviewed the loan file and has determined that $148 short escrows is not material to the overall ability to repay the subject loan.  Compensating factors include: 32.77% DTI, 763 FICO and 4.8 years at the same job. Condition acknowledged. Loan will be rated a B. 03/25/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and determined that the final HUD reflects no cash back to the borrower.  Cash from the borrower in the amount of $132,627.65 was required at closing. Condition remains.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $660,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation - Re-disclosed Initial TIL is dated 12/2/2014, the loan closed 12/5/2014. Re-disclosed TIL showed an APR > .125% of last initial. - Cleared 03/23/2015 Issue Resolution: 03/23/2015: Audit review Final TIL APR of 4.043 and re-disclosed TIL APR of 4.107 not greater than .125%. Condition cleared.
;
																																																				DTI is lower than guideline maximum 33% DTI; Years on Job 4.8 years same job; 5 years in same profession; FICO is higher than guideline minimum 763 credit score;
300008419	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 03/24/2015 Lender Response: 03/24/2015: CDA Issue Resolution: 03/24/2015: A CDA report reflecting a value of $850,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Failure to Obtain Final HUD-1 - The Final HUD-1 in the loan file is missing the breakdown of fees in the 1100 section.  Estimated HUD -1 in file. Unable to complete compliance review.  Additional conditions may apply.  - Cleared 03/30/2015 Lender Response: 03/30/2015: uploading hud with last past reflecting breakdown on 1100 series fees Issue Resolution: 03/30/2015: Audit review of Final HUD-1 reflecting breakdown on 1100 series fees documentation submitted is deemed acceptable, condition cleared.

;

300008417	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing income documentation - Lender Credit Guidelines dated 12/22/2014 require a Profit and Loss Statement and Balance sheet if tax returns are > 120 days covering the period between the end of the tax return year through present.  Lender did not obtain Profit and loss statements or Balance sheet to support year to date income for Borrower and co-borrower's current employment - Cleared 06/04/2015 Lender Response: 04/01/2015: Borrowers are not considered self-employed as borrower has 2.43% ownership in current employment business and co-borrower has less than 1% ownership of current employment business therefore a P&L and Balance Sheet would not be required. Pay stubs were obtained to document current earnings. K-1s uploaded for your review. Issue Resolution: 04/01/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determined that the borrower's are not self-employed. Verified that borrower has 2.43% ownership in current employment business and co-borrower has less than 1% ownership of current employment business , therefore not subject to self-employment requirements.  Condition cleared.  ; Missing K-1 - 2013 and 2012 K-1 for borrower from current employer and 2013 and 2012 K-1 for co-borrower from current employer are missing attached schedules to support income.  - Cleared 06/04/2015 Issue Resolution: 03/24/15: Lender provided the copies of the  2013 and 2012 K-1’s for borrower's current employment and 2013 and 2012 K-1’s  for  co-borrower's current employment which  support income. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the file - Cleared 03/24/2015 Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,050,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
LTV is lower than guideline maximum LTV of65% < max of 80%; Reserves are higher than guideline minimum 30 months reserves < 12 months required; DTI is lower than guideline maximum DTI of 11.35% < max of 43%; No Mortgage Lates Mortgage rated for 44 months with no delinquencies;

300008415	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing rate lock verification - Missing evidence of Rate Lock. - Cleared 03/24/2015 Issue Resolution: 03/24/15: Lock confirmation provided with a lock date of 12/17/14. Condition Cleared.;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 03/24/2015 Issue Resolution: 03/24/2015: A CDA report reflecting a value of $645,000 which is a 0% variance was provided. Condition Cleared. ;	3	1	RC	RA	C	A	D	A	C	A	C	A
Affiliated Business Disclosure not provided within 3 business days of application date. - Affiliated Business Disclosure provided 1/22/2015, Lender of Record application date 12/17/2014 - Cleared 03/24/2015 Issue Resolution: 03/24/15: The Affiliated Business Disclosure was provided with a date of 12/17/14 and is within 3 days of the application date. Condition Cleared.; Missing Initial Truth in Lending (Lender Disclosure) - Missing Initial Truth in Lending - Cleared 03/24/2015 Issue Resolution: 03/24/15: The Initial Truth in Lending Disclosure was provided with a date of 12/17/14, with an APR of 4.043%,  and is within 3 days of the application date. Condition Cleared.; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - Appraisal disclosure dated 01/12/2015, Lender of record date is 12/17/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: uploaded disclosure found in the initial disclosure package provided to borrower Issue Resolution: 03/27/2015: Audit review of Appraisal disclosure, dated 12/17/2014, documentation submitted is deemed acceptable, condition cleared. ;

DTI is lower than guideline maximum Maximum DTI is 43%; FICO is higher than guideline minimum FICO is 740, minimum is 720; Reserves are higher than guideline minimum Borrower has over 100 months reserves;

300008414	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the file . - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $1,125,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Good Faith Estimate not provided within 3 business days of application date. - The initial application is dated 09/16/2014. The initial Good Faith Estimate Disclosure is dated 9/22/2014 is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.  - Cleared 03/24/2015 Lender Response: Property was a TBD until 9/17/2014 per Audit Trail provided below.  Disclosures mailed 9/22/2014.  9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).  Issue Resolution: 03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.; Servicing Disclosure Statement not provided within 3 business days of application date. - The initial application is dated 09/16/2014.  The Servicing Disclosure Statement is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date. - Cleared 03/24/2015 Lender Response: Property was a TBD until 9/17/2014 per Audit Trail provided below.  Disclosures mailed  9/22/2014.  9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).  Issue Resolution: 03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.; Affiliated Business Disclosure not provided within 3 business days of application date. - The initial application is dated 09/16/2014.  The initial Affiliated Business Disclosure is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.  - Cleared 03/24/2015 Lender Response: Property was a TBD until 9/17/2014 per Audit Trail provided below.  Disclosures mailed 9/22/2014.  9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).  Issue Resolution: 03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.; Special Information Booklet not provided within 3 business days of application date. - The initial application is dated 09/16/2014.  The Special Information Booklet is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date. - Cleared 03/24/2015 Lender Response: Property was a TBD until 9/17/2014 per Audit Trail provided below.  Disclosures mailed 9/22/2014.  9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).  Issue Resolution: 03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The initial application is dated 09/16/2014.  The Initial TIL is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.  - Cleared 03/24/2015 Lender Response: Property was a TBD until 9/17/2014 per Audit Trail provided below.  Disclosures mailed 9/22/2014.  9/17/2014 was a Wednesday and 9/22/2014 a Monday (3rd business day).  Issue Resolution: 03/24/15:  Audit reviewed the lender rebuttal and has determined that the initial application was taken on 09/17/14 (Wed.), so the initial disclosures would need to be sent by 09/22/14 (monday). Disclosures were provided on 09/22/14. Condition cleared.; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - The initial application is dated 09/16/2014.  The initial Appraisal Disclosure is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.  - Cleared 03/24/2015 Lender Response: The property was TBD until 09/17/2014 per Audit Trail provided below. Disclosures were sent on 09/22/2014. 09/17/2014 was a Wednesday and 09/22/2014 a Monday (3rd business day). Issue Resolution: 03/24/2015: Document provided. No outstanding issues found. Condition cleared.; Loan does not meet criteria for Qualified Mortgage -  Active; Debt to Income Ratio utilizing QM methodology exceeds 43% -  Active; HUD Homeownership Counseling Disclosure not provided within 3 days of application - The initial application is dated 09/16/2014. The HUD Homeownership Counseling Disclosure is dated 09/22/2014 and was not provided to the Borrower within 3 business days of application date.  - Cleared 03/24/2015 Lender Response: The property was TBD until 09/17/2014 per Audit Trail provided below. Disclosures were sent on 09/22/2014. 09/17/2014 was a Wednesday and 09/22/2014 a Monday (3rd business day). Issue Resolution: 03/24/2015: Document provided. No outstanding issues found. Condition cleared.; Ability to Repay Non-Compliant:  Missing evidence of income documentation -  Active; Ability to Repay Non-Compliant:  Missing evidence that lender verified the borrower(s) employment in qualification -  Active; Ability to Repay Non-Compliant:  DTI is greater than guideline requirement when utilizing ATR qualifying methods -  Active;

300008413	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the loan file. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Missing Mortgage Rider - Missing Second Home Rider to Deed of Trust.  Document indicates that there is a Second Home Rider. - Cleared 03/23/2015 Issue Resolution: 03/23/2015: Recorded deed of trust provided with second rider attached. Condition cleared.; Missing HUD Homeownership Organization Counseling Disclosure - The HUD Homeownership Organization Counseling Disclosure is missing from the file. - Cleared 03/23/2015 Issue Resolution: 03/23/2015: HUD Homeownership Counseling Disclosure provided dated 12/01/2015 which was within 3 days of the initial application date. Condition cleared. ;

300008412	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $638,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008410	3	1	D	B	D	A	D	B	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - Review Appraisal Missing: A CDA Report was not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $1,800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 27.52%. The Lender was required to provide a cure in the amount of $144.50.  - Cured Post Close 05/21/2015 Issue Resolution: Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $202.50.  The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. ;

300008409	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Failure to obtain Employment Verification - Verification of employment in file is dated 11/03/14. Lender guidelines required a VOE completed within 10 business days from the note date.  - Cleared 06/15/2015 Lender Response: 04/02/2015: VOE completed 12/12/14 verifies the borrower was actively self employed; verification provided by CPA. VOE uploaded for your review.
03/26/2015: The Lender guidelines for employment verification for self employed borrowers is 30 calendar days prior to the note date.  Business documentation obtained on 11/28/2014 for purposes of employment documentation. Note date is within 30 days of closing.  Issue Resolution: 04/02/2015: Audit review of VOE dated 12/12/2014 and verified by CPA is dated within 30 calendar days prior to the note date.  Documentation submitted is deemed acceptable, condition cleared.
03/26/2015: Audit reviewed the lender rebuttal and has determine that a VOE for a self-employed borrower constitutes either a CPA Letter or a Verbal from CPA or a Business License within 30 calendar days prior to the note date. CPA verbal verification of employment in file is dated 11/03/14.  Condition remains.  ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Lender Response: 03/24/2015: CDA Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,170,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008407	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing rate lock verification - Please provide rate lock verification - Cleared 03/27/2015 Lender Response: 03/27/2015: Rate Lock Verification Issue Resolution: 03/27/2015: Audit review of Rate Lock verification screen shot documentation submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $920,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Servicing Disclosure Statement not provided within 3 business days of application date. - Servicing Disclosure is dated 11/15/2014, application was 9/15/2014. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: Audit review of Servicing Disclosure Statement, dated 09/16/2014, documentation submitted is deemed acceptable, condition cleared.;
																																																				FICO is higher than guideline minimum FICO is 767, minimum is 720; No Mortgage Lates Over 84 months reviewed, no lates; Years Self Employed CPA confirmed over 10 years;
300008405	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $1,254,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
Missing HUD Homeownership Organization Counseling Disclosure - Missing HUD Homeownership Organization Counseling Disclosure - Cleared 03/23/2015 Issue Resolution: 03/23/2015: Audit HUD Disclosure, dated 10/16/2014, documentation submitted is deemed acceptable, condition cleared.
;

300008404	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file - Cleared 03/30/2015 Lender Response: 03/30/2015: Field Review Issue Resolution: 03/30/2015: Field Review provided in lieu of CDA reflecting a value of $1,350,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared. ;	2	1	RB	RA	B	A	B	A	B	A	B	A
Missing Affiliated Business Disclosure - Please provide Affiliated business disclosure from initial application and closing - Cleared 03/26/2015 Lender Response: 03/26/2015: uploading submission checklist - please see bottom of page two Issue Resolution: 03/26/2015: Audit review of Affiliated business disclosure, dated 11/03/2014, documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Document submitted does not clear condition. Received Initial TIL. Please provide Affiliated Business Disclosure. Condition maintained.;

300008403	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
General Credit Exception - Provide HUD-1 from purchase of subject property in 2013. - Cleared 06/04/2015 Lender Response: A HUD-1 from the purchase of the subject property is not required as the borrower is completing a rate/term refinance to pay off the current mortgagor. Issue Resolution: 03/24/2015: Audit has reviewed loan file and determined that the condition is invalid, Condition cleared.; Missing appraisal completion certificate (442) - Missing 442 and photos to evidence completion. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: Appraisal completion certificate dated 01/27/2015 provided. No outstanding issues found. Condition cleared.; Missing VOM - Provide 12 month VOM on subject property max 0 x30. - Cleared 06/04/2015 Lender Response: The credit report dated 11/4/2014 reflects a 10 month satisfactory payment history on the subject’s current mortgage loan based on the date the loan opened 12/2013. Credit report also reflects numerous closed mortgages with satisfactory payment histories. Issue Resolution: 03/24/2015: Audit review of Credit report shows 10 month satisfactory payment history with current mortgagor and 23 months satisfactory history with previous mortgagor. Condition cleared.; Missing Certificate of Occupancy - Missing Certificate of Occupancy  - Cleared 03/24/2015 Issue Resolution: 03/24/2015: Certificate of occupancy provided. No outstanding issues found. Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - Review Appraisal Missing: A CDA Report was not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $845,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	2	1	RB	RA	B	A	B	A	B	A	B	A
Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure in the file is dated 11/25/2014 and the original application date is 11/19/2013. - Cleared 06/04/2015 Issue Resolution: 03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.
03/23/2015: Document provided shows the AFBA info is accurate as of 12/05/2014, but the application date is 11/19/13. Condition remains.
03/24/15: The Lender provided a Processor Certification stating lender does not retain any affiliated businesses.Condition Cleared.
;
																																																				DTI is lower than guideline maximum 23.28% DTI ; FICO is higher than guideline minimum 767 FICO ; Years in Field 25 yrs in field.;
300008402	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
General Credit Exception - Lender guidelines require the representative credit score to be at least 720 to waive escrows. Escrows were waived with credit score of 719. - Cleared 06/04/2015 Lender Response: 03/25/2015: Per the Lender's Operations Manual, for the state subject property is located in, if LTV is 90% or less, escrows may be waived at borrower request without conditions. There are no other underwriting conditions or overlays that apply for loans in subject property's state. Minimum FICO does not apply in subject property's state. Issue Resolution: 03/25/2015: Audit reviewed the lender rebuttal and has determine that per subject property's state CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan. LTV/CLTV is 72.94%. Condition cleared.; Missing verbal verification of employment - Lender guidelines require a verbal verification of employment within 10 days of the Note date. Verbal Verifications of Employment in file are dated 12/31/2014 & 12/29/2014 with the Note dated 12/15/2014 and loan funding 12/19/2014.  No Verbal Verification in file was performed prior to loan closing. - Cleared 04/02/2015 Issue Resolution: 04/02/2015: Audit received VOEs for borrower and CB completed on 12/10/2014 which was within 10 dyas of the note date. Condition cleared. ; Missing LOE - Lender guidelines require a signed statement from the borrowers for inquiries within 120 days of credit report. No letter of explanation provided in file. - Cleared 06/04/2015 Lender Response: The two inquiries of 7/1/14 was already reported on the credit report reflecting that the first inquiry result in an open account on 7/1/14.  The 2nd inquiry is the 1st inquiry credit card services as indicated on the loan approval in file.  Issue Resolution: 03/23/15: Audit agrees. Condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $990,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 13.60% < 43% DTI; Reserves are higher than guideline minimum 55.1 months > 15 months; FICO is higher than guideline minimum 719 > 700 FICO;
300008401	3	1	D	B	D	A	D	B	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file - Cleared 03/30/2015 Lender Response: 03/30/2015: Appraisal review Issue Resolution: 03/30/2015: A CDA report reflecting a value of $2,350,000 which is a 0% variance was provided. Condition Cleared.;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Fee totals of $676 in the GFE column vs $1,401 charged to the borrower results in a 107.25% increase, which is greater than 10% allowable.  A lender credit in the amount of $657.40 would be required to cure the tolerance issue.  A lender credit was issued on line 204 in the amount of $621.10, however, this is not enough to cure the tolerance issue. - Cured Post Close 05/21/2015 Lender Response: 04/02/2015: uploading copy of refund documentation fed x'd to borrower Issue Resolution: 04/02/2015: Notification of error, revised HUD-1, evidence of shipment and refund to borrower of $36.30 was provided. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.   Condition cleared. ; Insufficient Lender refund to RESPA violation - Fee totals of $676 in the GFE column vs $1,401 charged to the borrower results in a 107.25% increase, which is greater than 10% allowable.  A lender credit in the amount of $657.40 would be required to cure the tolerance issue.  A lender credit was issued on line 204 in the amount of $621.10, however, this is not enough to cure the tolerance issue. - Cleared 04/02/2015 Issue Resolution: 04/02/2015: Notification of error, revised HUD-1, evidence of shipment and refund to borrower of $36.30 was provided. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.   Condition cleared. ; Missing sufficient evidence of “changed circumstance” to support new GFE” - There are 2 Good Faith Estimates in file. One is dated 10/14/2014 and includes a change form based on an appraisal fee increase. However, another GFE was provided on 11/21/2014 due to a rate lock which increased the disclosed rate on the previous GFE. The GFE on 10/14/2014 shows that the interest rate is 4.125% with a monthly payment of $8,541.95. The actual interest rate is shown on the other Good Faith which is 4.25% with a monthly payment of $8,670.44. Please provide the change of circumstance form dated 11/21/2014 indicating the acknowledgment of the rate lock. - Cleared 04/09/2015 Lender Response: 04/09/2015: uploading CIC for rate change Issue Resolution: 04/09/2015: Audit reviewed the change of circumstance form reflecting change date of 11/21/2014 due to pricing/lock terms change. Documentation submitted is deemed acceptable, condition cleared.  ;

300008399	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing rate lock verification - Please provide evidence of loan lock - Cleared 03/24/2015 Issue Resolution: 03/24/15: Lock confirmation provided with a lock date of 12/22/14. Condition Cleared.;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file - Cleared 03/24/2015 Issue Resolution: 03/24/2015: A CDA report reflecting a value of $950,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008398	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the file. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $1,375,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Finance Charge Under Disclosed - Finance charge under disclosed by $461.27 due to lender not including Attorney Fee of $950. - Cleared 03/24/2015 Lender Response: 03/24/2015: DD response provided Issue Resolution: 03/24/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $950 was inadvertently included as a finance charge.  Condition cleared.; Missing Special information booklet. - Missing evidence Special Information Booklet was provided to Borrower.  - Cleared 03/24/2015 Issue Resolution: 03/24/2015: Audit review of all documentation submitted is deemed acceptable. Initial GFE found in file shows Borrower received Special Information Booklet. Condition cleared.; Good Faith Estimate not provided within 3 business days of application date. - Initial GFE not provided within 3 days of Initial application date of 12/05/14. GFE in file is dated 12/17/2014. - Cleared 03/25/2015 Lender Response: 03/25/2015: We are unable to locate any documentation indicating that the application process began prior to 12/15/14. The only document located in the file dated 12/5/14 was the sales contract but that was not the day the borrower made application. Issue Resolution: 03/25/2015: Audit has re-analyzed the loan documents and determined that the initial application date is 12/15/2014, therefore the GFE dated 12/17/2014 was provided within 3 days of the initial application.  Condition cleared. ; Prepaid Finance Charges under disclosed - Finance charge under disclosed by $461.27 due to lender not including Attorney Fee of $950. - Cleared 03/24/2015 Lender Response: 03/24/2015: DD response provided Issue Resolution: 03/24/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $950 was inadvertently included as a finance charge.  Condition cleared.;

300008396	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CC	CB	C	B	C	B	C	B	C	B
Insufficient credit history - The guidelines require a 24 month mortgage history. The borrower does not have any mortgage history listed on credit report. Borrower does not have sufficient trade lines to qualify without mortgage history. - Cleared 06/04/2015 Lender Response: 04/08/2015: Uploaded property detail report for present address confirming property is titled in the name of non app spouse.
04/07/2015: Borrower has provided a letter of explanation that is very clear. The house at the borrower's current residence is owned by his wife as sole and separate property. The property was owned by her before they were dating. He is not responsible for taxes, insurance, or mortgage. The non applicant spouse is completely responsible for the property and spouse is not on application. See borrowers Schedule A of the 2013 personal return for evidence that he does not pay mortgage interest, or property taxes. With regards to the lack of mortgage history, Lender approved due to other compensating factors. Borrower has $1.3MM in post-closing reserves.
03/26/2015: Uploaded Lender's Manager's variance approval for lack of mortgage history. Comp factors: dti, reserves, great credit. Issue Resolution: 04/08/2015: Audit review of property detail report for borrower's current residence confirming property is titled in the name of non app spouse, documentation submitted is deemed acceptable, Spouse took title on 09/11/2006.  Condition cleared.
04/07/2015: Audit reviewed the lender rebuttal and has determine that a property profile report is required for borrower's current residence to verify nothing has been recorded in the borrower's name.  Condition remains.
03/31/2015: Need evidence that the borrower is not liable for the mortgage and taxes and insurances for his primary residence,. The only item in the loan file is an LOX from the Borrower. Need proof that he is not liable. Husband and wife live in property.  Additionally, borrower does not have sufficient trade lines to qualify without mortgage history. Additionally conditions may apply once received. ; LTV Exceeds Guideline Limit - The subject mortgage is a purchase loan with a loan-to-value (LTV) of 80%. According to Lender guidelines, the maximum LTV for a second home is 75%. The submitted LTV of 80% exceeds Lender's guidelines for this type of property. - Acknowledged 06/04/2015 Issue Resolution: Borrower has a 786 FICO with a DTI of 17% based solely on his base income without bonuses. Borrower also has more than $1 million in assets which more than covers the reserve requirement of 12 months. Borrower shows great ability to save; steady job history; and good use of credit.; Ineligible Transaction - Lender guidelines do not allow for properties with more than 10 acres. Subject property has 43.98 acres of land.  - Acknowledged 05/26/2015 Lender Response: 04/07/2015: Property with over 10 acres is eligible if they are common to the area and comparable properties are available for comparison. These properties must go through the variance process for approval and receive an acceptable CRR rating from the Appraisal Review Team. ART has approved and comps exhibit similar acreages...acreage is common to the area. Issue Resolution: 04/13/2015: Audit has reviewed the acres, appraisal and CDA and has determined that 43 acres does not materially affect the subject loan.  Compensating factors include 17% DTI, 786 FICO and 380 months reserves. Loan outside of lender guides and will be rated a B.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file - Cleared 03/24/2015 Lender Response: 03/24/2015: CDA Issue Resolution: 03/24/2015: A CDA report reflecting a value of $950,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 17% DTI; FICO is higher than guideline minimum 786 Credit Score; Reserves are higher than guideline minimum 380.2 months of reserves;
300008395	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 03/24/2015 Lender Response: 03/24/2015: CDA Issue Resolution: 03/24/2015: A CDA report reflecting a value of $710,000 which is a 0% variance was provided. Condition Cleared.;	3	1	RC	RA	C	A	C	A	C	A	C	A
Missing HUD Homeownership Organization Counseling Disclosure - HUD Homeownership Organization Counseling Disclosure not provided in file. - Cleared 03/24/2015 Lender Response: 03/24/2015: uploaded H.O. counseling disc Issue Resolution: 03/24/2015:  Audit review of HUD Homeownership Organization Counseling Disclosure, dated 10/29/2014, documentation submitted is deemed acceptable, condition cleared. ;

300008391	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - Review Appraisal Missing: A CDA Report was not provided - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $1,205,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Loan does not meet criteria for Qualified Mortgage - 43.50% DTI exceeds 43.00% DTI under QM. Lender excluded a revolving account that was showing on the credit report refresh prior to closing.  Cannot validate that it is a duplicate account.  - Cleared 06/15/2015 Lender Response: 04/07/2015: Comparing the 2 revolving accounts in question on the refresh report indicates that the first 12 digits of the 1st account are the same, open dates are the same, High Credit and the $800 balances are the same. One account has a complete 16 digit account number. Lender has no reason to believe that this is not a duplicate account. Borrower has 23 yrs service with employer and the ltv is 43%. Issue Resolution: 04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determine that the 2 revolving accounts in question are duplicates and the most current credit report reflects a balance of $800 with a monthly payment of $28.  DTI is now 41.41% which is below guideline maximum of 43%.  Condition cleared. ; Debt to Income Ratio utilizing QM methodology exceeds 43% - 43.50% DTI exceeds 43.00% DTI under QM. Lender excluded a revolving account that was showing on the credit report refresh prior to closing.  Cannot validate that it is a duplicate account.  - Cleared 06/15/2015 Lender Response: 04/07/2015: Comparing the 2 revolving accounts in question on the refresh report indicates that the first 12 digits of the 1st account are the same, open dates are the same, High Credit and the $800 balances are the same. One account has a complete 16 digit account number. Lender has no reason to believe that this is not a duplicate account. Borrower has 23 yrs service with employer and the ltv is 43%. Issue Resolution: 04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determine that the 2 revolving accounts in question are duplicates and the most current credit report reflects a balance of $800 with a monthly payment of $28.  DTI is now 41.41% which is below guideline maximum of 43%.  Condition cleared. ; Ability to Repay Non-Compliant:  DTI is greater than guideline requirement when utilizing ATR qualifying methods - 43.50% DTI is greater than 43.00% DTI requirement utilizing ATR qualifying methods. Lender excluded a revolving account that was showing on the credit report refresh prior to closing.  Cannot validate that it is a duplicate account.  - Cleared 06/15/2015 Lender Response: 04/07/2015: Comparing the 2 revolving accounts on the refresh report indicates that the first 12 digits of the 1st account in question are the same, open dates are the same, High Credit and the $800 balances are the same. One account has a complete 16 digit account number. Lender has no reason to believe that this is not a duplicate account. Borrower has 23 yrs service with employer and the ltv is 43%. Issue Resolution: 04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and has determine that the 2 revolving accounts in question are duplicates and the most current credit report reflects a balance of $800 with a monthly payment of $28.  DTI is now 41.41% which is below guideline maximum of 43%.  Condition cleared. ;

300008390	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing payment history - Provide evidence property 1 mortgage payment for 11/2014 reflects 0x30. - Cleared 06/04/2015 Lender Response: 03/25/2015: The credit report in file is dated 10/26/14 and verifies a satisfactory mortgage payment history for property 1 from 3/2013 through 10/2014 with 0x30; Lender does not require verification of any additional mortgage payments while the credit report is unexpired. Issue Resolution: 03/25/2015: Audit reviewed the lender rebuttal and has determine that the credit report dated 10/26/2014 reflects 0x90 lates, credit report is sufficient to verify no lates on mortgage.  Condition cleared. ; Missing Evidence of HOA Fees - Missing confirmation  of annual hazard insurance and monthly HOA obligation for both rental properties.   - Cleared 06/04/2015 Lender Response: 03/25/2015: HOI policy for Property 1 uploaded for your review. HOA statement for property 2 uploaded for your review. There are no HOA dues on property 1 as this is a SFD. There is no insurance on property 2 per 2013 and 2012 tax returns Schedule E . Property 2 is a condo owned free & clear by the borrower and insurance is not mandatory. Issue Resolution: 03/25/2014: Audit review of HOA for property 2 (free & clear) reflects $234 per month versus lender amount of $297.10 and Hazard Insurance for property 1(SFR) reflects $888yr/$74 per month versus lender amount of $77.98.  DTI changed from 31.19% to 30.98% current.  Documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Lender Response: 03/24/2015: Appraisal review Issue Resolution: 3/24/2015: A CDA report reflecting a value of $865,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 31.19% DTI ; FICO is higher than guideline minimum 802 FICO ; Years in Field 9 yrs in field;
300008388	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 03/24/2015 Lender Response: 03/24/2015: Appraisal review Issue Resolution: 03/24/2015: A CDA report reflecting a value of $2,590,000 which is a 0% variance was provided. Condition Cleared. ;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008384	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing final application (1003) - Missing final 1003 executed by the Lender - Cleared 03/31/2015 Lender Response: 03/31/2015: executed 1003 Issue Resolution: 03/31/2015: Audit review of final 1003 executed by the Lender submitted is deemed acceptable, condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report not provided in file - Cleared 03/24/2015 Lender Response: 03/24/2015: Appraisal review Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,200,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		CLTV is lower than guideline maximum 73.75% CLTV; FICO is higher than guideline minimum 745 FICO; DTI is lower than guideline maximum 39.70% DTI;
300008383	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing verbal verification of employment - Verbal Verification of Employment in file is dated 01/30/2015 with the Note dated 01/16/2015 and loan funding 01/23/2015.  No Verbal Verification in file that was performed prior to loan closing. - Acknowledged 03/26/2015 Lender Response: 03/26/2015: VOE Issue Resolution: 03/26/2015: Audit acknowledges that the WVOE, dated 12/22/2014, documentation submitted was not within 10 days prior to the Note date of 01/16/2015, however a verification of employment was also provided dated after the Note date on 01/30/2015.  Borrower has a LTV/CLTV of 67.92%, FICO of 770 and 64 months of Reserves.  Loan will be rated a B. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the file - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $1,326,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Affiliated Business Disclosure - Missing evidence Affiliated Business Disclosure was provided to borrowers within 3 business days of initial application dated 12/15/2014. - Cleared 03/24/2015 Lender Response: No ABS's. See submmission checklist Page 2. Issue Resolution: 03/24/2015: Document provided stating no ABA's. No outstanding issues found. Condition cleared.; Finance Charge Under Disclosed - Finance charge under disclosed by $251.99.  The Lender did not include Attorney Fee of $190 and Archival Fee of $50. - Cleared 04/07/2015 Lender Response: 04/07/2015: TIL calculation Issue Resolution: 04/07/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $190 was inadvertently included as a finance charge.  Condition cleared.; Prepaid Finance Charges under disclosed - Finance charge under disclosed by $251.99.  The Lender did not include Attorney Fee of $190 and Archival Fee of $50. - Cleared 04/07/2015 Lender Response: 04/07/2015: TIL calculation Issue Resolution: 04/07/2015: Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $190 was inadvertently included as a finance charge.  Condition cleared.;

300008382	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Failure to obtain Documentation - Missing a letter of explanation from the Borrower regarding continual decline of total income from 2012 through year end 2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: LOE for Income decline Issue Resolution: 03/27/2015: Audit review of LOE for Income decline was due to commission model change, documentation submitted is deemed acceptable. 2014 W2 income was $342,201.01 and 2013 W2 income was $343,481.37, commission in 2014 was slightly less than 2013. Condition cleared. ;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Lender Response: 03/24/2015: Appraisal review Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,150,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008381	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A	Missing appraisal - Missing required second appraisal with a value of $1,500,000 as required by Loan Approval - Cleared 06/04/2015 Lender Response: 03/24/2015: Lender guidelines require only one appraisal for loan amounts less than or equal to $1,500,000; the loan amount on this file is $1,200,000. Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that per Credit Policy Guidelines dated 01/15/2015, loans that require two appraisals have loan amounts less than or equal to $1,500,001 and subject loan amount is $1,200,000. Condition cleared.;	3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided - Cleared 03/24/2015 Lender Response: 03/24/2015: Appraisal review Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,525,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008378	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Failure to obtain 3rd party verification of employment - Borrower is self employed. Need a VOE from CPA verifying employment for Borrower. - Cleared 06/04/2015 Lender Response: 04/01/2015:  Business license obtained as 3rd party verification for borrower's current self-employed business as listed on the 1003 application. License shows the company was filed in 1989 and is currently active and lists our borrower as agent. License uploaded for your review. Issue Resolution: 04/01/2015: Audit review of borrower's current self-employed business as listed on the 1003 application, a business license obtained as 3rd party verification dated as of 11/11/2014 documentation submitted is deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $1,660,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Good Faith Estimate not provided within 3 business days of application date. - Good Faith Estimate not provided within 3 business days of application date. The Good Faith Estimate was provided on 10/28/2014 and the application date is 09/05/2014. - Cleared 03/24/2015 Lender Response: 03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
This loan is a primary purchase. The property address was not determined until the last party signed the contract on 10-22-14. Therefore all 6 elements could not be determined until after that date.  Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Initial application in loan file shows address and application date of 09/05/2015. Please provide screen shot of your system showing the date property address was entered in the system. Condition remains.; Servicing Disclosure Statement not provided within 3 business days of application date. - Servicing Disclosure Statement not provided within 3 business days of application date. The Servicing Disclosure Statement was provided on 10/28/2014, and the application date is 09/05/2014. - Cleared 03/24/2015 Lender Response: 03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14
This loan is a primary purchase. The property address was not determined until the last party signed the contract on 10-22-14. Therefore all 6 elements could not be determined until after that date.  Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Initial application in loan file shows address and application date of 09/05/2015. Please provide screen shot of your system showing the date property address was entered in the system. Condition remains.; Affiliated Business Disclosure not provided within 3 business days of application date. - Affiliated Business Disclosure not provided within 3 business days of application date. Affiliated Business Disclosure was provided on 10/28/2014 and the application date is 09/05/2014.  - Cleared 03/24/2015 Lender Response: 03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14 Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.
; Special Information Booklet not provided within 3 business days of application date. - Special Information Booklet not provided within 3 business days of application date. The Special Information Booklet was provided on 10/28/2014, and the application date is 09/05/2014. - Cleared 03/24/2015 Lender Response: 03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14 Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.
; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - Initial TIL not provided within 3 Business days of application - MDIA violation (Lender Disclosure). The Initial TIL was provided on 10/28/2014, and the application date is 09/05/2014.   - Cleared 03/24/2015 Lender Response: 03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14 Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Appraisal disclosure was provided on 10/28/2014, the application date is 09/05/2014.  - Cleared 03/24/2015 Lender Response: 03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14 Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.; HUD Homeownership Counseling Disclosure not provided within 3 days of application - HUD Homeownership Counseling Disclosure not provided within 3 days of application. HUD Homeownership Counseling Disclosure was provided on 10/28/2014, and the application date is 09/05/2014. - Cleared 03/24/2015 Lender Response: 03/24/2015: Uploading a copy of the AUDIT Field 11 showing property selected on 10-28-14 Issue Resolution: 03/24/2015: Audit reviewed the lender rebuttal and has determine that the screen shot reflecting property entered into the system was dated 10/28/2014 which should also be the application date, therefore all disclosures are within the 3 business days of application.  Documentation submitted is deemed acceptable, condition cleared.
03/24/2015: Unable to view, Document was not attached. Please attached for review. Condition remains.;

300008377	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Failure to obtain Evidence of Self Employment - The Lender Residential Credit Policy requires the lender to obtain verification of self-employment through a third party source dated within 30 days of the Note date.  The file contained only an internet search with no ownership verification. - Acknowledged 06/04/2015 Lender Response: 03/30/2015: Uploaded Secretary of State Document indicating business is still active. Borrower has been in business 34 years. Issue Resolution: 03/30/2015: Audit acknowledges that a VOE was not provided within 30 days of the Note date of 11/25/2014, however a verification of employment was  provided dated after the Note date on 03/27/2015 (copy of business license by State).  Borrower has a DTI of 19.52%, FICO of 815 and 280 months of Reserves.  Loan will be rated a B.

; Failure to obtain Verbal Verification of Employment - Lender's Residential Credit Policy requires a verification of employment within 10 days of the note date for salaried employees.  Missing VVOE for co-borrower. - Cleared 06/04/2015 Lender Response: 03/30/2015: Lender has excluded from qualifying the $10,000 monthly salary for the coborrower. The income is not needed for qualifying. Uploaded new 1003/1008.  Issue Resolution: 03/30/2015: Audit reviewed the lender rebuttal and has determine that the income for the co-borrower was not used to qualify, therefore a VVOE is not required.  Condition cleared. ; Cash Out Exceeds Maximum Allowable - The borrowers received $885,781.38 cash at closing, the Lender's Guidelines dated 10/20/2014 allow a maximum of $300,000 on an LTV >55%. - Cleared 06/04/2015 Lender Response: 04/10/2015: Since subject property is located in an escrow state, final document will not be signed. only the estimate was signed. Transaction was a cash purchase. See prelim title also, Document was recorded on Oct 2, 2014. The purchase was executed as evidenced by the final settlement statement and the title.
04/09/2015: Uploaded the Buyers Final Settlement Statement from the purchase.
03/30/2015: Cash-out amounts on a technical refinance do not require a variance; it is built in to the lending matrix. Tech Refi Transactions are coded as Cash-Out for pricing only but Technical Refinance "loan amounts" and "LTV's" follow purchase & r/t refinance guidelines. Issue Resolution: 4/14/2015:  Final HUD I stamped true and certified provided, condition cleared.
04/10/2015: Audit reviewed the lender rebuttal and has determine that per client guidance, the settlement statement is required to be certified by the settlement agent.  Condition remains.
4/9/15: Applicable underwriting guidelines require verification of purchase via 'Executed HUD1'. Unexecuted settlement statement provided is not sufficient.
03/30/2015: Audit reviewed the lender rebuttal and has determine that per guidelines dated 10/20/2014, documentation requirements for a technical refinance are as follows:an executed HUD-1 from the purchase transaction which a) must reflect no financing was obtained to purchase the subject property and b) will be used to document the original purchase price. The source of funds used in the purchase transaction must be fully documented (e.g. bank statements, personal loan documents, HELOC on another property, etc.) and must be the borrower’s own funds (e.g. gift funds, inheritance, etc. are ineligible) If business funds were used, the borrower/co-borrower must be 100% owner of the business entity.  Borrower/Co-borrower may each own fractional parts of the business as long as combined ownership equals 100%. Condition remains.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in the file. - Cleared 03/24/2015 Lender Response: 03/24/2015: Appraisal review Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,185,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
Reserves are higher than guideline minimum Only 12 months reserves required, borrowers have over 100 month; FICO is higher than guideline minimum FICO is 817, minimum is 720; DTI is lower than guideline maximum DTI is 17%, maximum is 43%;

300008376	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 03/24/2015 Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,175,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008375	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing asset documentation - Asset worksheet reflects funds from Asset account #1 on the 1003 application was used for reserves.  Missing terms of withdrawal. - Cleared 06/11/2015 Lender Response: 03/27/2015: Uploaded terms and conditions for withdrawal. Borrower has retired, left employer and is receiving pensions. Issue Resolution: 03/27/2015: Audit review of Asset account #1 on the 1003 application terms and conditions for withdrawal documentation submitted is deemed acceptable, condition cleared. ; Underwriting Guidelines Breach - Lender guides require a 24 months rental history. The borrower only provided 12 months.
 - Acknowledged 05/26/2015 Issue Resolution: Audit reviewed the loan file and determined that a 2 year rental history does not affect the overall ability to repay the subject loan.  Compensating factors include: 772 FICO, 21 mos reserves
;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not in the file. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: A CDA report reflecting a value of $1,290,000 which is a 0% variance was provided. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		FICO is higher than guideline minimum 772 compared to 720. ; Reserves are higher than guideline minimum 55 months compared to 18. ; DTI is lower than guideline maximum 40.07% compared to 43%. ;
300008371	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $1,000,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008370	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report is required. - Cleared 03/23/2015 Issue Resolution: 03/24/15: A CDA report was provided. No outstanding issue found. Condition cleared. ;	3	1	RC	RA	C	A	D	A	C	A	C	A
Missing Good Faith Estimate - Missing initial GFE - Cleared 03/23/2015 Issue Resolution: 03/23/15: The initial GFE dated 12/01/14 was provided. Condition cleared. ; Servicing Disclosure Statement not provided within 3 business days of application date. - The Servicing Disclosure Statement was provided on 12/01/2014 and the original application date is 10/26/2014. - Cleared 03/23/2015 Lender Response: The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.  Issue Resolution: 03/24/15: Document provided. No outstanding issues found. Condition cleared.; Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure was provided on 12/12/2014 and the original application date is 10/26/2014. - Cleared 03/23/2015 Lender Response: The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.  Issue Resolution: 03/24/15: Document provided. No outstanding issues found. Condition cleared.; Missing Initial Truth in Lending (Lender Disclosure) - Missing initial TIL - Cleared 03/23/2015 Lender Response: The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.  Issue Resolution: 03/23/15: Lender provided the initial TIL dated 12/01/14. No conditions noted. Condition Cleared. ; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - The Appraisal Disclosure was provided on 12/02/2014 and the original application date is 10/26/2014. - Cleared 03/23/2015 Lender Response: The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.  Issue Resolution: 03/24/15: Document provided. No outstanding issues found. Condition cleared.; HUD Homeownership Counseling Disclosure not provided within 3 days of application - The HUD Homeownership Counseling Disclosure was provided on 12/01/2014 and the original application date is  10/26/2014. - Cleared 03/23/2015 Lender Response: The property was TBD until 12/1/2014 per Audit Trail provided below. Disclosures were sent on 12/1/2014 when the property address was input.  Issue Resolution: 03/24/15: Document provided. No outstanding issues found. Condition cleared.;

300008369	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $890,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008368	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
DTI Exceeds Guidelines - DTI of 72.96% > 43% max DTI allowed per Lender's Credit Guidelines dated 12/22/2014.  The Lender did not include non occupying co-borrowers primary housing expense in debt ratios.  The lender also included rental income for the Borrowers departure residence, however did not document sufficient Equity position and did not provide a lease agreement with documented security deposit. - Cleared 06/04/2015 Lender Response: 04/03/2015: Declaration questions were in error. This is not a non-occupant situation. Both borrowers will reside in subject. 1003 will be corrected. see appraisals and leases for both departure residences. Issue Resolution: 04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for departure residence including a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement  reflecting the credit to account, all rental income included. Condition cleared.; Missing verbal verification of employment - Lender's Residential Credit Policy requires a verification of employment within 30 days of the note date for self employed borrowers.  Missing third party verification of employment for co-borrower. - Cleared 06/04/2015 Lender Response: 04/02/2015: Uploaded v.voe for s/e borrower.  Issue Resolution: 04/02/2015: Audit review of VOE dated 12/02/2014, copy of business license, was provided within 30 days of the note date (12/09/2014) for self employed borrowers.  Documentation submitted is deemed acceptable, condition cleared. ; Incomplete Income Documentation - Lender used rental income from borrowers departure residence for qualifying.  Lender Credit Guidelines dated 12/22/2014 requires documented equity of at least 30% in the current primary residence derived from a current (dated within 120 days of the appraisal’s effective date) appraised value minus all outstanding liens rental income must be documented with a copy of the fully executed lease agreement and the receipt of a security deposit from the tenant, and deposit into the borrower’s account.  This documentation was not provided. - Cleared 06/04/2015 Lender Response: 04/03/2015: Uploaded appraisals, leases, and proof of sec dep received. Issue Resolution: 04/03/2015: Audit review of appraisal for REO property #2 on the 1003 application reflects value of $950,000 and owes $246,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Property appraisal for the departure residence reflects value of $685,000 and owes $54,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Condition cleared.; Underwriting Guidelines Breach - Lender's Residential Credit Policy requires the Occupant Borrower’s total stand-alone DTI not exceed 50.00% when an Non Occupying Co-Borrower is used.  The occupying Borrowers total debt ratio of 140.34% exceeds the maximum of 50%. - Cleared 06/04/2015 Lender Response: 04/03/2015: Declaration questions were in error. This is not a non-occupant situation. Both borrowers will reside in subject. 1003 will be corrected. Issue Resolution: 04/03/2015: 04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement  reflecting the credit to account. Documentation for the departure residence include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income now included. Condition cleared.; Missing Balance Sheet - Missing YTD Balance Sheet co-borrower's current self-employment per the 1003 application.  - Cleared 06/04/2015 Lender Response: 04/07/2015: YTD Balance Sheet Issue Resolution: 04/10/2015: A YTD Balance sheet provided indicates the company name of the co-borrower's self employment. Condition cleared.
04/07/2015: Audit review of Balance Sheet documentation submitted does not reflect the company name.  Condition remains.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided in the file - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $880,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RD	RA	D	A	D	A	D	A	D	A
Loan does not meet criteria for Qualified Mortgage - Loan does not meet criteria for Qualified Mortgage due to DTI of 72.96% is greater than 43% maximum debt to income ratio utilizing QM methodology. - Cleared 06/04/2015 Lender Response: 04/03/2015: Income was calculated using leases for both departure residences. DTI using lease income is < 43%. Issue Resolution: 04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for the departure residence include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income included. Condition cleared.; Debt to Income Ratio utilizing QM methodology exceeds 43% - Debt to income ratio of 72.96% exceed the 43% maximum debt to income ratio utilizing QM methodology. - Cleared 06/04/2015 Lender Response: 04/03/2015: Income was calculated using leases for both departure residences. DTI using lease income is < 43%. Issue Resolution: 04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for the departure residence include  signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income included. Condition cleared.; Ability to Repay Non-Compliant:  Missing evidence of income documentation - Lender used rental income from borrowers departure residence for qualifying.  ATR requires documented equity of at least 30% in the current primary residence derived from a current (dated within 120 days of the appraisal’s effective date) appraised value minus all outstanding liens rental income must be documented with a copy of the fully executed lease agreement and the receipt of a security deposit from the tenant, and deposit into the borrower’s account.  This documentation was not provided. - Cleared 06/04/2015 Lender Response: 04/03/2015: Uploaded appraisals under other finding. Issue Resolution: 04/03/2015: Audit review of appraisal for REO property #2 as listed on the 1003 application reflects value of $950,000 and owes $246,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Property appraisal for the departure residence reflects value of $685,000 and owes $54,000, therefore property has at least 30% of equity.  Signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Condition cleared.; Ability to Repay Non-Compliant:  Missing evidence that lender verified the borrower(s) employment in qualification - ATR requires a verification of employment for self employed borrowers.  Missing third party verification of employment for co-borrower. - Cleared 04/02/2015 Lender Response: 04/02/2014: Provided Issue Resolution: 04/02/2015: Audit review of VOE dated 12/02/2014, copy of business license, was provided within 30 days of the note date (12/09/2014) for self employed borrowers.  Documentation submitted is deemed acceptable, condition cleared. ; Ability to Repay Non-Compliant:  DTI is greater than guideline requirement when utilizing ATR qualifying methods - DTI is greater than guideline requirements when utilizing ATR qualifying method.  Debt to income of 72.96% exceed 43% max DTI allowed when utilizing ATR qualifying methods.  The Lender did not include non occupying co-borrowers primary housing expense in debt ratios.  The lender also included rental income for the Borrowers departure residence, however did not document sufficient Equity position and did not provide a lease agreement with documented security deposit. - Cleared 06/04/2015 Lender Response: 04/03/2015: Income was calculated using leases for both departure residences. DTI using lease income is < 43%. Issue Resolution: 04/03/2015: Audit review of all documentation submitted is deemed acceptable, audit DTI at 41.75% vs 42.43% per 1008 with the difference being monthly taxes per audit of $742.49 vs $916.67 per 1008/1003.  Documentation for REO property #2 on the 1003 application include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,600; security deposit ($5,000) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account. Documentation for the departure residence include a signed lease provided from 02/15/2015 - 02/15/2016 reflects monthly rent of $3,975; security deposit ($4,500) documentation submitted includes a copy of the check, check deposit slip and bank statement reflecting the credit to account, all rental income included. Condition cleared.;

FICO is higher than guideline minimum Fico: 783 > 720 minimum required; LTV is lower than guideline maximum LTV:  71.59 % is < 80% maximum allowed; Reserves are higher than guideline minimum 24.68 mos reserves > 12 mos required;

300008367	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing hazard insurance declaration - Provide copy of master insurance policy with subject address including unit#.  - Cleared 06/11/2015 Lender Response: 04/07/2015: Master insurance policy including unit number Issue Resolution: 04/07/2015: Audit review of master insurance policy including unit number documentation submitted is deemed acceptable, condition cleared. ; Missing VOR - Missing 12 month VOR reflecting 0 x30 - Cleared 06/04/2015 Lender Response: 04/07/2015: Per the lender's guidelines, First Time Home Buyers require a minimum of 3 trade lines, all established with a minimum of 24 months history AND a satisfactory VOR for the last 12 months. If a VOR is not available (ie applicant lives at home) the credit report must show 3 OPEN and ACTIVE tradelines. VOR was only available for 9 months, however, borrower has 3 OPEN and ACTIVE tradelines. Uploaded VOR for 9 mos. See first trade line from current landlord. Issue Resolution: 04/07/2015: Audit reviewed the lender rebuttal and has determine that per guidelines dated 12/08/2014, First Time Home Buyers require a minimum of 3 trade lines, all established with a minimum of 24 months history AND a satisfactory VOR for the last 12 months. If a VOR is not available (ie borrower lives at home) the credit report must show 3 OPEN and ACTIVE tradelines. Credit Report reflects 9 months of rental history with no lates and borrower has 3 open tradelines.  Condition cleared.
;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $530,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	2	1	RB	RA	B	A	B	B	B	A	B	A
Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 15.45%. The Lender was required to provide a cure in the amount of $37.89.  - Cured Post Close 05/21/2015 Issue Resolution: Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $87.88.  The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'. ;
																																																				DTI is lower than guideline maximum 25.51% DTI; FICO is higher than guideline minimum 752 FICO ; Years in Field 20 yrs in field;
300008366	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
General Credit Exception - Paystubs were provided for the co-borrower's employment with current employer listed on the 1003 application. The paystubs reflect a monthly income of $5,333.33.  It appears that the co-borrower is paid once monthly.  The written VOE provided by the employer reflects a yearly income of $70,400 or $5,866.67. There was no explanation in the loan file for this discrepancy. Provide a letter of explanation from the employer for this discrepancy and to support use of higher income.  - Cleared 06/11/2015 Lender Response: 04/07/2015: The coborrower  was promoted. VVOE and most recent paystub supports.
04/02/2015: Uploaded paystubs Issue Resolution: 04/07/2015: Audit has re-analyzed the loan documents, as well as the lender rebuttal, and determined that the job title was included on the paystub as verification of promotion with higher salary.  Condition cleared.
04/02/2015: Audit reviewed paystubs submitted, paystub for the "period end date" of 11/30/2014 reflects $5,333.33 and paystub for the "period end date" of 12/31/2014 reflects $5,866.66.  A letter of explanation from the employer for this discrepancy and to support use of higher income was not provided. Condition remains. ; Insufficient Reserves - Lender Guidelines dated 12/01/2014 require 12 months reserves for the subject property. The loan file contained verified assets of $84,902.37. The loan file required reserves in the amount of $91,488.36, a shortage of $6,585.99.  - Cleared 06/04/2015 Lender Response: 04/02/2015: The 12 month reserve requirement would be $74,917. 6 mos liquid = $37,458.78. Borrower had $23,355.24 minus $3,077.37 at closing which equals $20,277.87. Liquid reserves were 3.24 months. A variance was approved based on mitigating factors, low dti, great credit, low ltv/cltv, as well as other factors. Borrower has 12 mos overall reserves at closing. B1 has high income potential at current employment. Issue Resolution: 04/07/2015: Audit has re-analyzed the loan documents and determined that the 2nd mortgage payment has been deferred per agreement.  Payment calculated as $1, therefore total reserves required are $77,355.  No shortage, condition cleared.
04/02/2015: Audit has re-analyzed the loan documents and determined that per QM, Debt payments do not have to be classified as projected obligations if the consumer provides written evidence that the debt will be deferred to a period outside the 12-month timeframe.  A payment for the 2nd lien Note has been included until verification of deferment as stated above.  Therefore, required reserves are higher than lender reserves.  Condition remains.
; Missing Documentation - Provide evidence of the 2nd lien mortgage payment amount.  The 1008 in file reflects payment of $1.00 for this lien. Provide evidence to support use of this payment amount.  - Acknowledged 06/11/2015 Lender Response: 04/07/2015: Duplicate condition
04/02/2015: Payments have not been made; nor are they required under the terms of with the current employer Home Loan Program. This is a 2nd mortgage benefit used for retention and recruitment. loan Interest is deferred (see #5) and principal is not due until end of 10 yr term (see #6). Issue Resolution: 04/10/2015: Audit review of VOM dated 04/08/2015 from current employer reflects $0 mortgage payments due, documentation submitted was not within 10 days prior to the Note date of 02/09/2015.  Borrower has a LTV/CLTV of 64.43%, FICO of 727 and 15yrs in primary residence.  Loan will be rated a B.
4/07/2015: Audit has re-analyzed the loan documents and determined that the borrower's current employer Home Loan Program Letter of Agreement reflects a maximum loan amount $120,000 in which the loan Interest is deferred and principal is not due until end of 10 yr term. Documentation submitted is deemed acceptable, condition cleared.
04/02/2015: Audit has re-analyzed the loan documents and determined that a VOM or LOE is required from the lien holder, the current employer, verifying no payments have been made in the past 12 months.  Condition remains. ; Missing income documentation - Lender's guidelines dated 12/01/2014 require paystubs to be dated no more than 30 days prior to the initial application date. The initial application date is 12/02/2014 and the most recent paystub for the borrower is dated 10/15/2014 and the most recent paystub for the co-borrower is dated 10/31/2014. Both paystubs exceed 30 days of the initial application. Provide updated paystubs.   - Cleared 06/04/2015 Lender Response: 04/02/2015: Uploaded paystubs. Issue Resolution: 04/02/2015: Audit review of co-borrower paystubs with dates from 11/01/2014 through 12/31/2014 submitted are deemed acceptable, condition cleared.
04/02/2015: Audit review of borrower's 4 paystubs with dates from 11/16/2014 through 01/15/2015 submitted are deemed acceptable, however no paystubs for the co-borrower dated no more than 30 days prior to the initial application date were provided.  Condition remains.; Missing asset documentation - Lender Guidelines dated 12/01/2014 requires at least 6 months of the total reserve requirement to come from liquid assets.  The reserve requirement for the subject property totals $91,488.36. The file documented liquid assets in the amount of $15,440.88.  - Cleared 06/11/2015 Lender Response: 04/02/2015: The 12 month reserve requirement would be $74,917. 6 mos liquid = $37,458.78. Borrower had $23,355.24 minus $3,077.37 at closing which equals $20,277.87. Liquid reserves were 3.24 months. A variance was approved based on mitigating factors, low dti, great credit, low ltv/cltv, as well as other factors. Borrower has 12 mos overall reserves at closing. B1 is a new physician with high income potential with current employment. 03/30/2015: A variance for less than 6 months liquid reserves was approved with compensating factors. Uploaded Variance approval. Issue Resolution: 04/07/2015: Audit has re-analyzed the loan documents and determined that the 2nd mortgage payment has been deferred per agreement.  Payment calculated as $1, therefore total reserves required are $77,355.  No shortage, condition cleared.
04/02/2015: Audit has re-analyzed the loan documents and determined that per QM, Debt payments do not have to be classified as projected obligations if the consumer provides written evidence that the debt will be deferred to a period outside the 12-month timeframe.  A payment for the 2nd lien Note has been included until verification of deferment as stated above.  Therefore, required reserves are higher than lender reserves.  Condition remains.
03/31/2015: Audit reviewed lender rebuttal and needs to evidence that the original purchase transaction of the subject property came from the borrower's own funds. ; Missing VOM - Provide mortgage history for 2nd lien mortgage in the amount of $120,000 with the borrower's current employer.  - Acknowledged 06/04/2015 Lender Response: 04/02/2015: Payments have not been made; nor are they required under the terms with the current employer Home Loan Program. This is a physician 2nd mortgage benefit used for retention and recruitment. loan Interest is deferred (see #5) and principal is not due until end of 10 yr term (see #6). Issue Resolution: 04/10/2015: Audit review of VOM dated 04/08/2015 from current employer reflects $0 mortgage payments due, documentation submitted was not within 10 days prior to the Note date of 02/09/2015.  Borrower has a LTV/CLTV of 64.43%, FICO of 727 and 15yrs in primary residence.  Loan will be rated a B.
04/07/2015: Audit has re-analyzed the loan documents and determined that a VOM or credit supplement is required. Need to verify loan is currently in deferment. Condition remains.
04/02/2015: Audit has re-analyzed the loan documents and determined that a VOM or LOE is required from the lien holder, the current employer, verifying no payments have been made in the past 12 months.  Condition remains. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided. - Cleared 03/24/2015 Issue Resolution: 03/24/15: CDA provided reflecting a value of $1,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Loan does not meet criteria for Qualified Mortgage - The borrower's 2012 and 2013 tax returns a reflect Schedule E S-Corp.  The file did not contain the K1s to support the borrower's percentage of ownership.  Provide copy of K1's for 2012 and 2013. Additional conditions may apply.  - Cleared 06/04/2015 Lender Response: 04/02/2015: This income source was prior employment for B1 and does not continue and was not used for qualifying. No further documentation is required. Letter of explanation is that the company is no longer active. Uploaded letter. Issue Resolution: 04/02/2015: Audit has re-analyzed the tax returns/transcripts documentation, as well as lender rebuttal, and determined that the 2013 Tax Returns and Tax Transcripts reflect no self-employment income.  Signed letter provided by borrower states that the business is no longer active.  Condition cleared. ; Ability to Repay Non-Compliant:  Lender did not include all recurring monthly debt payments in qualification of the borrower(s) - Provide evidence of the 2nd lien mortgage payment amount.  The 1008 in file reflects payment of $1.00 for this lien. Provide evidence to support use of this payment amount.  - Cleared 06/11/2015 Lender Response: 04/10/2015: Provided VOM for the 2nd lien physicians loan.
04/02/2015: Payments have not been made; nor are they required under the terms of the borrower's current employer Home Loan Program. This is a physician 2nd mortgage benefit used for retention and recruitment. loan Interest is deferred (see #5) and principal is not due until end of 10 yr term (see #6). Issue Resolution: 04/10/2015: Audit review of VOM dated 04/08/2015 from borrower's current employer reflects $0 mortgage payments due, documentation submitted was not within 10 days prior to the Note date of 02/09/2015.  Borrower has a LTV/CLTV of 64.43%, FICO of 727 and 15yrs in primary residence.  Loan will be rated a B for credit. Compliance condition cleared. 04/07/2015: Audit has re-analyzed the loan documents and determined that a VOM or credit supplement is required. Need to verify loan is currently in deferment. Condition remains.
04/02/2015: Audit has re-analyzed the loan documents and determined that a VOM or LOE is required from the lien holder, the borrower's current employer, verifying no payments are due or have been made in the past 12 months.  Condition remains. ; Ability to Repay Non-Compliant:  Reserves are less than guideline requirement when utilizing ATR qualifying methods - Lender Guidelines dated 12/01/2014 require 12 months reserves for the subject property. The loan file contained verified assets of $84,902.37. The loan file required reserves in the amount of $91,488.36, a shortage of $6,585.99.  - Cleared 06/04/2015 Lender Response: 04/02/2015: The 12 month reserve requirement would be $74,917. 6 mos liquid = $37,458.78. Borrower had $23,355.24 minus $3,077.37 at closing which equals $20,277.87. Liquid reserves were 3.24 months. A variance was approved based on mitigating factors, low dti, great credit, low ltv/cltv, as well as other factors. Borrower has 12 mos overall reserves at closing. B1 is a new physician with high income potential at current employment. Issue Resolution: 04/07/2015: Audit has re-analyzed the loan documents and determined that the 2nd mortgage payment has been deferred per agreement.  Payment calculated as $1, therefore total reserves required are $77,355.  No shortage, condition cleared.
04/02/2015: Audit has re-analyzed the loan documents and determined that per QM, Debt payments do not have to be classified as projected obligations if the consumer provides written evidence that the debt will be deferred to a period outside the 12-month timeframe.  A payment for the 2nd lien Note has been included until verification of deferment as stated above.  Therefore, required reserves are higher than lender reserves.  Condition remains.
; ATR Violation - Missing K-1 - The borrower's 2012 and 2013 tax returns a reflect Schedule E S-Corp.   The file did not contain the K1s to support the borrower's percentage of ownership.  Provide copy of K1's for 2012 and 2013. Additional conditions may apply.  - Cleared 06/04/2015 Lender Response: 04/02/2015: This income source was prior employment for B1 and does not continue and was not used for qualifying. No further documentation is required. Letter of explanation is that the company is no longer active. Uploaded letter. Issue Resolution: 04/02/2015: Audit has re-analyzed the tax returns/transcripts documentation, as well as lender rebuttal, and determined that the 2013 Tax Returns and Tax Transcripts reflect no self-employment income.  Signed letter provided by borrower states that the business is no longer active.  Condition cleared. ;

LTV is lower than guideline maximum 64.43% LTV vs 80% max allowed. ; CLTV is lower than guideline maximum 73% CLTV vs 80% max allowed. ; Disposable Income is higher than guideline minimum $13,493.96 in disposable income;

300008365	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $570,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008364	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $1,250,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008363	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report was not provided in file. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $925,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008362	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $836,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared;	1	1	RA	RA	A	A	A	A	A	A	A	A
300008361	3	2	D	B	D	B	D	B	D	B	D	B	3	2	CD	CB	D	B	D	B	D	B	D	B
Missing hazard insurance declaration - Missing master hazard insurance declaration for subject property - Cleared 06/04/2015 Lender Response: 03/30/2015: Haz dec page Issue Resolution: 03/30/2015: Audit review of borrower's hazard insurance and master hazard insurance for subject property has determined the documentation submitted is deemed acceptable, condition cleared. ; Missing verbal verification of employment - Lender's Retail Credit Policy, dated 11/10/2014, requires a verification of employment within 10 days of the note date for salaried borrowers. For verification with The employment verification company, the verification will be valid if the “As of Date” on the verification does not exceed 35 days. If the verification is older than 35 days an update or new verification must be requested. The verification in file is 37 days from the Note date, an update is required. - Acknowledged 06/04/2015 Lender Response: 04/01/2015: Borrower has 9 years with current employer. Uploaded fresh voe . Issue Resolution: 04/01/2015: Audit acknowledges that the a verbal verification of employment is outside of guides, per guidelines a VVOE must be completed within 10 business days of the Note date for all business channels, however a VVOE was provided post-close 03/13/2015.  (Subject Note date was 12/18/2014 and disbursement date was 12/30/2014). Post-close VOE does not affect the overall ability to repay the subject loan. Compensating factors noted are: DTI of 34.33%, FICO of 773 and LTV/CLTV of 69.23%. Loan will be graded a B.

; Missing Evidence of Property Taxes - Evidence of property taxes for current residence not provided in file - Cleared 06/04/2015 Lender Response: 03/31/2015: Uploading a copy of the tax receipt/bill for current residence. Issue Resolution: 03/31/2015: Audit review of tax receipt/bill for current residence ($13,965.22/12=$1,163.77 mo.) documentation submitted is deemed acceptable, condition cleared.

;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA report not provided in file - Cleared 06/04/2015 Lender Response: 03/26/2015: Appraisal review Issue Resolution: 03/26/2015: A CDA report with corrected unit # reflecting a value of $1,300,000 which is a 0% variance was provided. Condition Cleared. 03/24/2015: Audit review CDA and have the incorrect unit number. Please provide updated CDA showing the correct unit number. Condition remains.;	1	1	RA	RA	A	A	A	A	A	A	A	A		CLTV is lower than guideline maximum 69.23% CLTV; DTI is lower than guideline maximum 773 FICO; FICO is higher than guideline minimum 34.33% DTI;
300008358	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Insufficient Credit Score - The 711 credit score does not meet the 720 program minimum to waive escrows.   - Cleared 06/11/2015 Lender Response: 03/27/2015:  For loans in subject state, as long as LTV is 90% or below, escrow waiver is permissible at borrowers request (with no further requirements, conditions, or fees). Issue Resolution: 03/27/2015: Audit reviewed the lender rebuttal and has determine that per subject property's state CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan.  Condition cleared.

; Missing Note - The Lender's approval requires a copy of the existing note or mortgage statement to verify net tangible benefits. - Cleared 06/04/2015 Lender Response: 03/27/2015: Uploaded copy of note.  Issue Resolution: 03/27/2015: Audit review of Prior Note versus current Note verifies benefit to the borrower.  Documentation submitted is deemed acceptable, condition cleared. ; Missing Tax Transcripts - Lender Credit Policy Guidelines dated 01/15/2015 requires IRS transcripts to cover two years - Cleared 06/04/2015 Lender Response: 04/03/2015: Uploaded IRS transcripts. Issue Resolution: 04/03/2015: Audit review of 2012 and 2013 Tax Transcripts submitted are deemed acceptable, condition cleared. ;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - Review Appraisal Missing: A CDA Report was not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/15: CDA provided reflecting a value of $1,510,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The initial TIL in the file is dated 02/05/2015 and the original application date is 01/21/2015 - Cleared 03/23/2015 Issue Resolution: 03/23/2015: Audit review of initial TIL, dated 01/25/2015, documentation submitted is deemed acceptable, condition cleared.
;
																																																				Years on Job 13 yrs on job; CLTV is lower than guideline maximum CLTV 40.92% ; DTI is lower than guideline maximum DTI 36.45%;
300008356	3	1	D	B	D	A	D	A	D	A	D	A	1	1	CA	CA	A	A	A	A	A	A	A	A		3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/24/2015 Issue Resolution: 03/24/2015: CDA provided reflecting a value of $900,000 which is a 0.00% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	A	C	A	C	A
Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure in the file is dated 01/22/2015 and the original application date is 12/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Initial Affiliated Business Disclosure  Issue Resolution: 03/27/2015:  Audit review of Affiliated Business Disclosure, dated 12/26/2014, documentation submitted is deemed acceptable, condition cleared. ; Missing Initial Truth in Lending (Lender Disclosure) - Missing Initial Truth Lending Disclosure from the Loan file. - Cleared 03/27/2015 Lender Response: 03/27/2015: Initial Truth In Lending Issue Resolution: 03/27/2015:  Audit review of Initial Truth In Lending, dated 12/26/2014, documentation submitted is deemed acceptable, condition cleared. ; Missing HUD Homeownership Organization Counseling Disclosure - Missing HUD Homeownership Organization Disclosure from the loan file. - Cleared 03/27/2015 Lender Response: 03/27/2015: Homeownership Counseling Disclosure Issue Resolution: 03/27/2015: Audit review of Homeownership Counseling Disclosure, dated 12/26/2014, documentation submitted is deemed acceptable, condition cleared. ;
																																																				LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; FICO is higher than guideline minimum ;
300008354	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing asset documentation - Missing Asset statements for the following accounts: Nov 2014 statement required for Asset account #1 and asset #4 listed on the final 1003 application. - Cleared 06/04/2015 Lender Response: 04/03/2015: We have Sept & Oct statements for Asset account 3 and 4. December transactions were only provided for proof of liquidation. Issue Resolution: 04/03/2015: Audit review of asset account #1 and asset account #4 listed on the final 1003 application dated from 11/01/2014 through 12/05/2014 submitted are deemed acceptable, condition cleared.

; Missing payment history - Provide proof mortgage payment for 11/2014 for current residence reflect 0x30. - Cleared 06/04/2015 Lender Response: 04/01/2015: See LQI Credit report pulled on 12/05/14 for most recent balance of current mortgage as evidence Nov pmt was made timely. Issue Resolution: 04/01/2015: Audit review of Credit report pulled on 12/05/14 reflects 0x90, documentation submitted is deemed acceptable, condition cleared.

;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/27/2015 Lender Response: 03/27/2015: Appraisal review Issue Resolution: 03/27/2015: Field Review provided in lieu of CDA reflecting a value of $1,460,000.00 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 40.49% DTI; FICO is higher than guideline minimum 757 FICO ; Years in Field 6 yrs in field ;
300008353	3	1	D	B	D	A	D	B	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
General Credit Exception - Insufficient credit score for escrow waiver. Escrow waiver requires 720 representative credit score, borrowers have 708 score. - Cleared 03/27/2015 Lender Response: 03/27/2015: For loans in the subject property's state, as long as LTV is 90% or below, escrow waiver is permissible at borrowers request (with no further requirements, conditions, or fees). Issue Resolution: 03/27/2015: Audit reviewed the lender rebuttal and has determine that per subject property's state CIVIL CODE SECTION 2947-2955.5 (a) (1) No impound, trust, or other type of account for payment of taxes on the property, insurance premiums, or other purposes relating to the property shall be required as a condition of a real property sale contract or a loan secured by a deed of trust or mortgage on real property containing only a single-family, owner-occupied dwelling, except:  (D) where the original principal amount of such a loan is (i) 90 percent or more of the sale price, if the property involved is sold, or is (ii) 90 percent or more of the appraised value of the property securing the loan.  Condition cleared.

; Missing VOR - Missing rental payment history. Printout in file shows online banking bill payments for 19 months, but no verification/explanation that these payments were rent payments. - Cleared 06/04/2015 Lender Response: 03/27/2015: Uploaded property ownership detail to verify current landlord of present residence as listed on the 1003 application is one of 3 units. Present residence address as listed on the 1003 application is the 911 address. Issue Resolution: 03/27/2015: Audit review of all documentation submitted is deemed acceptable.  Per Credit Policy 12/08/2014 guides, a rental history acceptable if the borrower has not been 30 days late on their rent payments in the last 12 months verified with either a VOR or cancelled checks. Printout of Asset statement reflects payments to current landlord in the amount of $1,700 from 06/28/2013 - 12/29/2014. Current landlord of present residence as listed on the 1003 application has owned residence since 10/25/2012.  Condition cleared.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/2015: CDA provided reflecting a value of $1,323,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	3	1	RC	RA	C	A	D	B	C	A	C	A
Good Faith Estimate not provided within 3 business days of application date. - The Good Faith Estimate in the file is dated 12/13/2014 and the original application date is 11/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Audit trail Issue Resolution: 03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared. ; Servicing Disclosure Statement not provided within 3 business days of application date. - The Servicing Disclosure Statement in the file is dated 12/13/2014 and the original application date is 11/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Audit trail Issue Resolution: 03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared. ; Affiliated Business Disclosure not provided within 3 business days of application date. - The Affiliated Business Disclosure in the file is dated 12/13/2014 and the original application date is 11/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Audit trail Issue Resolution: 03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared. ; Special Information Booklet not provided within 3 business days of application date. - The Special Information Booklet in the file is dated 12/13/2014 and the original application date is 11/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Audit trail Issue Resolution: 03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared. ; Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD - The GFE reflects fees of $820.30 vs. actual fees of $1,341.00 that were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $438.67.  The lender credit of $490.67 found on line #206 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others.  - Cured Post Close 05/21/2015 Issue Resolution: 09/19/2015 The GFE reflects fees of $820.30 vs. actual fees of $1,341.00 that were charged on the HUD-1 in the section that cannot increase more that 10%.  The amount of restitution is $438.67.  The lender credit of $490.67 found on line #206 of the HUD-1 is sufficient.  Loan will be graded a B for Fitch and A for others. -Cleared; Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure) - The Initial TIL in the file is dated 12/13/2014 and the original application date is 11/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Audit trail Issue Resolution: 03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared. ; ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. - The Appraisal Disclosure in the file is dated 12/13/2014 and the original application date is 11/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Audit trail Issue Resolution: 03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared. ; HUD Homeownership Counseling Disclosure not provided within 3 days of application - The HUD Homeownership Counseling Disclosure in the file is dated 12/13/2014 and the original application date is 11/26/2014. - Cleared 03/27/2015 Lender Response: 03/27/2015: Audit trail Issue Resolution: 03/27/2015: Audit review of "audit trail" documentation reflecting property as TBD until 12/12/2014 is deemed acceptable, condition cleared. ;
																																																				DTI is lower than guideline maximum 20.14 < 43% DTI; CLTV is lower than guideline maximum 70% CLTV < 80% CLTV; Reserves are higher than guideline minimum 201 months > 12 months;
300008352	3	1	D	B	D	A	D	A	D	A	D	A	3	1	CD	CA	D	A	D	A	D	A	D	A
Missing mortgage/deed of trust - Missing fully executed and notarized Deed of Trust. Additional conditions may apply. - Cleared 04/13/2015 Issue Resolution: 03/23/2015: Fully executed deed of trust provided.  Condition cleared. ; Missing VOM - Provide 12 months VOM to reflect 0x30 for REO listed on page 3 of 1003 application.  - Cleared 06/04/2015 Issue Resolution: 03/24/2015: Credit Supplement provided showing 12 months and 0X30. No outstanding issues found. Condition cleared.; Missing VOR - Provide 12 months VOR reflecting 0 x 30. - Cleared 04/13/2015 Issue Resolution: 04/13/2015: 12 months canceled checks provided. Condition cleared.
03/24/2015: Audit review documentation submitted. 11 months cancelled checks were provided. Please provide check showing rent payment for August 2014. Condition remains.;
																										3	1	VD	VB	D	A	D	A	D	A	D	A	570 - Review Appraisal Missing - A CDA Report was not provided. - Cleared 03/23/2015 Issue Resolution: 03/23/2015: CDA provided reflecting a value of $1,105,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.;	1	1	RA	RA	A	A	A	A	A	A	A	A		DTI is lower than guideline maximum 33.91 % DTI ; FICO is higher than guideline minimum 783 FICO ; Years in Field 25 yrs in field ;